Capital World Bond Fund®
Investment portfolio
September 30, 2025
unaudited

Bonds, notes & other debt instruments 89.60% Euros 18.46%	Principal amount (000)	Value (000)
Agence Francaise de Developpement 2.75% 9/30/2030	EUR3,000	$3,494
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028) (a)	17,960	19,850
AIB Group PLC 2.875% 5/30/2031 (5-year EUR Mid-Swap + 3.30% on 5/30/2026) (a)	2,300	2,704
Albania (Republic of) 4.75% 2/14/2035	14,200	16,836
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028) (a)	2,005	2,605
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029) (a)	1,480	1,856
Altria Group, Inc. 2.20% 6/15/2027	4,275	4,997
American Medical Systems Europe BV 1.375% 3/8/2028	940	1,075
American Medical Systems Europe BV 3.25% 3/8/2034	3,020	3,509
American Tower Corp. 0.45% 1/15/2027	125	143
Amprion Gmbh 3.971% 9/22/2032	2,600	3,171
Amprion Gmbh 4.125% 9/7/2034	8,000	9,762
Amprion Gmbh 3.875% 6/5/2036	6,100	7,221
Anheuser-Busch InBev SA/NV 1.125% 7/1/2027	675	777
Anheuser-Busch InBev SA/NV 2.875% 4/2/2032	1,561	1,805
AT&T, Inc. 2.05% 5/19/2032	6,250	6,810
AT&T, Inc. 3.60% 6/1/2033	2,350	2,787
AT&T, Inc. 4.30% 11/18/2034	1,450	1,791
AT&T, Inc. 3.15% 9/4/2036	965	1,070
AT&T, Inc. 2.60% 5/19/2038	685	696
Austria (Republic of) 3.45% 10/20/2030	630	772
Austria (Republic of) 0% 2/20/2031	12,975	13,288
Austria (Republic of) 0.90% 2/20/2032	1,238	1,303
Austria (Republic of) 2.90% 2/20/2034	670	787
Austria (Republic of) 0.75% 3/20/2051	80	50
Austria (Republic of) 3.80% 1/26/2062	120	143
Austria (Republic of) 0.70% 4/20/2071	200	84
Austria (Republic of) 1.50% 11/2/2086	30	17
Austria (Republic of) 2.10% 9/20/2117	50	35
Austria (Republic of) 0.85% 6/30/2120	50	18
Banco de Credito Social Cooperativo SA 4.125% 9/3/2030 (1-year EUR-ICE Swap EURIBOR + 1.70% on 9/3/2029) (a)	6,800	8,256
Banco de Sabadell SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028) (a)	11,800	14,663
Banco de Sabadell SA 5.50% 9/8/2029 (1-year EUR-ICE Swap EURIBOR + 2.40% on 9/8/2028) (a)	5,000	6,318
Banco de Sabadell SA 5.125% 6/27/2034 (5-year EUR Mid-Swap + 2.40% on 6/7/2029) (a)	7,900	9,831
Bank Gospodarstwa Krajowego 4.25% 9/13/2044	1,120	1,282
Bank Nederlandse Gemeenten NV 2.75% 4/5/2029	340	404
Bank Nederlandse Gemeenten NV 3.00% 4/23/2030	410	491
Bank of America Corp. 0.58% 8/8/2029 (3-month EUR-EURIBOR + 0.73% on 8/8/2028) (a)(b)	3,140	3,474
Bank of Ireland Group PLC 1.375% 8/11/2031 (5-year EUR Mid-Swap + 1.65% on 8/11/2026) (a)	4,000	4,654
Banque Federative du Credit Mutuel 3.875% 6/16/2032 (5-year EUR Mid-Swap + 2.20% on 6/16/2027) (a)	1,500	1,788
Barclays PLC 4.616% 3/26/2037 (5-year EUR Mid-Swap + 2.05% on 3/26/2032) (a)	8,990	10,948
Belgium (Kingdom of), Series 102, 2.70% 10/22/2029	610	723
Belgium (Kingdom of), Series 89, 0.10% 6/22/2030	585	613
Belgium (Kingdom of), Series 105, 2.60% 10/22/2030	1,970	2,311
Belgium (Kingdom of), Series 94, 0.35% 6/22/2032	465	463
Capital World Bond Fund — Page 1 of 59

unaudited
Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
Belgium (Kingdom of), Series 97, 3.00% 6/22/2033	EUR6,180	$7,264
Belgium (Kingdom of), Series 103, 3.10% 6/22/2035	1,275	1,478
Belgium (Kingdom of), Series 104, 3.45% 6/22/2042	190	213
Belgium (Kingdom of), Series 88, 1.70% 6/22/2050	19,200	14,286
Belgium (Kingdom of), Series 101, 3.50% 6/22/2055	730	757
Belgium (Kingdom of), Series 80, 2.15% 6/22/2066	70	49
Belgium (Kingdom of), Series 93, 0.65% 6/22/2071	60	21
BlackRock, Inc. 3.75% 7/18/2035	1,980	2,386
BNP Paribas SA 2.50% 3/31/2032 (1-year EUR Mid-Swap + 1.60% on 3/31/2027) (a)	1,500	1,751
BP Capital Markets PLC 1.231% 5/8/2031	2,200	2,344
BPCE SA 4.50% 1/13/2033	8,800	10,941
BPCE SA 4.875% 2/26/2036 (5-year EUR-ICE Swap EURIBOR + 2.30% on 2/26/2031) (a)	6,500	8,039
British American Tobacco PLC 3.00% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 3.372% on 12/27/2026) (a)	25,840	30,339
Bulgaria (Republic of) 4.50% 1/27/2033	2,788	3,564
Bulgaria (Republic of) 3.50% 5/7/2034	3,960	4,686
Bulgaria (Republic of) 3.375% 7/18/2035	9,325	10,760
Bulgaria (Republic of) 4.125% 5/7/2038	1,260	1,491
Caisse d’Amortissement de la Dette Sociale 0% 2/25/2028	2,400	2,670
CaixaBank SA 4.375% 8/8/2036 (5-year EUR-ICE Swap EURIBOR + 1.95% on 8/8/2031) (a)	11,300	13,705
Coca-Cola Co. 3.375% 8/15/2037	1,425	1,651
Comcast Corp. 0% 9/14/2026	6,650	7,642
Comcast Corp. 0.25% 5/20/2027	6,700	7,597
Comcast Corp. 0.25% 9/14/2029	3,705	3,942
Commerzbank AG 4.625% 1/17/2031 (3-month EUR-EURIBOR + 2.10% on 1/17/2030) (a)	6,800	8,456
Cote d’Ivoire (Republic of) 6.875% 10/17/2040	700	769
Croatia (Republic of) 3.25% 2/11/2037	7,080	8,127
Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029) (a)	25,900	28,754
Deutsche Telekom AG 3.25% 6/4/2035	11,572	13,532
Dow Chemical Co. (The) 1.125% 3/15/2032	9,000	9,092
Dow Chemical Co. (The) 1.875% 3/15/2040	500	427
E.ON SE 1.625% 3/29/2031	5,260	5,764
Eaton Capital Unlimited Co. 3.625% 5/9/2035	3,000	3,548
Eaton Capital Unlimited Co. 3.802% 5/21/2036	3,000	3,569
Electricite de France SA 4.25% 1/25/2032	9,400	11,600
Electricite de France SA 4.00% 5/7/2037	3,100	3,640
Electricite de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028) (a)	8,600	9,848
Electricite de France SA 2.875% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 3.373% on 3/15/2027) (a)	2,600	3,017
Electricite de France SA 3.00% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 3.198% on 12/3/2027) (a)	800	926
Electricite de France SA 7.50% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 4.86% on 12/6/2028) (a)	600	775
Enel Finance International NV 4.00% 2/20/2031	3,270	4,015
Engie SA 3.875% 1/6/2031	6,800	8,262
Equinix Europe 2 Financing Corp., LLC 3.65% 9/3/2033	1,580	1,851
Eurobank Ergasias Services and Holdings SA 10.00% 12/6/2032 (5-year EUR Mid-Swap + 7.588% on 12/6/2027) (a)	5,605	7,508
Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028) (a)	1,695	2,163
Eurobank SA 4.00% 9/24/2030 (1-year EUR Mid-Swap + 2.127% on 9/24/2029) (a)	297	360
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030) (a)	14,468	18,154
Eurobank SA 4.00% 2/7/2036 (1-year EUR-ICE Swap EURIBOR + 1.70% on 2/7/2035) (a)	8,000	9,457
European Investment Bank 0% 1/14/2031	2,020	2,077
European Investment Bank 0.25% 1/20/2032	19,400	19,633
Capital World Bond Fund — Page 2 of 59

unaudited
Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
European Investment Bank 1.50% 6/15/2032	EUR6,160	$6,709
European Investment Bank 2.875% 1/15/2035	2,810	3,281
European Union 0% 11/4/2025	350	410
European Union 0% 3/4/2026	3,590	4,181
European Union 2.875% 12/6/2027	3,590	4,277
European Union 0% 6/2/2028	19,680	21,804
European Union 2.625% 7/4/2028	8,820	10,457
European Union 0% 10/4/2028	800	878
European Union 2.875% 10/5/2029	1,110	1,325
European Union 2.50% 10/14/2030	10,460	12,242
European Union 0% 7/4/2031	4,680	4,731
European Union 2.75% 12/13/2032	4,387	5,123
European Union 0% 7/4/2035	1,355	1,185
European Union 3.375% 10/4/2039	1,205	1,391
European Union 3.75% 10/12/2045	6,016	6,991
European Union 2.625% 2/4/2048	400	386
European Union 3.375% 10/5/2054	3,440	3,608
European Union 4.00% 10/12/2055	20,055	23,362
Finland (Republic of) 2.50% 4/15/2030	290	341
Finland (Republic of) 3.00% 9/15/2034	360	423
Finland (Republic of) 3.20% 4/15/2045	140	156
Finland (Republic of) 2.95% 4/15/2055	120	121
Ford Motor Credit Co., LLC 3.622% 7/27/2028	9,850	11,594
Ford Motor Credit Co., LLC 5.125% 2/20/2029	640	785
Ford Motor Credit Co., LLC 4.445% 2/14/2030	1,200	1,438
French Republic O.A.T. 0% 2/25/2027	2,000	2,282
French Republic O.A.T. 2.40% 9/24/2028	3,080	3,619
French Republic O.A.T. 2.75% 2/25/2029	5,280	6,256
French Republic O.A.T. 0% 11/25/2030	75,900	77,431
French Republic O.A.T. 0% 11/25/2031	1,140	1,120
French Republic O.A.T. 0% 5/25/2032	320	308
French Republic O.A.T. 2.00% 11/25/2032	14,305	15,618
French Republic O.A.T. 3.00% 5/25/2033	2,845	3,297
French Republic O.A.T. 1.25% 5/25/2034	71,360	70,801
French Republic O.A.T. 3.00% 11/25/2034	32,700	37,202
French Republic O.A.T. 3.20% 5/25/2035	390	448
French Republic O.A.T. 1.25% 5/25/2038	490	431
French Republic O.A.T. 0.50% 5/25/2040	5,600	4,113
French Republic O.A.T. 4.50% 4/25/2041	60	75
French Republic O.A.T. 2.50% 5/25/2043	1,360	1,293
French Republic O.A.T. 0.75% 5/25/2052	1,360	714
French Republic O.A.T. 0.75% 5/25/2053	80	41
French Republic O.A.T. 3.00% 5/25/2054	1,000	921
French Republic O.A.T. 3.25% 5/25/2055	410	395
French Republic O.A.T. 3.75% 5/25/2056	4,010	4,216
French Republic O.A.T. 1.75% 5/25/2066	150	90
French Republic O.A.T. 0.50% 5/25/2072	120	36
General Motors Financial Co., Inc. 4.00% 7/10/2030 (b)	2,200	2,660
Germany (Federal Republic of) 0% 10/9/2026	1,500	1,727
Germany (Federal Republic of) 0% 4/16/2027	5	6
Germany (Federal Republic of) 2.20% 4/13/2028	8,141	9,599
Germany (Federal Republic of) 2.10% 11/15/2029	17,701	20,690
Germany (Federal Republic of) 0% 2/15/2030	124,120	132,394
Germany (Federal Republic of) 0% 8/15/2031	900	922
Germany (Federal Republic of) 0% 2/15/2032	390	394
Capital World Bond Fund — Page 3 of 59

unaudited
Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
Germany (Federal Republic of) 1.70% 8/15/2032	EUR31,265	$35,000
Germany (Federal Republic of) 2.30% 2/15/2033	2,000	2,316
Germany (Federal Republic of) 2.20% 2/15/2034	5,000	5,698
Germany (Federal Republic of) 2.50% 2/15/2035	93,710	108,515
Germany (Federal Republic of) 0% 5/15/2036	830	727
Germany (Federal Republic of) 1.00% 5/15/2038	730	684
Germany (Federal Republic of) 2.60% 5/15/2041	930	1,028
Germany (Federal Republic of) 3.25% 7/4/2042	320	383
Germany (Federal Republic of) 2.50% 7/4/2044	840	897
Germany (Federal Republic of) 0% 8/15/2050	25,740	13,672
Germany (Federal Republic of) 1.80% 8/15/2053	710	614
Germany (Federal Republic of) 2.50% 8/15/2054	20	20
Greece (Hellenic Republic of) 3.875% 6/15/2028	9,760	11,937
Greece (Hellenic Republic of) 1.50% 6/18/2030	4,320	4,821
Greece (Hellenic Republic of) 0.75% 6/18/2031	9,150	9,586
Greece (Hellenic Republic of) 4.25% 6/15/2033	190	240
Greece (Hellenic Republic of) 3.625% 6/15/2035	22,240	26,634
Greece (Hellenic Republic of) 4.375% 7/18/2038	1,250	1,576
Greece (Hellenic Republic of) 4.125% 6/15/2054	5,540	6,354
Heathrow Funding, Ltd. 4.50% 7/11/2035	1,400	1,742
Heineken NV 4.125% 3/23/2035	970	1,194
Honeywell International, Inc. 0.75% 3/10/2032	1,990	2,011
Hungary (Republic of) 5.375% 9/12/2033	600	766
Hungary (Republic of) 4.875% 3/22/2040	1,465	1,729
ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032) (a)	6,100	7,994
Intesa Sanpaolo SpA 5.625% 3/8/2033	3,000	4,007
Ireland (Republic of) 0.20% 5/15/2027	30	34
Ireland (Republic of) 2.60% 10/18/2034	3,840	4,386
Ireland (Republic of) 3.00% 10/18/2043	6,740	7,459
Ireland (Republic of) 1.50% 5/15/2050	795	623
Ireland (Republic of) 3.15% 10/18/2055	290	308
Italy (Republic of) 0.25% 3/15/2028	6,660	7,451
Italy (Republic of) 2.65% 6/15/2028	1,140	1,349
Italy (Republic of) 2.80% 12/1/2028	28,044	33,388
Italy (Republic of) 3.35% 7/1/2029	3,080	3,719
Italy (Republic of) 2.95% 7/1/2030	620	735
Italy (Republic of) 2.70% 10/1/2030	10,495	12,267
Italy (Republic of) 3.50% 2/15/2031	650	787
Italy (Republic of) 3.45% 7/15/2031	780	941
Italy (Republic of) 3.15% 11/15/2031	130	154
Italy (Republic of) 3.25% 11/15/2032	22,010	25,987
Italy (Republic of) 2.50% 12/1/2032	90	102
Italy (Republic of) 4.20% 3/1/2034	10,813	13,524
Italy (Republic of) 3.65% 8/1/2035	20,430	24,290
Italy (Republic of) 3.60% 10/1/2035	320	378
Italy (Republic of) 1.45% 3/1/2036	4,060	3,904
Italy (Republic of) 3.85% 10/1/2040	15,030	17,443
Italy (Republic of) 4.45% 9/1/2043	2,040	2,503
Italy (Republic of) 4.10% 4/30/2046	980	1,146
Italy (Republic of) 4.30% 10/1/2054	28,540	32,923
Italy (Republic of) 4.65% 10/1/2055	390	473
Italy (Republic of) 2.80% 3/1/2067	90	74
Italy (Republic of) 2.15% 3/1/2072	60	41
Johnson & Johnson 3.35% 2/26/2037	2,550	2,969
Johnson Controls International PLC 3.125% 12/11/2033	2,000	2,291
Capital World Bond Fund — Page 4 of 59

unaudited
Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
Lithuania (Republic of) 3.50% 7/3/2031	EUR4,910	$5,930
Lithuania (Republic of) 4.25% 9/10/2045	3,325	3,896
Lloyds Banking Group PLC 3.875% 5/14/2032 (1-year EUR-ICE Swap EURIBOR + 1.18% on 5/14/2031) (a)	438	529
Luxembourg (Grand Duchy of) 0% 9/14/2032	271	265
Magyar Export-Import Bank 6.00% 5/16/2029	3,130	3,979
McDonalds Corp. 4.00% 3/7/2030 (b)	1,100	1,353
Medtronic Global Holdings SCA 1.00% 7/2/2031	7,720	8,101
Morocco (Kingdom of) 4.75% 4/2/2035	900	1,092
MPT Operating Partnership, LP 0.993% 10/15/2026	225	253
Nasdaq, Inc. 4.50% 2/15/2032	2,730	3,436
NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029) (a)	8,365	9,142
NatWest Group PLC 1.043% 9/14/2032 (5-year EUR Mid-Swap + 1.27% on 9/14/2027) (a)	1,190	1,352
Netherlands (Kingdom of the) 2.50% 7/15/2035	680	774
Netherlands (Kingdom of the) 3.75% 1/15/2042	150	188
Netherlands (Kingdom of the) 3.25% 1/15/2044	240	281
Netherlands (Kingdom of the) 2.75% 1/15/2047	180	193
Netherlands (Kingdom of the) 2.00% 1/15/2054	260	228
Ontario (Province of) 3.25% 7/3/2035	3,990	4,675
Orange 2.00% 1/15/2029	400	461
Orange 3.875% 9/11/2035	6,100	7,361
Philip Morris International, Inc. 2.75% 6/6/2029	970	1,134
Philip Morris International, Inc. 3.75% 1/15/2031	1,700	2,054
Philip Morris International, Inc. 0.80% 8/1/2031	4,800	4,914
Philippines (Republic of) 0.70% 2/3/2029	3,480	3,816
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028) (a)	2,460	3,210
Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029) (a)	3,930	4,913
Portugal (Republic of) 2.125% 10/17/2028	1,140	1,339
Portugal (Republic of) 1.95% 6/15/2029	60	70
Portugal (Republic of) 3.875% 2/15/2030	320	399
Portugal (Republic of) 0.475% 10/18/2030	2,150	2,292
Portugal (Republic of) 2.875% 10/20/2034	1,280	1,485
Portugal (Republic of) 3.00% 6/15/2035	12,450	14,480
Portugal (Republic of) 3.50% 6/18/2038	5,340	6,332
Portugal (Republic of) 3.375% 6/15/2040	4,850	5,578
Portugal (Republic of) 3.625% 6/12/2054	5,660	6,285
Prologis Euro Finance, LLC 3.875% 1/31/2030	175	213
Prologis Euro Finance, LLC 4.625% 5/23/2033	425	539
Prologis Euro Finance, LLC 4.25% 1/31/2043	1,600	1,852
Prysmian SpA 3.875% 11/28/2031	3,000	3,635
Quebec (Province of) 0.25% 5/5/2031	5,980	6,112
Quebec (Province of) 0.50% 1/25/2032	7,700	7,810
Quebec (Province of) 3.35% 7/23/2039	12,870	14,751
Queensland Treasury Corp. 3.25% 5/21/2035	2,425	2,839
Romania (Republic of) 5.375% 3/22/2031	900	1,077
Romania (Republic of) 5.625% 5/30/2037	1,516	1,709
Romania (Republic of) 5.625% 5/30/2037	735	829
Saudi Arabia (Kingdom of) 3.75% 3/5/2037	2,960	3,450
Senegal (Republic of) 5.375% 6/8/2037	260	201
Severn Trent Utilities Finance PLC 4.00% 3/5/2034	3,340	4,032
Severn Trent Utilities Finance PLC 3.875% 8/4/2035	5,302	6,284
Spain (Kingdom of) 0% 1/31/2027	7,212	8,239
Spain (Kingdom of) 0.80% 7/30/2027	13,890	15,937
Spain (Kingdom of) 0% 1/31/2028	2,370	2,647
Spain (Kingdom of) 2.40% 5/31/2028	710	837
Spain (Kingdom of) 1.40% 7/30/2028	3,575	4,102
Capital World Bond Fund — Page 5 of 59

unaudited
Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
Spain (Kingdom of) 1.45% 4/30/2029	EUR10,215	$11,624
Spain (Kingdom of) 2.70% 1/31/2030	1,600	1,894
Spain (Kingdom of) 1.25% 10/31/2030	1,381	1,519
Spain (Kingdom of) 0.50% 10/31/2031	478	492
Spain (Kingdom of) 0.70% 4/30/2032	2,073	2,129
Spain (Kingdom of) 3.15% 4/30/2033	9,075	10,797
Spain (Kingdom of) 3.55% 10/31/2033	26,626	32,427
Spain (Kingdom of) 3.25% 4/30/2034	4,410	5,239
Spain (Kingdom of) 3.45% 10/31/2034	1,185	1,425
Spain (Kingdom of) 1.85% 7/30/2035	130	135
Spain (Kingdom of) 3.20% 10/31/2035	11,303	13,213
Spain (Kingdom of) 3.90% 7/30/2039	3,942	4,780
Spain (Kingdom of) 3.50% 1/31/2041	860	984
Spain (Kingdom of) 3.45% 7/30/2043	1,365	1,528
Spain (Kingdom of) 2.70% 10/31/2048	5,875	5,642
Spain (Kingdom of) 1.90% 10/31/2052	2,680	2,060
Spain (Kingdom of) 4.00% 10/31/2054	1,140	1,318
State Grid Overseas Investment (2016), Ltd. 2.125% 5/2/2030	800	919
Stryker Corp. 0.75% 3/1/2029	5,230	5,757
Stryker Corp. 1.00% 12/3/2031	2,410	2,503
Takeda Pharmaceutical Co., Ltd. 0.75% 7/9/2027	3,230	3,673
T-Mobile USA, Inc. 3.85% 5/8/2036	1,400	1,664
T-Mobile USA, Inc. 3.50% 2/11/2037	1,180	1,345
T-Mobile USA, Inc. 3.80% 2/11/2045	840	919
Treasury Corporation of Victoria 3.625% 9/29/2040	3,390	3,964
United Mexican States 3.50% 9/19/2029	4,390	5,203
United Mexican States 4.50% 3/19/2034	595	714
Verallia SAS 3.875% 11/4/2032	33,900	39,790
Veralto Corp. 4.15% 9/19/2031	1,000	1,223
Verizon Communications, Inc. 1.25% 4/8/2030	6,000	6,547
Verizon Communications, Inc. 3.25% 10/29/2032	2,500	2,919
Verizon Communications, Inc. 4.75% 10/31/2034	1,760	2,244
Verizon Communications, Inc. 3.75% 2/28/2036	790	930
Verizon Communications, Inc. 3.75% 8/6/2037	1,700	1,970
Wells Fargo & Co. 3.90% 7/22/2032 (3-month EUR-EURIBOR + 1.22% on 7/22/2031) (a)(b)	1,170	1,416
		1,856,458
Japanese yen 7.78%
Indonesia (Republic of), Series 20, 0.57% 5/27/2026	JPY700,000	4,712
Indonesia (Republic of), Series 31, 0.99% 5/27/2027	1,900,000	12,736
Indonesia (Republic of), Series 32, 1.33% 5/25/2029	2,000,000	13,272
Japan, Series 341, 0.30% 12/20/2025	2,274,300	15,372
Japan, Series 346, 0.10% 3/20/2027	2,907,900	19,448
Japan, Series 347, 0.10% 6/20/2027	1,000,000	6,670
Japan, Series 474, 0.70% 7/1/2027	5,293,850	35,666
Japan, Series 352, 0.10% 9/20/2028	4,711,250	30,997
Japan, Series 358, 0.10% 3/20/2030	1,035,600	6,670
Japan, Series 26, 0.005% 3/10/2031 (c)	1,336,544	9,308
Japan, Series 362, 0.10% 3/20/2031	902,700	5,726
Japan, Series 363, 0.10% 6/20/2031	500,000	3,158
Japan, Series 374, 0.80% 3/20/2034	500,000	3,183
Japan, Series 152, 1.20% 3/20/2035	9,261,650	60,321
Japan, Series 161, 0.60% 6/20/2037	1,581,700	9,288
Japan, Series 162, 0.60% 9/20/2037	2,020,000	11,788
Japan, Series 173, 0.40% 6/20/2040	2,385,650	12,527
Capital World Bond Fund — Page 6 of 59

unaudited
Bonds, notes & other debt instruments (continued) Japanese yen (continued)	Principal amount (000)	Value (000)
Japan, Series 176, 0.50% 3/20/2041	JPY741,900	$3,869
Japan, Series 182, 1.10% 9/20/2042	4,065,000	22,589
Japan, Series 185, 1.10% 6/20/2043	942,700	5,151
Japan, Series 186, 1.50% 9/20/2043	6,419,100	37,382
Japan, Series 187, 1.30% 12/20/2043	523,600	2,933
Japan, Series 188, 1.60% 3/20/2044	500,000	2,934
Japan, Series 192, 2.40% 3/20/2045	37,641,850	247,982
Japan, Series 53, 0.60% 12/20/2046	6,486,800	29,250
Japan, Series 37, 0.60% 6/20/2050	5,218,850	21,051
Japan, Series 70, 0.70% 3/20/2051	2,521,150	10,185
Japan, Series 73, 0.70% 12/20/2051	6,733,600	26,616
Japan, Series 74, 1.00% 3/20/2052	1,353,400	5,814
Japan, Series 76, 1.40% 9/20/2052	105,000	499
Japan, Series 77, 1.60% 12/20/2052	1,894,250	9,438
Japan, Series 79, 1.20% 6/20/2053	3,636,550	16,171
Japan, Series 81, 1.60% 12/20/2053	2,352,150	11,568
Japan, Series 84, 2.10% 9/20/2054	10,896,600	60,115
Japan, Series 85, 2.30% 12/20/2054	600,000	3,462
Japan, Series 86, 2.40% 3/20/2055	720,600	4,250
Japan, Series 13, 0.50% 3/20/2060	60,000	187
Japan, Series 18, 3.10% 3/20/2065	33,000	214
		782,502
British pounds 3.29%
Banco Santander, SA 5.50% 6/11/2029	GBP7,600	10,489
Credit Agricole SA 5.375% 1/15/2029 (1-year GBP-GILT + 1.65% on 1/15/2028) (a)	5,900	8,040
Dexia 4.125% 7/22/2027	2,200	2,952
Electricite de France SA 5.50% 3/27/2037	6,000	7,582
Flutter Treasury DAC 6.125% 6/4/2031	225	306
Ford Motor Credit Co., LLC 5.625% 10/9/2028	4,280	5,784
Landwirtschaftliche Rentenbank 4.375% 1/10/2030	600	812
Lloyds Banking Group PLC 2.707% 12/3/2035 (5-year GBP-GILT + 2.40% on 12/3/2030) (a)	7,000	8,291
Oesterreichische Kontrollbank Aktiengesellschaft 4.50% 10/22/2029	600	816
Quebec (Province of) 2.25% 9/15/2026	18,480	24,414
United Kingdom 1.25% 7/22/2027	16,940	21,763
United Kingdom 4.25% 12/7/2027	9,590	13,014
United Kingdom 4.50% 6/7/2028	515	702
United Kingdom 1.625% 10/22/2028	20,610	25,950
United Kingdom 4.125% 7/22/2029	13,700	18,457
United Kingdom 0.875% 10/22/2029	660	786
United Kingdom 4.375% 3/7/2030	8,610	11,690
United Kingdom 0.25% 7/31/2031	15,400	16,599
United Kingdom 1.00% 1/31/2032	45,590	50,247
United Kingdom 4.25% 6/7/2032	9,100	12,209
United Kingdom 3.25% 1/31/2033	4,230	5,263
United Kingdom 4.50% 3/7/2035	310	410
United Kingdom 0.625% 7/31/2035	1,708	1,565
United Kingdom 4.75% 10/22/2035	3,760	5,045
United Kingdom 3.75% 1/29/2038	2,320	2,767
United Kingdom 1.125% 1/31/2039	1,200	1,013
United Kingdom 4.375% 1/31/2040	780	969
United Kingdom 1.25% 10/22/2041	550	426
United Kingdom 4.75% 10/22/2043	470	588
United Kingdom 1.75% 1/22/2049	610	422
United Kingdom 0.625% 10/22/2050	260	122
Capital World Bond Fund — Page 7 of 59

unaudited
Bonds, notes & other debt instruments (continued) British pounds (continued)	Principal amount (000)	Value (000)
United Kingdom 1.25% 7/31/2051	GBP24,790	$13,921
United Kingdom 1.50% 7/31/2053	440	256
United Kingdom 3.75% 10/22/2053	3,090	3,112
United Kingdom 4.375% 7/31/2054	31,250	35,174
United Kingdom 5.375% 1/31/2056	700	925
United Kingdom 1.75% 7/22/2057	600	358
United Kingdom 0.50% 10/22/2061	540	178
United Kingdom 4.00% 10/22/2063	300	309
United Kingdom 2.50% 7/22/2065	22,070	15,728
United Kingdom 3.50% 7/22/2068	170	157
United Kingdom 1.625% 10/22/2071	200	104
United Kingdom 1.125% 10/22/2073	90	37
Vodafone Group PLC 5.625% 12/4/2025	540	727
Volkswagen International Finance NV 3.375% 11/16/2026	700	929
		331,408
Brazilian reais 2.46%
Brazil (Federative Republic of) 0% 1/1/2026	BRL756,229	137,153
Brazil (Federative Republic of) 10.00% 1/1/2027	2,865	515
Brazil (Federative Republic of) 10.00% 1/1/2029	10,300	1,777
Brazil (Federative Republic of) 0% 1/1/2030	27,800	3,073
Brazil (Federative Republic of) 10.00% 1/1/2031	77,885	12,800
Brazil (Federative Republic of) 10.00% 1/1/2033	20,000	3,167
Brazil (Federative Republic of) 10.00% 1/1/2035	373,700	57,456
Brazil (Federative Republic of) 6.00% 8/15/2040 (c)	12,377	2,061
Brazil (Federative Republic of) 6.00% 8/15/2050 (c)	167,525	27,220
Brazil (Federative Republic of) 6.00% 8/15/2060 (c)	12,377	1,978
		247,200
Australian dollars 1.85%
Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	AUD20,000	11,673
Australia (Commonwealth of), Series 158, 1.25% 5/21/2032	2,300	1,284
Australia (Commonwealth of), Series 166, 3.00% 11/21/2033	4,849	2,959
Australia (Commonwealth of), Series 167, 3.75% 5/21/2034	36,250	23,238
Australia (Commonwealth of), Series 168, 3.50% 12/21/2034	11,350	7,088
Australia (Commonwealth of), Series 162, 1.75% 6/21/2051	884	312
New South Wales Treasury Corp. 4.25% 2/20/2036	44,039	27,528
New South Wales Treasury Corp. 5.25% 2/24/2038	28,089	18,708
Suncorp Group, Ltd. (3-month AUD-BBSW + 2.65%) 6.213% 12/1/2038 (d)	450	309
Treasury Corporation of Victoria 5.50% 9/15/2039	139,688	93,399
		186,498
Chinese yuan renminbi 1.67%
China (People’s Republic of), Series INBK, 2.69% 8/12/2026	CNY99,400	14,127
China (People’s Republic of), Series INBK, 2.48% 4/15/2027	420	60
China (People’s Republic of), Series INBK, 2.37% 1/15/2029	12,000	1,731
China (People’s Republic of), Series 1915, 3.13% 11/21/2029	75,090	11,239
China (People’s Republic of), Series INBK, 2.75% 2/17/2032	47,600	7,100
China (People’s Republic of), Series INBK, 1.57% 5/15/2032	233,950	32,471
China (People’s Republic of), Series INBK, 2.88% 2/25/2033	42,140	6,382
China (People’s Republic of), Series INBK, 2.67% 11/25/2033	36,000	5,383
China (People’s Republic of), Series INBK, 2.27% 5/25/2034	275,110	39,973
China (People’s Republic of), Series INBK, 2.33% 8/15/2044	39,000	5,568
China (People’s Republic of), Series 1910, 3.86% 7/22/2049	13,170	2,389
China (People’s Republic of), Series INBK, 3.39% 3/16/2050	16,400	2,786
Capital World Bond Fund — Page 8 of 59

unaudited
Bonds, notes & other debt instruments (continued) Chinese yuan renminbi (continued)	Principal amount (000)	Value (000)
China (People’s Republic of), Series INBK, 3.19% 4/15/2053	CNY52,140	$8,714
China (People’s Republic of), Series INBK, 3.00% 10/15/2053	13,010	2,115
China (People’s Republic of), Series INBK, 2.47% 7/25/2054	1,710	251
China (People’s Republic of), Series INBK, 1.92% 1/15/2055	198,520	25,895
China Development Bank Corp., Series 2004, 3.43% 1/14/2027	9,380	1,347
		167,531
Indian rupees 1.23%
Asian Development Bank 6.72% 2/8/2028	INR918,700	10,414
European Bank for Reconstruction and Development 5.25% 1/12/2027	516,700	5,755
European Bank for Reconstruction and Development 6.30% 10/26/2027	215,800	2,425
European Bank for Reconstruction and Development 6.75% 1/13/2032	4,439,700	50,041
European Investment Bank 6.95% 3/1/2029	378,300	4,294
European Investment Bank 7.40% 10/23/2033	1,194,200	14,008
Export-Import Bank of Korea 7.40% 2/5/2030	17,500	200
Export-Import Bank of Korea 8.10% 10/16/2030	33,100	388
India (Republic of) 7.18% 7/24/2037	49,190	571
India (Republic of) 7.06% 10/10/2046	231,870	2,621
India (Republic of) 7.30% 6/19/2053	510,030	5,816
India (Republic of) 7.09% 8/5/2054	50,000	556
Inter-American Development Bank 7.35% 10/6/2030	186,000	2,150
Inter-American Development Bank 7.00% 4/17/2033	702,000	8,010
International Bank for Reconstruction and Development 6.75% 9/8/2027	802,400	9,092
International Bank for Reconstruction and Development 6.85% 4/24/2028	207,000	2,346
Korea Development Bank 6.75% 7/1/2030	465,000	5,166
		123,853
South Korean won 1.22%
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	KRW28,587,150	20,294
South Korea (Republic of), Series 3106, 2.00% 6/10/2031	5,250,000	3,585
South Korea (Republic of), Series 3212, 4.25% 12/10/2032	117,729,040	91,183
South Korea (Republic of), Series 3506, 2.625% 6/10/2035	8,000,000	5,547
South Korea (Republic of), Series 4409, 2.875% 9/10/2044	2,000,000	1,410
South Korea (Republic of), Series 6809, 2.00% 9/10/2068	2,000,000	1,159
		123,178
Malaysian ringgits 1.21%
Malaysia (Federation of), Series 0218, 4.369% 10/31/2028	MYR2,545	626
Malaysia (Federation of), Series 0122, 3.582% 7/15/2032	2,000	480
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	51,373	12,545
Malaysia (Federation of), Series 0317, 4.762% 4/7/2037	15,220	4,005
Malaysia (Federation of), Series 0124, 4.054% 4/18/2039	43,036	10,642
Malaysia (Federation of), Series 0219, 4.467% 9/15/2039	5,000	1,285
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	10,030	2,392
Malaysia (Federation of), Series 0221, 4.417% 9/30/2041	18,546	4,764
Malaysia (Federation of), Series 0223, 4.291% 8/14/2043	62,296	15,728
Malaysia (Federation of), Series 0224, 4.18% 5/16/2044	257,980	64,282
Malaysia (Federation of), Series 0417, 4.895% 5/8/2047	8,880	2,420
Malaysia (Federation of), Series 0120, 4.065% 6/15/2050	2,750	668
Malaysia (Federation of), Series 022, 5.357% 5/15/2052	3,300	958
Malaysia (Federation of), Series 0123, 4.457% 3/31/2053	3,500	897
		121,692
Capital World Bond Fund — Page 9 of 59

unaudited
Bonds, notes & other debt instruments (continued) Canadian dollars 0.65%	Principal amount (000)	Value (000)
Canada (Government) 3.00% 2/1/2027	CAD3,000	$2,171
Canada (Government) 3.50% 3/1/2028	60,003	44,118
Canada (Government) 2.75% 12/1/2048	22,100	13,809
Canada Housing Trust 2.85% 6/15/2030	2,980	2,144
Ontario (Province of) 3.95% 12/2/2035	1,500	1,093
Ontario (Province of) 4.45% 12/2/2056	1,000	721
Province of Newfoundland Canada 4.00% 6/2/2035	1,500	1,095
		65,151
Danish kroner 0.58%
Denmark (Kingdom of) 2.25% 11/15/2033	DKK1,650	257
Denmark (Kingdom of) 4.50% 11/15/2039	830	158
Denmark (Kingdom of) 0.25% 11/15/2052	590	47
Nykredit Realkredit AS, Series 01E, 2.00% 7/1/2037 (e)	12,883	1,951
Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2040 (e)	81,809	11,720
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043 (e)	204,453	26,620
Nykredit Realkredit AS, Series 01E, 2.50% 10/1/2047 (e)	6,597	970
Nykredit Realkredit AS, Series CCE, 1.00% 10/1/2050 (e)	48,034	5,936
Nykredit Realkredit AS, Series 01E, 1.00% 10/1/2053 (e)	67,183	8,268
Realkredit Danmark AS 1.00% 10/1/2053 (e)	18,349	2,258
		58,185
Indonesian rupiah 0.53%
Indonesia (Republic of), Series 64, 6.125% 5/15/2028	IDR2,386,000	147
Indonesia (Republic of), Series 71, 9.00% 3/15/2029	170,772,000	11,439
Indonesia (Republic of), Series 101, 6.875% 4/15/2029	40,000,000	2,519
Indonesia (Republic of), Series 78, 8.25% 5/15/2029	89,342,000	5,871
Indonesia (Republic of), Series 91, 6.375% 4/15/2032	28,868,000	1,783
Indonesia (Republic of), Series 96, 7.00% 2/15/2033	258,118,000	16,270
Indonesia (Republic of), Series 100, 6.625% 2/15/2034	160,502,000	9,821
Indonesia (Republic of), Series 68, 8.375% 3/15/2034	29,000	2
Indonesia (Republic of). Series 103, 6.75% 7/15/2035	7,869,000	486
Indonesia (Republic of), Series 98, 7.125% 6/15/2038	10,008,000	622
Indonesia (Republic of), Series 79, 8.375% 4/15/2039	43,000,000	2,943
Indonesia (Republic of), Series 92, 7.125% 6/15/2042	16,300,000	1,006
		52,909
Mexican pesos 0.45%
America Movil, SAB de CV, 10.125% 1/22/2029	MXN41,210	2,345
America Movil, SAB de CV, 9.50% 1/27/2031	299,500	16,810
America Movil, SAB de CV, 10.30% 1/30/2034	136,070	7,933
America Movil, SAB de CV, 8.46% 12/18/2036	15,000	773
United Mexican States, Series M, 7.50% 6/3/2027	1,700	93
United Mexican States, Series M20, 8.50% 5/31/2029	50,880	2,815
United Mexican States, Series M, 7.75% 5/29/2031	36,621	1,950
United Mexican States, Series S, 2.75% 11/27/2031 (c)	30,793	1,521
United Mexican States, Series M, 7.50% 5/26/2033	35,570	1,836
United Mexican States, Series M30, 10.00% 11/20/2036	16,220	960
United Mexican States, Series M, 7.75% 11/13/2042	76,290	3,628
United Mexican States, Series M, 8.00% 11/7/2047	17,492	839
United Mexican States, Series M, 8.00% 7/31/2053	69,670	3,315
		44,818
Capital World Bond Fund — Page 10 of 59

unaudited
Bonds, notes & other debt instruments (continued) Colombian pesos 0.36%	Principal amount (000)	Value (000)
Colombia (Republic of), Series B, 7.00% 3/26/2031	COP26,334,400	$5,617
Colombia (Republic of), Series B, 7.00% 6/30/2032	643,700	132
Colombia (Republic of), Series B, 13.25% 2/9/2033	2,400,400	663
Colombia (Republic of), Series B, 7.25% 10/18/2034	150,142,000	29,658
		36,070
Norwegian kroner 0.30%
Norway (Kingdom of) 3.625% 4/13/2034	NOK222,720	21,723
Norway (Kingdom of) 3.75% 6/12/2035	87,140	8,534
		30,257
Polish zloty 0.22%
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN26,990	6,918
Poland (Republic of), Series 0432, 1.75% 4/25/2032	6,166	1,388
Poland (Republic of), Series 1033, 6.00% 10/25/2033	44,930	12,969
Poland (Republic of), Series 1034, 5.00% 10/25/2034	5,017	1,345
		22,620
South African rand 0.13%
South Africa (Republic of), Series R-2030, 8.00% 1/31/2030	ZAR11,548	672
South Africa (Republic of), Series R-213, 7.00% 2/28/2031	6,000	329
South Africa (Republic of), Series R-2032, 8.25% 3/31/2032	16,952	969
South Africa (Republic of), Series R-2035, 8.875% 2/28/2035	68,820	3,915
South Africa (Republic of), Series R-2040, 9.00% 1/31/2040	33,145	1,759
South Africa (Republic of), Series R-214, 6.50% 2/28/2041	15,385	645
South Africa (Republic of), Series R-2048, 8.75% 2/28/2048	93,820	4,695
		12,984
Czech korunas 0.12%
Czech Republic 6.00% 2/26/2026	CZK163,430	7,970
Czech Republic 0.95% 5/15/2030	16,950	714
Czech Republic 1.20% 3/13/2031	28,560	1,184
Czech Republic 1.75% 6/23/2032	15,900	656
Czech Republic 4.90% 4/14/2034	23,470	1,165
Czech Republic 1.95% 7/30/2037	9,140	333
		12,022
Hungarian forints 0.12%
Hungary (Republic of) 2.00% 5/23/2029	HUF281,130	729
Hungary (Republic of) 6.75% 7/23/2031	2,014,450	6,145
Hungary (Republic of) 3.25% 10/22/2031	839,660	2,136
Hungary (Republic of) 4.75% 11/24/2032	254,550	684
Hungary (Republic of) 7.00% 10/24/2035	680,240	2,068
		11,762
Thai baht 0.10%
Thailand (Kingdom of) 3.35% 6/17/2033	THB26,000	918
Thailand (Kingdom of) 1.585% 12/17/2035	65,000	2,026
Thailand (Kingdom of) 2.00% 6/17/2042	20,009	628
Thailand (Kingdom of) 3.45% 6/17/2043	79,264	3,002
Thailand (Kingdom of) 2.875% 6/17/2046	8,967	314
Thailand (Kingdom of) 4.00% 6/17/2055	81,000	3,541
		10,429
Capital World Bond Fund — Page 11 of 59

unaudited
Bonds, notes & other debt instruments (continued) Philippine pesos 0.10%	Principal amount (000)	Value (000)
Asian Development Bank 5.25% 4/29/2035	PHP190,200	$3,286
Philippines (Republic of) 6.75% 9/15/2032	371,970	6,701
		9,987
Turkish lira 0.07%
Turkey (Republic of), Series 5Y, 12.60% 10/1/2025	TRY3,758	90
Turkey (Republic of), Series 2Y, 36.00% 8/12/2026	143,370	3,415
Turkey (Republic of), Series 4Y, 46.40% 6/16/2027 (d)	53,960	1,307
Turkey (Republic of), Series 5Y, 17.30% 7/19/2028	84,460	1,445
Turkey (Republic of), Series 5Y, 31.08% 11/8/2028	25,900	586
		6,843
New Zealand dollars 0.06%
New Zealand 4.50% 5/15/2035	NZD654	388
New Zealand 5.00% 5/15/2054	192	111
New Zealand 3.25% 9/20/2050 (c)	9,153	5,453
		5,952
Egyptian pounds 0.04%
Egypt (Arab Republic of) 25.318% 8/13/2027	EGP100,903	2,159
Egypt (Arab Republic of) 24.458% 10/1/2027	94,950	2,019
		4,178
Peruvian nuevos soles 0.03%
Peru (Republic of) 6.85% 8/12/2035	PEN10,274	3,126
Peru (Republic of) 7.60% 8/12/2039	1,002	316
		3,442
Romanian leu 0.02%
Romania (Republic of) 7.20% 5/31/2027	RON6,700	1,550
Kazakhstani tenge 0.01%
Development Bank of Kazakhstan JSC 10.95% 5/6/2026	KZT500,000	887
Swedish kronor 0.00%
Sweden (Kingdom of) 2.25% 5/11/2035	SEK1,990	205
Sweden (Kingdom of) 1.375% 6/23/2071	540	33
		238
Ukrainian hryvnia 0.00%
Ukraine 15.09% 2/4/2026	UAH1,747	39
Ukraine 15.20% 4/29/2026	1,770	38
Ukraine 15.10% 6/24/2026	1,298	28
		105
U.S. dollars 46.54%
1261229 B.C., Ltd. 10.00% 4/15/2032 (f)	USD1,280	1,313
200 Park Funding Trust 5.74% 2/15/2055 (f)	3,000	3,042
AbbVie, Inc. 5.05% 3/15/2034	12,931	13,311
AbbVie, Inc. 5.40% 3/15/2054	3,302	3,286
ACHV ABS Trust, Series 2024-3AL, Class C, 5.68% 12/26/2031 (e)(f)	436	440
Acuris Finance US, Inc. 9.00% 8/1/2029 (f)	500	523
Adobe, Inc. 2.15% 2/1/2027	6,134	6,006
Capital World Bond Fund — Page 12 of 59

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
AECOM 6.00% 8/1/2033 (f)	USD35	$36
AEP Transmission Co., LLC 5.375% 6/15/2035	275	285
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (d)(f)(g)(h)	2,950	2,928
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (f)	4,875	3,891
AES Andes SA, junior subordinated, 8.15% 6/10/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.835% on 6/10/2030) (a)	1,000	1,059
AG Issuer, LLC 6.25% 3/1/2028 (f)	762	764
AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034) (a)(f)	8,388	8,828
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 5.614%) 9.765% 3/11/2030 (d)(g)(h)	36	36
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 7.614%) 6.00% PIK and 5.98% Cash 3/11/2030 (d)(g)(h)(i)	34	34
Albertsons Cos., Inc. 3.50% 3/15/2029 (f)	500	475
Albion Financing 1 SARL 7.00% 5/21/2030 (f)	200	207
Alera Group Intermediate Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 5.50%) 9.663% 5/30/2033 (d)(h)	440	454
Alfa Transmisora De Energia SA 4.55% 9/27/2051	9,451	7,571
Alibaba Group Holding, Ltd. 5.25% 5/26/2035 (f)	395	414
Alibaba Group Holding, Ltd. 4.00% 12/6/2037	400	370
Alibaba Group Holding, Ltd. 2.70% 2/9/2041	600	447
Alibaba Group Holding, Ltd. 4.20% 12/6/2047	500	430
Alibaba Group Holding, Ltd. 5.625% 11/26/2054 (f)	200	209
Allegro CLO, Ltd., Series 2019-1, Class ARR, (3-month USD CME Term SOFR + 1.13%) 5.455% 4/20/2032 (d)(e)(f)	2,756	2,757
Alliance Resource Operating Partners, LP 8.625% 6/15/2029 (f)	102	108
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029 (f)	588	587
Alliant Holdings Intermediate, LLC 7.00% 1/15/2031 (f)	990	1,024
Alliant Holdings Intermediate, LLC 6.50% 10/1/2031 (f)	425	435
Alliant Holdings Intermediate, LLC 7.375% 10/1/2032 (f)	610	629
Allied Universal Holdco, LLC 4.625% 6/1/2028 (f)	550	540
Allied Universal Holdco, LLC 6.00% 6/1/2029 (f)	240	236
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029 (f)	200	208
Ambipar Lux SARL 10.875% 2/5/2033 (f)	200	34
Amentum Holdings, Inc. 7.25% 8/1/2032 (f)	495	514
American Express Co. 5.532% 4/25/2030 (USD-SOFR + 1.09% on 4/25/2029) (a)	3,975	4,155
American Express Co. 5.284% 7/26/2035 (USD-SOFR + 1.42% on 7/26/2034) (a)	675	697
American International Group, Inc. 4.85% 5/7/2030	1,000	1,024
American International Group, Inc. 5.125% 3/27/2033	289	297
American International Group, Inc. 5.45% 5/7/2035	2,749	2,865
American International Group, Inc. 4.375% 6/30/2050	1,773	1,506
AmeriTex HoldCo Intermediate, LLC 7.625% 8/15/2033 (f)	225	234
Amgen, Inc. 2.20% 2/21/2027	1,179	1,151
Amgen, Inc. 2.00% 1/15/2032	5,845	5,076
Amgen, Inc. 4.20% 3/1/2033	2,000	1,946
Amgen, Inc. 5.25% 3/2/2033	13,384	13,868
Amgen, Inc. 5.65% 3/2/2053	10,268	10,249
ams-OSRAM AG 12.25% 3/30/2029 (f)	335	361
AMSR Trust, Series 2025-SFR1, Class A, 3.655% 6/17/2042 (e)(f)	3,916	3,768
Angola (Republic of) 9.50% 11/12/2025	27,279	27,409
Angola (Republic of) 8.25% 5/9/2028	875	881
Angola (Republic of) 8.75% 4/14/2032	780	747
Anywhere Real Estate Group, LLC 5.75% 1/15/2029 (f)	650	627
Anywhere Real Estate Group, LLC 5.25% 4/15/2030 (f)	360	336
Aon Corp. 5.35% 2/28/2033	1,181	1,236
Aon Corp. 3.90% 2/28/2052	1,000	759
Aon North America, Inc. 5.75% 3/1/2054	1,084	1,093
APL Finance, LLC, Series 2025-1A, Class A, 5.39% 3/20/2036 (e)(f)	365	365
Capital World Bond Fund — Page 13 of 59

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (e)(f)	USD5,702	$5,773
Apollo Aviation Securitization Equity Trust, Series 25-1A, Class A, 5.943% 2/16/2050 (e)(f)	3,118	3,192
Ardonagh Finco, Ltd. 7.75% 2/15/2031 (f)	400	419
Ardonagh Group Finance, Ltd. 8.875% 2/15/2032 (f)	1,045	1,099
Aretec Group, Inc. 7.50% 4/1/2029 (f)	1,257	1,264
Aretec Group, Inc. 10.00% 8/15/2030 (f)	612	668
Argentine Republic 0.75% 7/9/2030 (1.75% on 7/9/2027) (a)	2,589	1,752
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class A2, 4.92% 5/15/2029 (e)(f)	967	968
Arthur J. Gallagher & Co. 5.00% 2/15/2032	1,500	1,532
Arthur J. Gallagher & Co. 5.15% 2/15/2035	2,500	2,531
Arthur J. Gallagher & Co. 5.55% 2/15/2055	883	864
AT&T, Inc. 5.40% 2/15/2034	3,577	3,719
AT&T, Inc. 4.50% 5/15/2035	1,406	1,359
AT&T, Inc. 3.50% 9/15/2053	2,147	1,486
Athene Global Funding 5.543% 8/22/2035 (f)	1,361	1,380
Athene Holding, Ltd. 6.625% 5/19/2055	3,000	3,213
ATI, Inc. 7.25% 8/15/2030	810	851
Avantor Funding, Inc. 3.875% 11/1/2029 (f)	810	771
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027 (e)(f)	11,562	11,665
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (e)(f)	6,513	6,793
Axon Enterprise, Inc. 6.125% 3/15/2030 (f)	355	365
Axon Enterprise, Inc. 6.25% 3/15/2033 (f)	775	800
B&G Foods, Inc. 5.25% 9/15/2027	1,150	1,114
B&G Foods, Inc. 8.00% 9/15/2028 (f)	615	597
BAE Systems PLC 5.50% 3/26/2054 (f)	384	390
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029) (a)	10,480	9,924
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029) (a)(f)	290	275
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056 (d)(e)	1,412	1,511
Bank Commercial Mortgage Trust, Series 2025-5YR14, Class AS, 6.072% 4/15/2058 (d)(e)	3,141	3,280
Bank Gospodarstwa Krajowego 5.75% 7/9/2034 (f)	2,140	2,259
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (f)	2,310	2,413
Bank of America Corp. 3.419% 12/20/2028 (3-month USD CME Term SOFR + 1.302% on 12/20/2027) (a)	3	3
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030) (a)	5,557	4,965
Bank of New York Mellon Corp. 4.942% 2/11/2031 (USD-SOFR + 0.887% on 2/11/2030) (a)	8,228	8,454
BAT Capital Corp. 3.215% 9/6/2026	2	2
BAT Capital Corp. 4.625% 3/22/2033	1,716	1,699
BAT Capital Corp. 6.421% 8/2/2033	1,288	1,414
BAT Capital Corp. 5.625% 8/15/2035	26,699	27,758
BAT Capital Corp. 7.079% 8/2/2043	2,250	2,548
BAT Capital Corp. 5.65% 3/16/2052	600	575
BAT Capital Corp. 6.25% 8/15/2055	211	221
Bath & Body Works, Inc. 6.875% 11/1/2035	328	342
Bath & Body Works, Inc. 6.75% 7/1/2036	315	325
Bausch Health Americas, Inc. 8.50% 1/31/2027 (f)	1,240	1,229
Bausch Health Cos., Inc. 4.875% 6/1/2028 (f)	450	403
Bausch Health Cos., Inc. 11.00% 9/30/2028 (f)	500	520
Baxter International, Inc. 2.539% 2/1/2032	7,119	6,243
Baytex Energy Corp. 7.375% 3/15/2032 (f)	200	196
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (a)	20,052	22,265
Beach Acquisition Bidco, LLC 10.75% PIK or 10.00% Cash 7/15/2033 (f)(i)	375	405
Belron Finance 2019, LLC 6.742% 10/16/2031 (d)(h)	376	379
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057 (e)	1,244	1,301
Capital World Bond Fund — Page 14 of 59

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Benchmark Mortgage Trust, Series 2024-V5, Class C, 6.973% 1/10/2057 (d)(e)	USD739	$762
BHP Billiton Finance (USA), Ltd. 5.30% 2/21/2035	2,320	2,415
BHP Billiton Finance (USA), Ltd. 5.75% 9/5/2055	767	798
Biocon Biologics Global PLC 6.67% 10/9/2029 (f)	17,299	16,812
Block, Inc. 5.625% 8/15/2030 (f)	415	421
Block, Inc. 3.50% 6/1/2031	490	456
Block, Inc. 6.50% 5/15/2032	780	808
Block, Inc. 6.00% 8/15/2033 (f)	95	97
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (d)(e)	7,580	7,891
Boeing Co. (The) 2.75% 2/1/2026	9,126	9,075
Boeing Co. (The) 2.196% 2/4/2026	500	496
Boeing Co. (The) 2.70% 2/1/2027	525	514
Boeing Co. (The) 5.04% 5/1/2027	2,099	2,122
Boeing Co. (The) 5.15% 5/1/2030	421	432
Boeing Co. (The) 6.388% 5/1/2031	450	490
Boeing Co. (The) 6.528% 5/1/2034	2,942	3,255
Boeing Co. (The) 5.705% 5/1/2040	2,000	2,042
Boeing Co. (The) 5.805% 5/1/2050	1,765	1,764
Boeing Co. (The) 6.858% 5/1/2054	1,644	1,877
Boeing Co. (The) 5.93% 5/1/2060	2,579	2,578
Boeing Co. (The) 7.008% 5/1/2064	1,337	1,549
Borr IHC, Ltd. 10.00% 11/15/2028 (f)	1,059	1,055
Borr IHC, Ltd. 10.375% 11/15/2030 (f)	301	302
Boston Properties, LP 2.90% 3/15/2030	406	377
Boston Properties, LP 3.25% 1/30/2031	173	161
Boston Properties, LP 2.55% 4/1/2032	881	762
Boston Properties, LP 2.45% 10/1/2033	2,737	2,241
Boston Properties, LP 6.50% 1/15/2034	1,276	1,377
Boston Properties, LP 5.75% 1/15/2035	1,555	1,590
Boyd Gaming Corp. 4.75% 6/15/2031 (f)	260	251
Boyne USA, Inc. 4.75% 5/15/2029 (f)	765	751
BPCE SA 2.045% 10/19/2027 (USD-SOFR + 1.087% on 10/19/2026) (a)(f)	7,500	7,322
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028) (a)(f)	3,000	3,186
BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035) (a)(f)	5,000	5,353
BPCE SA 6.027% 5/28/2036 (USD-SOFR + 1.956% on 5/28/2035) (a)(f)	2,453	2,585
Braskem Netherlands Finance BV 4.50% 1/10/2028	918	397
Braskem Netherlands Finance BV 4.50% 1/31/2030	21,957	8,291
Braskem Netherlands Finance BV 8.50% 1/12/2031	16,756	6,545
Braskem Netherlands Finance BV 8.50% 1/12/2031 (f)	3,035	1,186
Braskem Netherlands Finance BV 7.25% 2/13/2033	5,283	2,031
BRAVO Residential Funding Trust, Series 2025-NQM5, Class A1, 5.496% 2/25/2065 (6.496% on 5/1/2027) (a)(e)(f)	2,200	2,219
Brazil (Federative Republic of) 5.50% 11/6/2030	2,320	2,370
Bristol-Myers Squibb Co. 5.20% 2/22/2034	19,789	20,529
Bristol-Myers Squibb Co. 5.55% 2/22/2054	1,800	1,795
Broadcom, Inc. 4.00% 4/15/2029 (f)	6,163	6,137
Broadcom, Inc. 4.75% 4/15/2029	1,950	1,990
Broadcom, Inc. 5.15% 11/15/2031	4,186	4,351
Broadcom, Inc. 3.469% 4/15/2034 (f)	3,875	3,538
Broadcom, Inc. 5.20% 7/15/2035	5,925	6,109
Broadcom, Inc. 4.80% 2/15/2036	1,774	1,769
Brown & Brown, Inc. 4.90% 6/23/2030	2,000	2,028
Brown & Brown, Inc. 5.25% 6/23/2032	2,000	2,052
Brown & Brown, Inc. 5.55% 6/23/2035	2,000	2,059
Brown & Brown, Inc. 6.25% 6/23/2055	2,000	2,106
Buffalo Energy Mexico Holdings, SA de CV, 7.875% 2/15/2039 (f)	2,872	3,109
Capital World Bond Fund — Page 15 of 59

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Bulgaria (Republic of) 5.00% 3/5/2037	USD824	$826
BX Commercial Mortgage Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 4.965% 9/15/2036 (d)(e)(f)	8,361	8,337
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (e)(f)	5,903	6,098
Caesars Entertainment, Inc. 7.00% 2/15/2030 (f)	1,029	1,059
Caesars Entertainment, Inc. 6.50% 2/15/2032 (f)	315	321
CaixaBank SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028) (a)(f)	7,555	7,859
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (a)(f)	1,584	1,644
CaixaBank SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033) (a)(f)	600	669
CaixaBank SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034) (a)(f)	2,075	2,206
CaixaBank SA 5.581% 7/3/2036 (USD-SOFR + 1.79% on 7/3/2035) (a)(f)	3,022	3,097
California Resources Corp. 7.125% 2/1/2026 (f)	408	409
California Resources Corp. 8.25% 6/15/2029 (f)	600	626
Campbell’s Co. (The) 4.75% 3/23/2035	795	771
Canadian Imperial Bank of Commerce 5.245% 1/13/2031 (USD-SOFR + 1.105% on 1/13/2030) (a)	6,122	6,324
Canadian Pacific Railway Co. 4.80% 3/30/2030	3,557	3,644
Canadian Pacific Railway Co. 5.20% 3/30/2035	546	563
Canadian Pacific Railway Co. 3.00% 12/2/2041	540	405
Canadian Pacific Railway Co. 3.10% 12/2/2051	1,683	1,141
CAN-PACK SA 3.875% 11/15/2029 (f)	255	240
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033) (a)	2,040	2,207
Capstone Copper Corp. 6.75% 3/31/2033 (f)	150	155
Carnival Corp. 5.125% 5/1/2029 (f)	80	80
Carnival Corp. 6.00% 5/1/2029 (f)	370	376
Carnival Corp. 6.125% 2/15/2033 (f)	410	421
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027) (a)(e)(f)	1,115	1,126
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034 (d)(e)(f)	4,092	4,031
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (d)(e)(f)	666	663
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (e)(f)	4,463	4,538
Caturus Energy, LLC 8.50% 2/15/2030 (f)	120	125
CCO Holdings, LLC 5.00% 2/1/2028 (f)	250	248
CCO Holdings, LLC 4.75% 3/1/2030 (f)	495	475
CCO Holdings, LLC 4.50% 8/15/2030 (f)	388	367
CCO Holdings, LLC 4.25% 2/1/2031 (f)	325	300
CCO Holdings, LLC 4.75% 2/1/2032 (f)	816	755
CCO Holdings, LLC 4.50% 5/1/2032	276	251
CCO Holdings, LLC 4.50% 6/1/2033 (f)	1,666	1,482
CCO Holdings, LLC 4.25% 1/15/2034 (f)	2,107	1,823
Central Garden & Pet Co. 4.125% 10/15/2030	760	723
Central Garden & Pet Co. 4.125% 4/30/2031 (f)	300	280
Century Aluminum Co. 6.875% 8/1/2032 (f)	175	182
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (e)(f)	3,163	2,734
Charter Communications Operating, LLC 6.65% 2/1/2034	3,257	3,482
Charter Communications Operating, LLC 6.384% 10/23/2035	780	817
Charter Communications Operating, LLC 5.85% 12/1/2035	1,748	1,765
Charter Communications Operating, LLC 4.80% 3/1/2050	2,832	2,244
Charter Communications Operating, LLC 3.70% 4/1/2051	4,203	2,775
Charter Communications Operating, LLC 3.90% 6/1/2052	10,485	7,106
Charter Communications Operating, LLC 5.25% 4/1/2053	4,662	3,898
Charter Communications Operating, LLC 6.70% 12/1/2055	1,143	1,157
Chevron Corp. 3.078% 5/11/2050	2,252	1,564
Chile (Republic of) 4.34% 3/7/2042	715	634
Chile (Republic of) 4.00% 1/31/2052	335	265
China Huaneng Group Co., Ltd. 5.30% perpetual contingent convertible bonds (3-year UST Yield Curve Rate T Note Constant Maturity + 3.775% on 7/5/2027) (a)	1,925	1,957
Capital World Bond Fund — Page 16 of 59

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
China Oil and Gas Group, Ltd. 4.70% 6/30/2026	USD8,131	$8,078
CHS / Community Health Systems, Inc. 6.00% 1/15/2029 (f)	300	291
CHS / Community Health Systems, Inc. 10.875% 1/15/2032 (f)	360	382
Chubb INA Holdings, LLC 5.00% 3/15/2034	5,902	6,055
Chubb INA Holdings, LLC 4.90% 8/15/2035	2,000	2,013
Cigna Group (The) 5.25% 1/15/2036	3,850	3,901
Cigna Group (The) 6.00% 1/15/2056	575	597
Cikarang Listrindo Tbk PT 5.65% 3/12/2035	200	202
CIM Trust, Series 2025-R1, Class A1, 5.00% 2/25/2099 (8.00% on 3/1/2028) (a)(e)(f)	2,732	2,719
Cisco Systems, Inc. 4.95% 2/26/2031	3,000	3,106
Cisco Systems, Inc. 5.05% 2/26/2034	2,025	2,095
Cisco Systems, Inc. 5.10% 2/24/2035	12,883	13,330
Cisco Systems, Inc. 5.30% 2/26/2054	412	407
CITGO Petroleum Corp. 8.375% 1/15/2029 (f)	285	297
Citibank, NA 4.914% 5/29/2030	1,375	1,413
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028 (d)(e)(f)	5,275	5,507
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (d)(e)(f)	8,128	8,383
Citigroup, Inc. 5.174% 9/11/2036 (USD-SOFR + 1.488% on 9/11/2035) (a)	1,075	1,086
Citizens Financial Group, Inc. 5.718% 7/23/2032 (USD-SOFR + 1.91% on 7/23/2031) (a)	2,765	2,888
Citizens Financial Group, Inc. 6.645% 4/25/2035 (USD-SOFR + 2.325% on 4/25/2034) (a)	2,187	2,407
Civitas Resources, Inc. 8.625% 11/1/2030 (f)	55	57
Civitas Resources, Inc. 8.75% 7/1/2031 (f)	765	785
Civitas Resources, Inc. 9.625% 6/15/2033 (f)	95	100
CK Hutchison International (23), Ltd. 4.75% 4/21/2028 (f)	330	335
CK Hutchison International (23), Ltd. 4.875% 4/21/2033	200	203
CK Hutchison International (24), Ltd. 5.50% 4/26/2034 (f)	400	420
CK Hutchison International (21), Ltd. 3.125% 4/15/2041 (b)	400	310
CK Hutchison International (19), Ltd. 3.375% 9/6/2049	400	294
CK Hutchison International (20), Ltd. 3.375% 5/8/2050	250	185
Clarivate Science Holdings Corp. 4.875% 7/1/2029 (f)	275	260
Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/2028 (f)	445	445
Clear Channel Outdoor Holdings, Inc. 7.50% 6/1/2029 (f)	25	24
Clear Channel Outdoor Holdings, Inc. 7.125% 2/15/2031 (f)	380	393
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028 (f)	1,069	1,051
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (f)	1,028	1,048
Cleveland-Cliffs, Inc. 6.75% 4/15/2030 (f)	38	39
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (f)	443	415
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (f)	250	258
Cleveland-Cliffs, Inc. 7.375% 5/1/2033 (f)	134	137
Cleveland-Cliffs, Inc. 7.625% 1/15/2034 (f)	430	443
Cloud Software Group, Inc. 6.50% 3/31/2029 (f)	500	505
Cloud Software Group, Inc. 9.00% 9/30/2029 (f)	2,985	3,099
CMS Energy Corp., junior subordinated, 6.50% 6/1/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.961% on 6/1/2035) (a)	450	466
CNX Resources Corp. 7.25% 3/1/2032 (f)	895	929
Coca-Cola Co. 4.65% 8/14/2034	2,231	2,272
Coca-Cola Co. 5.20% 1/14/2055	443	434
Coinbase Global, Inc. 3.375% 10/1/2028 (f)	1,200	1,140
Coinbase Global, Inc. 3.625% 10/1/2031 (f)	735	656
Colombia (Republic of) 7.375% 4/25/2030	18,270	19,472
Colombia (Republic of) 8.50% 4/25/2035	3,325	3,687
Colombia (Republic of) 8.00% 11/14/2035	5,205	5,598
Colombia (Republic of) 7.75% 11/7/2036	1,180	1,238
Comcast Corp. 1.50% 2/15/2031	5,500	4,757
Comcast Corp. 5.65% 6/1/2054	1,710	1,679
Capital World Bond Fund — Page 17 of 59

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
CommScope Technologies, LLC 5.00% 3/15/2027 (f)	USD670	$665
CommScope, LLC 8.25% 3/1/2027 (f)	227	230
CommScope, LLC 7.125% 7/1/2028 (f)	575	578
CommScope, LLC 9.50% 12/15/2031 (f)	350	363
Commscope, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.913% 12/17/2029 (d)(h)	620	628
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (f)	931	861
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032 (f)	290	260
Comstock Resources, Inc. 6.75% 3/1/2029 (f)	535	534
Comstock Resources, Inc. 5.875% 1/15/2030 (f)	340	328
Connect Finco SARL 9.00% 9/15/2029 (f)	1,930	2,032
Connect Finco SARL, Term Loan B, (1-month USD CME Term SOFR + 4.50%) 8.663% 9/27/2029 (d)(h)	266	263
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 6.656% 5/25/2043 (d)(e)(f)	7,157	7,308
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%) 7.906% 5/25/2043 (d)(e)(f)	5,185	5,474
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.256% 6/25/2043 (d)(e)(f)	3,736	3,765
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M2, (30-day Average USD-SOFR + 3.10%) 7.456% 6/25/2043 (d)(e)(f)	1,957	2,035
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 6.056% 7/25/2043 (d)(e)(f)	5,497	5,516
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 6.156% 1/25/2044 (d)(e)(f)	1,750	1,767
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 6.006% 5/25/2044 (d)(e)(f)	7,323	7,348
Connecticut Avenue Securities Trust, Series 2025-R01, Class 1A1, (30-day Average USD-SOFR + 0.95%) 5.306% 1/25/2045 (d)(e)(f)	4,250	4,255
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 5.356% 2/25/2045 (d)(e)(f)	1,526	1,529
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 5.506% 2/25/2045 (d)(e)(f)	3,556	3,558
Connecticut Avenue Securities Trust, Series 2025-R04, Class 1M1, (30-day Average USD-SOFR + 1.20%) 5.556% 5/25/2045 (d)(e)(f)	2,054	2,060
ConocoPhillips Co. 5.30% 5/15/2053	1,122	1,071
ConocoPhillips Co. 5.50% 1/15/2055	975	956
Consolidated Energy Finance SA 12.00% 2/15/2031 (f)	800	733
Constellation Brands, Inc. 4.35% 5/9/2027	1,305	1,309
Constellation Brands, Inc. 2.875% 5/1/2030	839	785
Constellation Brands, Inc. 4.80% 5/1/2030	481	488
Constellation Brands, Inc. 2.25% 8/1/2031	1,859	1,639
Constellation Brands, Inc. 4.75% 5/9/2032	813	818
Constellation Brands, Inc. 4.90% 5/1/2033	1,556	1,571
Constellation Oil Services Holding SA 9.375% 11/7/2029 (f)	780	800
Corebridge Financial, Inc. 3.90% 4/5/2032	5,809	5,550
CoreLogic, Inc. 4.50% 5/1/2028 (f)	1,170	1,138
Cote dIvoire (Republic of) 7.625% 1/30/2033	800	833
Cote dIvoire (Republic of) 8.075% 4/1/2036 (f)	690	716
Cougar JV Subsidiary, LLC 8.00% 5/15/2032 (f)	210	224
Crescent Energy Finance, LLC 9.25% 2/15/2028 (f)	671	697
Crescent Energy Finance, LLC 7.625% 4/1/2032 (f)	1,005	999
Crescent Energy Finance, LLC 7.375% 1/15/2033 (f)	135	132
Crescent Energy Finance, LLC 8.375% 1/15/2034 (f)	245	248
Crown Castle, Inc. 5.00% 1/11/2028	2,336	2,369
CSC Holdings, LLC 5.50% 4/15/2027 (f)	250	237
CSC Holdings, LLC, Term Loan B, (USD Prime Rate + 1.50%) 9.00% 4/15/2027 (d)(h)	323	313
Capital World Bond Fund — Page 18 of 59

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
CSC Holdings, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.65% 1/18/2028 (d)(h)	USD807	$804
CSX Corp. 4.25% 3/15/2029	3,355	3,369
CSX Corp. 5.20% 11/15/2033	2,068	2,162
CSX Corp. 5.05% 6/15/2035	450	460
CSX Corp. 2.50% 5/15/2051	289	172
CVS Health Corp. 3.25% 8/15/2029	1,798	1,724
CVS Health Corp. 5.125% 2/21/2030	1,225	1,256
CVS Health Corp. 5.55% 6/1/2031	6,750	7,063
CVS Health Corp. 5.25% 2/21/2033	1,227	1,256
CVS Health Corp. 5.70% 6/1/2034	1,535	1,603
CVS Health Corp. 5.45% 9/15/2035	5,217	5,311
CVS Health Corp. 6.05% 6/1/2054	5,554	5,622
CVS Health Corp. 6.20% 9/15/2055	2,926	3,014
CVS Health Corp. 6.00% 6/1/2063	75	74
CVS Health Corp. 6.25% 9/15/2065	425	433
Dai-ichi Life Insurance Co., Ltd. (The) 6.20% (5-year UST Yield Curve Rate T Note Constant Maturity + 2.515% on 1/16/2035) (a)(f)	3,000	3,121
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027 (f)	6,025	5,978
Darling Ingredients, Inc. 6.00% 6/15/2030 (f)	765	773
DaVita, Inc. 3.75% 2/15/2031 (f)	375	344
DaVita, Inc. 6.875% 9/1/2032 (f)	925	956
DaVita, Inc. 6.75% 7/15/2033 (f)	485	501
Denali Intermediate Holdings, Inc., Term Loan, (1-month CME Term SOFR + 5.50%) 9.666% 8/26/2032 (d)(g)(h)	349	349
Deutsche Bank AG 7.146% 7/13/2027 (USD-SOFR + 2.52% on 7/13/2026) (a)	714	729
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026) (a)	10,009	9,791
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (a)	1,500	1,605
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030) (a)	576	546
Deutsche Bank AG 5.403% 9/11/2035 (USD-SOFR + 2.05% on 9/11/2034) (a)	1,000	1,020
Diamond Sports Net, LLC, Term Loan, 15.00% PIK 1/2/2028 (h)(i)	33	29
Diamondback Energy, Inc. 5.55% 4/1/2035	2,197	2,256
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (f)	1,360	1,438
DIRECTV Financing, LLC 5.875% 8/15/2027 (f)	384	384
DIRECTV Financing, LLC 8.875% 2/1/2030 (f)	710	702
DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.57% 8/2/2027 (d)(h)	33	33
DISH Network Corp. 11.75% 11/15/2027 (f)	3,555	3,765
Dominican Republic 5.875% 1/30/2060	670	596
Dow Chemical Co. (The) 4.80% 1/15/2031	500	498
Dow Chemical Co. (The) 5.15% 2/15/2034	8	8
Dow Chemical Co. (The) 5.65% 3/15/2036	324	326
Dow Chemical Co. (The) 5.55% 11/30/2048	132	120
Dow Chemical Co. (The) 4.80% 5/15/2049	495	404
Dow Chemical Co. (The) 3.60% 11/15/2050	485	329
Dow Chemical Co. (The) 6.90% 5/15/2053	57	61
Dow Chemical Co. (The) 5.60% 2/15/2054	711	644
Dow Chemical Co. (The) 5.95% 3/15/2055	750	713
Dua Capital, Ltd. 2.78% 5/11/2031	3,500	3,220
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.145% 8/10/2042 (d)(e)(f)	5,241	5,344
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (f)	2,090	2,123
EchoStar Corp. 10.75% 11/30/2029	2,174	2,394
EchoStar Corp. 6.75% PIK 11/30/2030 (i)	276	284
Ecopetrol SA 8.625% 1/19/2029	8,020	8,715
Edison International 5.25% 11/15/2028	675	681
Edison International 5.45% 6/15/2029	2,714	2,736
Edison International 6.95% 11/15/2029	2,688	2,854
Edison International 6.25% 3/15/2030	6,518	6,781
Capital World Bond Fund — Page 19 of 59

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Edison International 5.25% 3/15/2032	USD10,103	$10,014
Egypt (Arab Republic of) 5.80% 9/30/2027	815	813
Egypt (Arab Republic of) 6.588% 2/21/2028	11,402	11,549
Egypt (Arab Republic of) 7.60% 3/1/2029	300	312
Egypt (Arab Republic of) 5.875% 2/16/2031	1,185	1,105
Egypt (Arab Republic of) 7.053% 1/15/2032	440	425
Egypt (Arab Republic of) 9.45% 2/4/2033 (f)	5,735	6,129
Egypt (Arab Republic of) 8.50% 1/31/2047	505	447
Egypt (Arab Republic of) 7.903% 2/21/2048	259	216
Egypt (Arab Republic of) 8.70% 3/1/2049	795	709
Egypt (Arab Republic of) 8.15% 11/20/2059	560	469
Egypt (Arab Republic of) 7.50% 2/16/2061	390	306
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (a)(f)	3,800	4,409
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (a)	3,010	3,492
Elevance Health, Inc. 5.00% 1/15/2036	1,010	1,003
Elevance Health, Inc. 5.70% 2/15/2055	1,733	1,716
Eli Lilly and Co. 5.10% 2/12/2035	3,295	3,410
Eli Lilly and Co. 5.50% 2/12/2055	1,282	1,310
Ellucian Holdings, Inc. 6.50% 12/1/2029 (f)	375	382
Ellucian Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.913% 11/22/2032 (d)(h)	125	128
Embarq, LLC 7.995% 6/1/2036	625	313
Endo Finance Holdings, Inc. 8.50% 4/15/2031 (f)	1,140	1,224
Endo Finance Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.00%) 8.163% 4/23/2031 (d)(h)	559	561
Enel Finance International NV 5.00% 9/30/2035 (f)	1,000	986
Energy Transfer, LP 6.50% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.694% on 11/15/2026) (a)	254	256
Enfragen Energia Sur SA 5.375% 12/30/2030	19,880	18,524
Enfragen Energia Sur SA 8.499% 6/30/2032 (f)	500	527
ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026 (f)	800	794
ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026	500	496
ENN Energy Holdings, Ltd. 2.625% 9/17/2030 (f)	200	184
EOG Resources, Inc. 4.40% 7/15/2028	1,022	1,032
EOG Resources, Inc. 5.35% 1/15/2036	893	917
EOG Resources, Inc. 5.65% 12/1/2054	766	768
Equinix, Inc. 3.00% 7/15/2050	2,889	1,890
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (e)(f)	5,840	5,933
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (e)(f)	7,544	7,625
EquipmentShare.com, Inc. 9.00% 5/15/2028 (f)	675	715
EquipmentShare.com, Inc. 8.625% 5/15/2032 (f)	250	270
ERP Operating, LP 4.65% 9/15/2034	778	769
Evergreen Credit Card Trust, Series 2025-CRT5, Class B, 5.24% 5/15/2029 (e)(f)	845	856
Exelon Corp., junior subordinated, 6.50% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.975% on 3/15/2035) (a)	300	314
Exeter Automobile Receivables Trust, Series 2023-5A, Class B, 6.58% 4/17/2028 (e)	235	236
Export-Import Bank of India 5.50% 1/18/2033	1,000	1,052
Export-Import Bank of Thailand 5.354% 5/16/2029	8,542	8,845
Exxon Mobil Corp. 3.452% 4/15/2051	2,259	1,657
Fair Isaac Corp. 4.00% 6/15/2028 (f)	625	609
Fair Isaac Corp. 6.00% 5/15/2033 (f)	1,030	1,045
Fannie Mae Pool #MA5696 7.00% 3/1/2045 (e)	6	7
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (e)	102	101
Fannie Mae Pool #FM9530 2.50% 7/1/2051 (e)	433	365
Fannie Mae Pool #FM9481 2.50% 11/1/2051 (e)	436	368
Capital World Bond Fund — Page 20 of 59

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BU3083 2.50% 1/1/2052 (e)	USD254	$215
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (e)	8,954	7,255
Fannie Mae Pool #BT8116 2.50% 4/1/2052 (e)	27	23
Fannie Mae Pool #FS1230 3.50% 4/1/2052 (e)	25	23
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (e)	9,045	7,340
Fannie Mae Pool #CB3528 4.00% 5/1/2052 (e)	1,132	1,068
Fannie Mae Pool #FS1948 4.00% 5/1/2052 (e)	870	821
Fannie Mae Pool #MA4625 3.50% 6/1/2052 (e)	123	113
Fannie Mae Pool #FS7879 2.50% 7/1/2052 (e)	1,335	1,126
Fannie Mae Pool #FS6631 2.50% 7/1/2052 (e)	519	440
Fannie Mae Pool #BV8055 4.50% 9/1/2052 (e)	20,929	20,408
Fannie Mae Pool #BV0952 4.50% 9/1/2052 (e)	1,288	1,255
Fannie Mae Pool #CB4852 4.50% 10/1/2052 (e)	8,958	8,733
Fannie Mae Pool #BW1215 4.50% 10/1/2052 (e)	3,300	3,217
Fannie Mae Pool #MA4785 5.00% 10/1/2052 (e)	50	49
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (e)	869	847
Fannie Mae Pool #MA4840 4.50% 12/1/2052 (e)	13,859	13,540
Fannie Mae Pool #FS5675 4.50% 1/1/2053 (e)(j)	40,591	39,581
Fannie Mae Pool #FS5520 4.50% 1/1/2053 (e)	876	854
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (e)	2,594	2,637
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (e)	5,608	5,785
Fannie Mae Pool #MA4978 5.00% 4/1/2053 (e)	264	263
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (e)	946	957
Fannie Mae Pool #FS4736 6.50% 5/1/2053 (e)	41	43
Fannie Mae Pool #BW9637 5.00% 6/1/2053 (e)	14,275	14,230
Fannie Mae Pool #MA5038 5.00% 6/1/2053 (e)	169	168
Fannie Mae Pool #MA5071 5.00% 7/1/2053 (e)	2,698	2,685
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (e)	20,065	20,341
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (e)	3,676	3,768
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (e)	14,852	15,218
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (e)	2,771	2,805
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (e)	13,412	13,739
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (e)	6,027	6,235
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (e)	2,441	2,550
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (e)	1,408	1,425
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (e)	621	628
Fannie Mae Pool #FS7031 6.00% 2/1/2054 (e)	3,388	3,495
Fannie Mae Pool #FS7503 6.00% 2/1/2054 (e)	1,504	1,539
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (e)	446	451
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (e)	1,594	1,633
Fannie Mae Pool #CB8536 5.50% 5/1/2054 (e)	4,082	4,154
Fannie Mae Pool #DB2495 6.00% 5/1/2054 (e)	3,636	3,719
Fannie Mae Pool #FS8131 5.50% 6/1/2054 (e)	10,306	10,472
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (e)	9,779	10,088
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (e)	5,973	6,114
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (e)	1,460	1,496
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (e)	1,308	1,350
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (e)	642	659
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (e)	984	1,019
Fannie Mae Pool #DB5480 6.50% 6/1/2054 (e)	11	11
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (e)	13,227	13,395
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (e)	6,876	6,963
Fannie Mae Pool #DB5213 5.50% 7/1/2054 (e)	6,068	6,127
Fannie Mae Pool #FS8467 5.50% 7/1/2054 (e)	274	279
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (e)	16,912	17,298
Capital World Bond Fund — Page 21 of 59

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #DB5214 6.00% 7/1/2054 (e)	USD9,454	$9,698
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (e)	8,392	8,592
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (e)	5,375	5,519
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (e)	3,667	3,775
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (e)	3,681	3,769
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (e)	2,666	2,751
Fannie Mae Pool #FS8591 6.00% 7/1/2054 (e)	2,061	2,126
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (e)	1,067	1,096
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (e)	1,511	1,575
Fannie Mae Pool #FS8619 6.50% 7/1/2054 (e)	842	877
Fannie Mae Pool #FS8607 6.50% 7/1/2054 (e)	645	672
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (e)	440	458
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (e)	248	258
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (e)	25	25
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (e)	19,071	19,507
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (e)	5,303	5,430
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (e)	3,607	3,712
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (e)	2,109	2,161
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (e)	1,717	1,759
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (e)	1,410	1,452
Fannie Mae Pool #DC0299 6.00% 8/1/2054 (e)	1,285	1,315
Fannie Mae Pool #DB7692 6.00% 8/1/2054 (e)	1,244	1,276
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (e)	845	865
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (e)	562	580
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (e)	469	482
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (e)	453	466
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (e)	266	272
Fannie Mae Pool #CB9146 5.50% 9/1/2054 (e)	4,303	4,357
Fannie Mae Pool #BU4946 5.50% 9/1/2054 (e)	220	222
Fannie Mae Pool #CB9210 5.50% 9/1/2054 (e)	208	211
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (e)	3,645	3,750
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (e)	179	183
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (e)	92	94
Fannie Mae Pool #DC1873 6.00% 9/1/2054 (e)	36	37
Fannie Mae Pool #MA5530 5.00% 11/1/2054 (e)	12,133	12,045
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (e)	824	831
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (e)	356	353
Fannie Mae Pool #DC6842 5.50% 12/1/2054 (e)	195	197
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (e)	75	77
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (e)	529	541
Fannie Mae Pool #MA5612 4.50% 2/1/2055 (e)	91	88
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (e)	22,502	22,708
Fannie Mae Pool #DC8674 5.50% 2/1/2055 (e)	1,567	1,581
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (e)	4,136	4,230
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (e)	4,148	4,026
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (e)	2,868	2,933
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (e)	4,383	4,254
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (e)	3,727	3,810
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (e)	2,953	3,020
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (e)	141	144
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (e)	8,534	8,471
Fannie Mae Pool #MA5700 5.50% 5/1/2055 (e)	49	50
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (e)	2,199	2,248
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (e)	4,988	4,951
Fannie Mae Pool #MA5761 6.00% 7/1/2055 (e)	5,886	6,017
Capital World Bond Fund — Page 22 of 59

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #DD9889 6.00% 7/1/2055 (e)	USD218	$223
Fannie Mae Pool #CC0859 5.50% 8/1/2055 (e)	726	738
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (e)	882	910
Fannie Mae Pool #BF0784 3.50% 12/1/2063 (e)	473	425
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class B, 5.595% 8/1/2054 (d)(e)(f)	2,223	2,005
FibraSOMA 4.375% 7/22/2031	2,800	2,424
Fiesta Purchaser, Inc. 7.875% 3/1/2031 (f)	267	282
Fiesta Purchaser, Inc. 9.625% 9/15/2032 (f)	375	406
Fiesta Purchaser, Inc., Term Loan B, (1-month USD CME Term SOFR + 2.75%) 6.913% 2/12/2031 (d)(h)	358	358
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.288% 9/13/2029 (b)(d)(h)	150	151
Finastra USA, Inc., Term Loan, (1-month USD CME Term SOFR + 4.00%) 8.129% 7/30/2032 (d)(h)	670	668
First Citizens BancShares, Inc. 5.231% 3/12/2031 (USD-SOFR + 1.41% on 3/12/2030) (a)	1,421	1,444
First Quantum Minerals, Ltd. 9.375% 3/1/2029 (f)	850	902
First Student Bidco, Inc. 4.00% 7/31/2029 (f)	700	666
First Student Bidco, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.711% 8/15/2030 (d)(h)	211	211
First Student Bidco, Inc., Term Loan C, (3-month USD CME Term SOFR + 2.50%) 6.711% 8/15/2030 (d)(h)	65	65
FirstEnergy Corp. 2.25% 9/1/2030	5,592	5,028
Flutter Treasury DAC 5.875% 6/4/2031 (f)	874	888
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.60% 12/15/2039 (d)(e)(f)	3,404	3,410
Ford Motor Credit Co., LLC 3.375% 11/13/2025	200	200
Ford Motor Credit Co., LLC 6.95% 3/6/2026	400	403
Ford Motor Credit Co., LLC 6.95% 6/10/2026	400	405
Ford Motor Credit Co., LLC 5.85% 5/17/2027	2,882	2,919
Ford Motor Credit Co., LLC 4.95% 5/28/2027	995	994
Ford Motor Credit Co., LLC 4.125% 8/17/2027	400	394
Ford Motor Credit Co., LLC 7.35% 11/4/2027	400	417
Ford Motor Credit Co., LLC 6.80% 5/12/2028	600	623
Ford Motor Credit Co., LLC 6.798% 11/7/2028	412	430
Ford Motor Credit Co., LLC 5.80% 3/8/2029	9,968	10,118
Ford Motor Credit Co., LLC 5.113% 5/3/2029	1,900	1,886
Ford Motor Credit Co., LLC 5.875% 11/7/2029	5,200	5,292
Ford Motor Credit Co., LLC 5.73% 9/5/2030	600	605
Ford Motor Credit Co., LLC 6.05% 3/5/2031	2,100	2,149
Ford Motor Credit Co., LLC 6.054% 11/5/2031	2,037	2,083
Ford Motor Credit Co., LLC 6.532% 3/19/2032	1,250	1,301
Ford Motor Credit Co., LLC 6.50% 2/7/2035	6,300	6,476
Ford Otomotiv Sanayi AS 7.125% 4/25/2029 (f)	1,785	1,831
Forestar Group, Inc. 6.50% 3/15/2033 (f)	465	476
Freddie Mac Pool #RB5111 2.00% 5/1/2041 (e)	18,410	15,957
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (e)	157	155
Freddie Mac Pool #SD8029 2.50% 12/1/2049 (e)	8	7
Freddie Mac Pool #SI2108 2.50% 4/1/2051 (e)	2,219	1,871
Freddie Mac Pool #SD3095 2.50% 7/1/2051 (e)	1,262	1,065
Freddie Mac Pool #QD3619 2.50% 12/1/2051 (e)	1,124	949
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (e)	3,998	3,236
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (e)	4,511	3,974
Freddie Mac Pool #SD1883 4.00% 6/1/2052 (e)	44	42
Freddie Mac Pool #QE9001 4.00% 8/1/2052 (e)	89	84
Freddie Mac Pool #SD6584 3.50% 9/1/2052 (e)	938	858
Freddie Mac Pool #SD8258 5.00% 10/1/2052 (e)	7,709	7,687
Freddie Mac Pool #SD8266 4.50% 11/1/2052 (e)	2,531	2,467
Freddie Mac Pool #SD8276 5.00% 12/1/2052 (e)	5,510	5,493
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (e)	1,432	1,396
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (e)	382	381
Capital World Bond Fund — Page 23 of 59

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (e)	USD141	$141
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (e)	1,118	1,157
Freddie Mac Pool #SD3512 6.00% 8/1/2053 (e)	397	407
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (e)	1,025	1,036
Freddie Mac Pool #SD8363 6.00% 9/1/2053 (e)	10,127	10,380
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (e)	16,955	16,889
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (e)	804	835
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (e)	57	59
Freddie Mac Pool #SD5910 4.00% 2/1/2054 (e)	1,962	1,857
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (e)	358	362
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (e)	12,059	12,341
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (e)	9,028	9,122
Freddie Mac Pool #RJ1015 6.50% 3/1/2054 (e)	22	23
Freddie Mac Pool #SD5303 6.00% 4/1/2054 (e)	2,448	2,521
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (e)	668	689
Freddie Mac Pool #RJ1415 5.50% 5/1/2054 (e)	12,736	12,954
Freddie Mac Pool #RJ1448 5.50% 5/1/2054 (e)	8,252	8,341
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (e)	828	855
Freddie Mac Pool #RJ1855 5.00% 6/1/2054 (e)	1,731	1,722
Freddie Mac Pool #RJ1857 5.50% 6/1/2054 (e)	31,480	31,956
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (e)	5,066	5,149
Freddie Mac Pool #RJ1785 6.00% 6/1/2054 (e)	13,159	13,551
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (e)	9,995	10,322
Freddie Mac Pool #RJ1859 6.00% 6/1/2054 (e)	6,147	6,313
Freddie Mac Pool #RJ1797 6.50% 6/1/2054 (e)	303	314
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (e)	98	103
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (e)	3,450	3,490
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (e)	3,377	3,420
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (e)	10,120	10,354
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (e)	8,046	8,337
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (e)	5,628	5,779
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (e)	3,796	3,914
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (e)	2,202	2,258
Freddie Mac Pool #SD5873 6.00% 7/1/2054 (e)	1,450	1,485
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (e)	1,197	1,227
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (e)	1,028	1,065
Freddie Mac Pool #SD5905 6.50% 7/1/2054 (e)	396	413
Freddie Mac Pool #RJ2200 5.50% 8/1/2054 (e)	6,014	6,087
Freddie Mac Pool #RJ2206 5.50% 8/1/2054 (e)	3,788	3,830
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (e)	3,473	3,513
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (e)	2,246	2,283
Freddie Mac Pool #SD8453 5.50% 8/1/2054 (e)	1,085	1,095
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (e)	614	621
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (e)	9,420	9,635
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (e)	7,266	7,445
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (e)	2,478	2,541
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (e)	2,221	2,285
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (e)	99	101
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (e)	6,157	6,418
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (e)	2,237	2,328
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (e)	1,286	1,333
Freddie Mac Pool #RJ2415 5.50% 9/1/2054 (e)	2,962	3,015
Freddie Mac Pool #RJ2408 5.50% 9/1/2054 (e)	2,688	2,719
Freddie Mac Pool #RJ2422 5.50% 9/1/2054 (e)	625	632
Freddie Mac Pool #QJ3044 5.50% 9/1/2054 (e)	441	445
Capital World Bond Fund — Page 24 of 59

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (e)	USD7,782	$7,980
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (e)	4,225	4,349
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (e)	3,951	4,076
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (e)	3,753	3,881
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (e)	2,391	2,450
Freddie Mac Pool #RJ2474 6.50% 9/1/2054 (e)	301	312
Freddie Mac Pool #RJ2411 6.50% 9/1/2054 (e)	200	208
Freddie Mac Pool #RJ2470 6.50% 9/1/2054 (e)	103	107
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (e)	139	140
Freddie Mac Pool #SD8484 4.00% 11/1/2054 (e)	343	324
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (e)	2,920	2,836
Freddie Mac Pool #SD8473 4.50% 11/1/2054 (e)	— (k)	— (k)
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (e)	6,874	6,940
Freddie Mac Pool #QX0310 5.50% 11/1/2054 (e)	2,807	2,833
Freddie Mac Pool #QX0622 5.50% 11/1/2054 (e)	33	33
Freddie Mac Pool #SD8491 5.00% 12/1/2054 (e)	6,655	6,607
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (e)	91	92
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (e)	1,758	1,707
Freddie Mac Pool #SD8505 5.00% 2/1/2055 (e)	424	420
Freddie Mac Pool #SL0326 5.00% 2/1/2055 (e)	26	26
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (e)	2,349	2,403
Freddie Mac Pool #SL0799 5.00% 3/1/2055 (e)	575	572
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (e)	2,652	2,713
Freddie Mac Pool #QX8824 6.00% 3/1/2055 (e)	218	223
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (e)	1,017	1,010
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (e)	4,156	4,250
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (e)	2,154	2,138
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (e)	1,606	1,642
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (e)	1,268	1,259
Freddie Mac Pool #RQ0013 5.50% 6/1/2055 (e)	4,315	4,354
Freddie Mac Pool #RQ0041 6.00% 8/1/2055 (e)	1,227	1,254
Freddie Mac, Series K153, Class A2, Multi Family, 3.82% 1/25/2033 (e)	12,287	11,934
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1B, (30-day Average USD-SOFR + 2.90%) 7.256% 4/25/2042 (d)(e)(f)	4,305	4,431
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA1, Class A1, (30-day Average USD-SOFR + 0.95%) 5.306% 1/25/2045 (d)(e)(f)	1,705	1,707
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class A1, (30-day Average USD-SOFR + 1.10%) 5.456% 5/25/2045 (d)(e)(f)	1,731	1,736
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class B2, (30-day Average USD-SOFR + 5.364%) 9.721% 1/25/2050 (d)(e)(f)	5,000	5,572
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class B2, (30-day Average USD-SOFR + 4.914%) 9.271% 2/25/2050 (d)(e)(f)	1,000	1,094
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B2, (30-day Average USD-SOFR + 10.114%) 14.471% 8/25/2050 (d)(e)(f)	4,000	5,366
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class B2, (30-day Average USD-SOFR + 11.50%) 15.839% 10/25/2050 (d)(e)(f)	6,500	9,101
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B2, (30-day Average USD-SOFR + 7.40%) 11.756% 11/25/2050 (d)(e)(f)	2,100	2,577
Frontier Communications Holdings, LLC 6.75% 5/1/2029 (f)	483	488
Frontier Communications Holdings, LLC 5.875% 11/1/2029	756	765
Frontier Communications Holdings, LLC 6.00% 1/15/2030 (f)	503	509
FS KKR Capital Corp. 6.125% 1/15/2031	375	372
FXI Holdings, Inc. 12.25% 11/15/2026 (f)	1,315	1,160
Gabonese (Republic of) 6.625% 2/6/2031	326	263
Gabonese (Republic of) 7.00% 11/24/2031 (f)	790	635
Capital World Bond Fund — Page 25 of 59

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Garda World Security Corp. 8.375% 11/15/2032 (f)	USD155	$161
GC Treasury Center Co., Ltd. 2.98% 3/18/2031	200	182
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (a)(e)(f)	6,588	6,670
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046 (e)(f)	4,949	4,597
General Aerospace Co. 4.30% 7/29/2030	1,179	1,186
General Aerospace Co. 4.90% 1/29/2036	1,388	1,408
General Motors Co. 5.625% 4/15/2030	500	519
General Motors Financial Co., Inc. 2.40% 4/10/2028	6,870	6,556
General Motors Financial Co., Inc. 5.60% 6/18/2031	800	828
General Motors Financial Co., Inc. 5.625% 4/4/2032	194	200
General Motors Financial Co., Inc. 5.45% 9/6/2034	455	458
General Motors Financial Co., Inc. 5.90% 1/7/2035	1,000	1,032
General Motors Financial Co., Inc. 6.15% 7/15/2035	640	670
Genesis Energy, LP 7.75% 2/1/2028	40	40
Genesis Energy, LP 8.25% 1/15/2029	355	371
Genesis Energy, LP 8.875% 4/15/2030	518	549
Genesis Energy, LP 7.875% 5/15/2032	390	407
GENM Capital Labuan, Ltd. 3.882% 4/19/2031	1,400	1,289
GeoPark, Ltd. 5.50% 1/17/2027	7,500	7,125
Georgia (Republic of) 2.75% 4/22/2026 (f)	1,127	1,104
Gilead Sciences, Inc. 5.25% 10/15/2033	2,801	2,939
Gilead Sciences, Inc. 5.55% 10/15/2053	220	222
Global Partners, LP 8.25% 1/15/2032 (f)	105	111
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040 (e)(f)	3,480	3,338
GO Taxable Bonds, Series 2022, 0% 11/1/2043 (d)	414	274
GO Taxable Bonds, CAB, Series 2022, 0% 11/1/2051	316	213
GOHL Capital, Ltd. 4.25% 1/24/2027	200	199
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027) (a)	625	612
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (a)	4,670	4,887
Goldman Sachs Group, Inc. 5.734% 1/28/2056 (USD-SOFR + 1.696% on 1/28/2055) (a)	2,515	2,609
Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053 (e)	215	215
Government National Mortgage Assn. Pool #MA9240 5.00% 10/20/2053 (e)	32,906	32,895
Government National Mortgage Assn. Pool #MB0256 4.00% 3/20/2055 (e)	5,910	5,561
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (e)	4,912	3,658
Gray Media, Inc. 10.50% 7/15/2029 (f)	895	968
Gray Media, Inc. 9.625% 7/15/2032 (f)	585	598
Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.53% 6/4/2029 (d)(h)	7	7
Great Canadian Gaming Corp. 8.75% 11/15/2029 (f)	715	708
Greenko Dutch BV 3.85% 3/29/2026	8,918	8,844
Greenko Wind Projects (Mauritius), Ltd. 7.25% 9/27/2028	860	876
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (f)	13,810	14,515
Grifols SA 4.75% 10/15/2028 (f)	700	681
Grupo Energia Bogota SA ESP 4.875% 5/15/2030 (f)	2,300	2,295
Hanesbrands, Inc. 9.00% 2/15/2031 (f)	363	385
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.75%) 6.913% 3/7/2032 (d)(h)	470	473
Harvest Midstream I, LP 7.50% 9/1/2028 (f)	587	594
Harvest Midstream I, LP 7.50% 5/15/2032 (f)	265	272
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.543% 3/15/2042 (d)(e)(f)	6,369	6,382
Helios Software Holdings, Inc. 8.75% 5/1/2029 (f)	1,825	1,894
Herc Holdings, Inc. 7.00% 6/15/2030 (f)	450	468
Herc Holdings, Inc. 7.25% 6/15/2033 (f)	205	214
Hertz Vehicle Financing III, LLC, Series 2023-1, Class C, 6.91% 6/25/2027 (e)(f)	2,000	2,016
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (e)(f)	1,689	1,725
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (e)(f)	7,096	7,169
Capital World Bond Fund — Page 26 of 59

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Hightower Holding, LLC 6.75% 4/15/2029 (f)	USD830	$820
Hilcorp Energy I, LP 6.00% 4/15/2030 (f)	660	651
Hilcorp Energy I, LP 8.375% 11/1/2033 (f)	53	56
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031 (f)	885	838
Home Depot, Inc. 4.85% 6/25/2031	1,625	1,678
Home Depot, Inc. 4.95% 6/25/2034	5,780	5,921
Home Depot, Inc. 5.30% 6/25/2054	1,192	1,167
Honduras (Republic of) 6.25% 1/19/2027	2,882	2,923
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (d)(e)(f)	11,573	11,989
Howard Hughes Corp. (The) 5.375% 8/1/2028 (f)	723	721
Howard Hughes Corp. (The) 4.125% 2/1/2029 (f)	584	561
Howard Hughes Corp. (The) 4.375% 2/1/2031 (f)	850	798
Howden UK Refinance PLC 7.25% 2/15/2031 (f)	450	464
HPHT Finance 25, Ltd. 5.00% 2/21/2030 (b)	600	610
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027) (a)	21,000	21,181
HSBC Holdings PLC 4.95% 3/31/2030	2,300	2,359
HSBC Holdings PLC (USD-SOFR + 1.57%) 4.24% 5/13/2031 (d)	2,000	2,040
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033) (a)	16,134	18,368
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039 (d)(e)(f)	2,541	2,579
HUB International, Ltd. 7.25% 6/15/2030 (f)	198	207
HUB International, Ltd. 7.375% 1/31/2032 (f)	650	677
HUB International, Ltd., Term Loan, (3-month USD CME Term SOFR + 2.50%) 6.825% 6/20/2030 (d)(h)	847	849
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (d)(e)(f)	19,089	19,745
Hughes Satellite Systems Corp. 5.25% 8/1/2026	335	329
Hughes Satellite Systems Corp. 6.625% 8/1/2026	659	627
Humana, Inc. 5.375% 4/15/2031	625	643
Humana, Inc. 5.55% 5/1/2035	2,919	2,975
Humana, Inc. 5.75% 4/15/2054	608	581
Humana, Inc. 6.00% 5/1/2055	2,600	2,576
Hungary (Republic of) 5.375% 9/26/2030 (f)	3,910	4,026
Hungary (Republic of) 6.25% 9/22/2032 (f)	760	816
Hungary (Republic of) 5.50% 3/26/2036 (f)	975	985
Hutchison Whampoa International, Ltd. 7.45% 11/24/2033	200	237
Hyundai Capital America 1.50% 6/15/2026 (f)	3,387	3,323
Hyundai Capital America 5.60% 3/30/2028 (f)	1,600	1,646
Hyundai Capital America 2.00% 6/15/2028 (f)	2,187	2,057
Hyundai Capital America 5.30% 1/8/2029 (f)	975	999
Hyundai Capital America 6.50% 1/16/2029 (f)	853	904
Hyundai Capital America 5.40% 1/8/2031 (f)	234	241
Icahn Enterprises, LP 6.25% 5/15/2026	36	36
Icahn Enterprises, LP 5.25% 5/15/2027	390	384
Icahn Enterprises, LP 4.375% 2/1/2029	175	151
Imperial Brands Finance PLC 5.875% 7/1/2034 (f)	2,500	2,619
Imperial Brands Finance PLC 5.625% 7/1/2035 (f)	500	510
Indofood CBP Sukses Makmur Tbk PT 3.398% 6/9/2031	480	447
Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/2030 (f)	2,860	2,953
Ingles Markets, Inc. 4.00% 6/15/2031 (f)	865	814
Intel Corp. 3.05% 8/12/2051	5,135	3,261
Intel Corp. 5.60% 2/21/2054	1,309	1,258
International Flavors & Fragrances, Inc. 1.832% 10/15/2027 (f)	123	117
International Flavors & Fragrances, Inc. 2.30% 11/1/2030 (f)	55	49
Interstate Power and Light Co. 2.30% 6/1/2030	1,975	1,805
Intesa Sanpaolo SpA 7.00% 11/21/2025 (f)	1,375	1,380
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032) (a)(f)	1,250	1,476
Capital World Bond Fund — Page 27 of 59

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053) (a)(f)	USD10,000	$12,020
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 5.50% 3/15/2042 (d)(e)(f)	21,959	21,988
ION Platform Finance US, Inc. 7.875% 9/30/2032 (f)	400	397
ION Trading Technologies SARL 9.50% 5/30/2029 (f)	1,694	1,798
IQVIA, Inc. 6.50% 5/15/2030 (f)	200	207
IQVIA, Inc. 6.25% 6/1/2032 (f)	380	391
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032 (f)	4,650	4,833
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032 (f)	1,330	1,283
Iron Mountain, Inc. 5.25% 7/15/2030 (f)	757	749
Iron Mountain, Inc. 6.25% 1/15/2033 (f)	110	112
IRV Trust, Series 2025-200P, Class C, 5.921% 3/14/2047 (d)(e)(f)	935	932
Ithaca Energy (North Sea) PLC 8.125% 10/15/2029 (f)	225	236
Jane Street Group, LLC 7.125% 4/30/2031 (f)	90	94
Jane Street Group, LLC 6.75% 5/1/2033 (f)	710	738
Jefferson Capital Holdings, LLC 8.25% 5/15/2030 (f)	285	298
Jersey Central Power & Light Co. 5.10% 1/15/2035	600	608
JH North America Holdings, Inc. 5.875% 1/31/2031 (f)	300	305
JH North America Holdings, Inc. 6.125% 7/31/2032 (f)	235	241
JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027) (a)	3,417	3,493
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (a)	5,355	5,419
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (a)	10,980	9,709
JPMorgan Chase & Co. 5.502% 1/24/2036 (USD-SOFR + 1.315% on 1/24/2035) (a)	8,157	8,538
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (a)	5,737	6,050
JPMorgan Chase & Co. 5.534% 11/29/2045 (USD-SOFR + 1.55% on 11/29/2044) (a)	1,909	1,964
JPMorgan Chase & Co. 3.109% 4/22/2051 (USD-SOFR + 2.44% on 4/22/2050) (a)	4,126	2,855
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 3.25%) 7.413% 3/20/2032 (d)(h)	572	574
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.163% 3/20/2033 (d)(h)	550	551
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026) (a)	2,100	2,059
Kazakhstan (Republic of) 5.50% 7/1/2037 (f)	2,200	2,257
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028) (a)(f)	525	542
Kennedy-Wilson, Inc. 4.75% 2/1/2030	885	827
Kenya (Republic of) 9.50% 3/5/2036 (f)	315	324
Kenya (Republic of) 8.25% 2/28/2048	500	454
Kodiak Gas Services, LLC 7.25% 2/15/2029 (f)	210	218
Korea Electric Power Corp. 4.00% 6/14/2027 (f)	500	499
Korea Electric Power Corp. 4.75% 2/13/2028 (f)	3,705	3,759
Korea Electric Power Corp. 5.125% 4/23/2034	400	415
Korea Gas Corp. 5.00% 7/8/2029 (f)	1,253	1,293
Korea National Oil Corp. 4.625% 3/31/2028 (f)	200	202
Korea National Oil Corp. 4.875% 4/3/2028 (f)	200	204
Korea National Oil Corp. 4.75% 3/31/2030 (f)	200	204
Kroger Co. 5.00% 9/15/2034	2,477	2,499
Kroger Co. 5.50% 9/15/2054	1,829	1,784
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.693% 12/15/2039 (d)(e)(f)	8,221	8,230
Kuwait (State of) 4.652% 10/9/2035 (f)	455	455
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027 (e)(f)	231	232
LAD Auto Receivables Trust, Series 2023-4, Class B, 6.39% 10/16/2028 (e)(f)	1,250	1,277
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029 (e)(f)	1,493	1,499
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	894	912
Lamar Media Corp. 3.625% 1/15/2031	810	754
Capital World Bond Fund — Page 28 of 59

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Lamar Media Corp. 5.375% 11/1/2033 (f)	USD180	$179
Lamb Weston Holdings, Inc. 4.125% 1/31/2030 (f)	290	279
Lamb Weston Holdings, Inc. 4.375% 1/31/2032 (f)	245	232
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (f)	1,091	1,070
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (f)	720	762
Legend Fortune, Ltd., Series EMTN, (USD-SOFR Index + 0.60%) 4.964% 8/26/2028 (d)	465	466
Lenovo Group, Ltd. 6.536% 7/27/2032	500	551
Levi Strauss & Co. 3.50% 3/1/2031 (f)	570	530
LG Energy Solution, Ltd. 5.25% 4/2/2028 (f)	200	204
LG Energy Solution, Ltd. 5.375% 4/2/2030 (f)	200	205
LG Energy Solution, Ltd. 5.875% 4/2/2035	200	207
Light and Wonder International, Inc. 6.25% 10/1/2033 (f)	525	526
Lindblad Expeditions, LLC 7.00% 9/15/2030 (f)	105	107
Lithia Motors, Inc. 3.875% 6/1/2029 (f)	320	306
Lithia Motors, Inc. 5.50% 10/1/2030 (f)	225	225
Live Nation Entertainment, Inc. 4.75% 10/15/2027 (f)	820	815
Long Ridge Energy, LLC 8.75% 2/15/2032 (f)	791	814
Long Ridge Energy, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.502% 2/19/2032 (d)(h)	537	525
LYB International Finance III, LLC 6.15% 5/15/2035	111	116
M&T Bank Corp. 7.413% 10/30/2029 (USD-SOFR + 2.80% on 10/30/2028) (a)	1,574	1,710
M&T Bank Corp. 6.082% 3/13/2032 (USD-SOFR + 2.26% on 3/13/2031) (a)	2,812	2,990
Magnetite CLO, Ltd., Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 5.568% 7/15/2036 (d)(e)(f)	3,695	3,698
Manappuram Finance, Ltd. 7.375% 5/12/2028	600	615
Marathon CLO, Ltd., Series 2019-2A, Class A1R2, (3-month USD CME Term SOFR + 0.95%) 5.275% 1/20/2033 (d)(e)(f)	13,148	13,099
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029 (f)	430	415
Mars, Inc. 4.80% 3/1/2030 (f)	2,935	2,991
Mars, Inc. 5.20% 3/1/2035 (f)	7,526	7,697
Mars, Inc. 5.70% 5/1/2055 (f)	10,737	10,884
Marsh & McLennan Cos., Inc. 4.65% 3/15/2030	500	509
Marsh & McLennan Cos., Inc. 2.25% 11/15/2030	101	92
Marsh & McLennan Cos., Inc. 4.85% 11/15/2031	1,000	1,024
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	9,000	9,115
Marsh & McLennan Cos., Inc. 5.45% 3/15/2054	1,000	992
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	1,500	1,472
Mastercard, Inc. 4.35% 1/15/2032	1,459	1,467
Mastercard, Inc. 4.95% 3/15/2032	925	959
Mastercard, Inc. 4.875% 5/9/2034	1,529	1,566
Mastercard, Inc. 4.55% 1/15/2035	1,920	1,917
Matador Resources Co. 6.25% 4/15/2033 (f)	300	302
McDonald’s Corp. 4.95% 3/3/2035	1,591	1,613
Medline Borrower, LP 6.25% 4/1/2029 (f)	841	863
Medline Borrower, LP 5.25% 10/1/2029 (f)	445	441
Meiji Yasuda Life Insurance Co. 5.80% 9/11/2054 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.033% on 9/11/2034) (a)(f)	2,000	2,045
Meiji Yasuda Life Insurance Co. 6.10% 6/11/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.911% on 6/11/2035) (a)(f)	2,500	2,603
Meituan 3.05% 10/28/2030 (f)	315	294
Melco Resorts Finance, Ltd. 5.625% 7/17/2027 (f)	2,607	2,601
Melco Resorts Finance, Ltd. 5.75% 7/21/2028 (f)	1,000	999
MetLife, Inc. 5.30% 12/15/2034	1,000	1,041
MetLife, Inc. 5.00% 7/15/2052	230	215
Metropolitan Life Global Funding I 3.45% 12/18/2026 (f)	810	805
Metropolitan Life Global Funding I 1.875% 1/11/2027 (f)	1,500	1,461
Capital World Bond Fund — Page 29 of 59

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Metropolitan Life Global Funding I 5.05% 1/8/2034 (f)	USD500	$511
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028) (a)(e)(f)	4,337	4,377
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (a)(e)(f)	897	901
MI Windows and Doors, LLC, Term Loan B3, (3-month USD CME Term SOFR + 2.75%) 6.913% 3/28/2031 (d)(h)	178	179
Microchip Technology, Inc. 5.05% 3/15/2029	4,425	4,524
Microchip Technology, Inc. 5.05% 2/15/2030	4,765	4,874
Minejesa Capital BV 5.625% 8/10/2037 (f)	300	298
Minejesa Capital BV 5.625% 8/10/2037	200	199
Minera Mexico, SA de CV, 5.625% 2/12/2032 (f)	3,805	3,931
Mineral Resources, Ltd. 8.125% 5/1/2027 (f)	276	276
Mineral Resources, Ltd. 8.00% 11/1/2027 (f)	661	674
Mineral Resources, Ltd. 9.25% 10/1/2028 (f)	1,060	1,112
Mineral Resources, Ltd. 8.50% 5/1/2030 (f)	100	104
Minerva Luxembourg SA 8.875% 9/13/2033	14,674	16,124
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027 (f)	10,209	10,106
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027	500	495
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029 (e)(f)	7,007	7,073
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029 (e)(f)	3,460	3,486
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (e)(f)	2,924	2,933
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (e)(f)	6,618	6,637
Mission Lane Credit Card Master Trust, Series 2025-B, Class D, 5.80% 9/15/2031 (e)(f)	2,500	2,509
Miter Brands Acquisition Holdco, Inc. 6.75% 4/1/2032 (f)	197	202
Mitsubishi UFJ Financial Group, Inc. (USD-SOFR + 1.13%) 4.12% 9/12/2031 (d)	500	502
Mitsubishi UFJ Financial Group, Inc. 4.527% 9/12/2031 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.13% on 9/12/2030) (a)	500	502
Mizuho Financial Group, Inc. 5.594% 7/10/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.30% on 7/10/2034) (a)	500	524
MMP Capital, Series 2025-A, Class B, 5.72% 12/15/2031 (e)(f)	1,243	1,266
Molina Healthcare, Inc. 4.375% 6/15/2028 (f)	490	478
Molina Healthcare, Inc. 6.25% 1/15/2033 (f)	200	202
Mondelez International, Inc. 4.50% 5/6/2030	2,884	2,909
Mondelez International, Inc. 5.125% 5/6/2035	3,890	3,967
Moog, Inc. 4.25% 12/9/2027 (f)	770	760
Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026) (a)	5,386	5,302
Morgan Stanley 5.192% 4/17/2031 (USD-SOFR + 1.51% on 4/17/2030) (a)	2,890	2,985
Morgan Stanley 5.516% 11/19/2055 (USD-SOFR + 1.71% on 11/19/2054) (a)	2,057	2,081
Mozambique (Republic of) 9.00% 9/15/2031	1,980	1,770
MPT Operating Partnership, LP 5.00% 10/15/2027	1,678	1,627
MPT Operating Partnership, LP 4.625% 8/1/2029	35	29
MPT Operating Partnership, LP 8.50% 2/15/2032 (f)	888	944
MTR Corp CI Ltd., 5.625%, subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity +1.457% on 12/24/2035) (a)	5,000	5,215
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 8.356% 11/25/2053 (d)(e)(f)	1,380	1,440
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 7.106% 7/25/2054 (d)(e)(f)	4,201	4,264
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.756% 5/25/2055 (d)(e)(f)	2,244	2,259
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M2, (30-day Average USD-SOFR + 3.10%) 7.456% 5/25/2055 (d)(e)(f)	2,011	2,027
Murphy Oil Corp. 6.00% 10/1/2032	140	138
MV24 Capital BV 6.748% 6/1/2034	7,616	7,566
Nabors Industries, Inc. 7.375% 5/15/2027 (f)	124	126
Nabors Industries, Inc. 9.125% 1/31/2030 (f)	285	297
Nabors Industries, Inc. 8.875% 8/15/2031 (f)	155	144
Capital World Bond Fund — Page 30 of 59

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Navient Corp. 5.00% 3/15/2027	USD380	$379
Navient Corp. 4.875% 3/15/2028	935	917
Navient Corp. 11.50% 3/15/2031	580	655
Navient Corp. 7.875% 6/15/2032	515	543
Navient Corp. 5.625% 8/1/2033	255	233
Navient Education Loan Trust, Series 2025-A, Class A, 5.02% 7/15/2055 (e)(f)	2,223	2,248
NBM US Holdings, Inc. 6.625% 8/6/2029 (b)	510	517
NCR Atleos Corp. 9.50% 4/1/2029 (f)	566	613
New Fortress Energy, Inc. 6.50% 9/30/2026 (f)	150	38
New Fortress Energy, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.50%) 9.57% 10/30/2028 (d)(h)	409	201
New York Life Global Funding 1.20% 8/7/2030 (f)	11,090	9,620
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068 (d)(e)(f)	3,372	3,135
Newell Brands, Inc. 8.50% 6/1/2028 (f)	90	95
Newell Brands, Inc. 6.375% 5/15/2030	175	174
Newell Brands, Inc. 6.875% 4/1/2036	325	324
Newell Brands, Inc. 7.00% 4/1/2046	150	132
Nexstar Media, Inc. 5.625% 7/15/2027 (f)	605	605
Nexstar Media, Inc. 4.75% 11/1/2028 (f)	1,037	1,013
NFE Financing, LLC 12.00% 11/15/2029 (f)	5,407	1,595
Nickel Industries Ltd. 9.00% 9/30/2030 (f)	2,305	2,340
Nigeria (Republic of) 10.375% 12/9/2034	550	613
Nigeria (Republic of) 8.25% 9/28/2051	670	606
Nippon Life Insurance Co. 6.50% 4/30/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.189% on 4/30/2035) (a)(f)	2,184	2,354
Nissan Motor Co., Ltd. 7.50% 7/17/2030 (f)	650	683
Nissan Motor Co., Ltd. 7.75% 7/17/2032 (f)	750	794
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (f)	435	467
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (e)(f)	3,678	3,697
Nomura Holdings, Inc. 5.783% 7/3/2034	3,712	3,934
Norfolk Southern Corp. 4.45% 3/1/2033	707	703
Norfolk Southern Corp. 5.10% 5/1/2035	2,154	2,202
Norfolk Southern Corp. 5.35% 8/1/2054	1,257	1,239
Northern Oil and Gas, Inc. 8.75% 6/15/2031 (f)	10	10
Northern Oil and Gas, Inc. 7.875% 10/15/2033 (f)	395	394
Northern States Power Co. 5.05% 5/15/2035	2,300	2,347
NOVA Chemicals Corp. 5.25% 6/1/2027 (f)	300	301
NOVA Chemicals Corp. 9.00% 2/15/2030 (f)	575	617
NOVA Chemicals Corp. 7.00% 12/1/2031 (f)	230	243
NRZ Excess Spread Collateralized Notes, Series 2025-FHT1, Class A, 6.545% 3/25/2032 (a)(e)(f)	2,630	2,656
NuStar Logistics, LP 5.625% 4/28/2027	630	634
Occidental Petroleum Corp. 6.60% 3/15/2046	380	398
Occidental Petroleum Corp. 6.05% 10/1/2054	1,095	1,069
OCP SA 3.75% 6/23/2031	3,400	3,196
Oleoducto Central SA 4.00% 7/14/2027	1,598	1,572
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (e)(f)	1,780	1,792
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031 (e)(f)	3,192	3,230
OneMain Finance Corp. 6.125% 5/15/2030	65	66
OneMain Finance Corp. 7.125% 9/15/2032	385	398
OneMain Finance Corp. 6.50% 3/15/2033	230	231
OneSky Flight, LLC 8.875% 12/15/2029 (f)	15	16
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 1/25/2064 (6.988% on 3/1/2028) (a)(e)(f)	4,573	4,622
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (a)(e)(f)	9,192	9,321
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (a)(e)(f)	14,568	14,728
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (a)(e)(f)	8,652	8,731
Ontario (Province of) 3.90% 9/4/2030	890	891
Capital World Bond Fund — Page 31 of 59

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Opal Bidco SAS 6.50% 3/31/2032 (f)	USD335	$344
Oracle Corp. 3.25% 11/15/2027	4	4
Oracle Corp. 4.45% 9/26/2030	3,350	3,349
Oracle Corp. 5.50% 8/3/2035	1,778	1,830
Oracle Corp. 5.20% 9/26/2035	1,925	1,936
Oracle Corp. 6.00% 8/3/2055	3,500	3,516
Oracle Corp. 5.95% 9/26/2055	575	574
Osaic Holdings, Inc. 6.75% 8/1/2032 (f)	195	202
Osaic Holdings, Inc. 8.00% 8/1/2033 (f)	299	310
Osaic Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 3.00%) 7.163% 7/30/2032 (d)(h)	375	375
Owens & Minor, Inc. 4.50% 3/31/2029 (f)	230	185
Owens & Minor, Inc. 6.625% 4/1/2030 (f)	748	618
Pacific Gas and Electric Co. 3.00% 6/15/2028	7,820	7,542
Pacific Gas and Electric Co. 4.65% 8/1/2028	9,055	9,083
Pacific Gas and Electric Co. 2.50% 2/1/2031	1,228	1,095
Pacific Gas and Electric Co. 4.40% 3/1/2032	1,682	1,642
Pacific Gas and Electric Co. 6.15% 1/15/2033	1,143	1,211
Pacific Gas and Electric Co. 6.40% 6/15/2033	600	645
Pacific Gas and Electric Co. 5.80% 5/15/2034	925	959
Pacific Gas and Electric Co. 5.70% 3/1/2035	829	850
Pacific Gas and Electric Co. 6.00% 8/15/2035	9,728	10,189
Pacific Gas and Electric Co. 3.30% 8/1/2040	125	95
Pacific Gas and Electric Co. 4.95% 7/1/2050	8,527	7,325
Pacific Gas and Electric Co. 3.50% 8/1/2050	5,728	3,914
Pacific Gas and Electric Co. 6.75% 1/15/2053	240	259
Pacific Gas and Electric Co. 5.90% 10/1/2054	200	195
PacifiCorp 3.30% 3/15/2051	175	116
PacifiCorp 2.90% 6/15/2052	200	122
PacifiCorp 5.35% 12/1/2053	1,058	977
PacifiCorp 5.50% 5/15/2054	2,630	2,486
PacifiCorp 5.80% 1/15/2055	4,133	4,055
Pagaya US Holding Co., LLC 8.875% 8/1/2030 (f)	475	443
Panama (Republic of) 7.50% 3/1/2031	17,620	19,393
Panama (Republic of) 2.252% 9/29/2032	1,480	1,201
Panama (Republic of) 8.00% 3/1/2038	2,420	2,760
Panther Escrow Issuer, LLC 7.125% 6/1/2031 (f)	795	827
Park Intermediate Holdings, LLC 5.875% 10/1/2028 (f)	380	380
Park Intermediate Holdings, LLC 4.875% 5/15/2029 (f)	320	312
Park Intermediate Holdings, LLC 7.00% 2/1/2030 (f)	195	201
Parker-Hannifin Corp. 3.25% 6/14/2029	70	68
Party City Holdings, Inc. 0% 8/27/2030 (g)	179	4
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (e)(f)	3,623	3,652
Pebblebrook Hotel, LP 6.375% 10/15/2029 (f)	500	508
PECO Energy Co. 4.875% 9/15/2035	3,230	3,249
PECO Energy Co. 5.65% 9/15/2055	1,870	1,913
PennyMac Financial Services, Inc. 6.875% 5/15/2032 (f)	380	394
Performance Food Group, Inc. 5.50% 10/15/2027 (f)	395	394
Performance Food Group, Inc. 4.25% 8/1/2029 (f)	500	486
Performance Food Group, Inc. 6.125% 9/15/2032 (f)	225	231
Permian Resources Operating, LLC 8.00% 4/15/2027 (f)	225	229
Permian Resources Operating, LLC 9.875% 7/15/2031 (f)	209	227
Permian Resources Operating, LLC 7.00% 1/15/2032 (f)	300	311
Permian Resources Operating, LLC 6.25% 2/1/2033 (f)	814	830
Perrigo Finance Unlimited Co. 6.125% 9/30/2032	260	262
Peru (Republic of) 8.75% 11/21/2033	830	1,045
Capital World Bond Fund — Page 32 of 59

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Peru (Republic of) 5.50% 3/30/2036	USD1,150	$1,173
Peru (Republic of) 3.60% 1/15/2072	1,100	703
Petrobras Global Finance BV 5.125% 9/10/2030	750	742
Petroleos Mexicanos 6.875% 10/16/2025	2,884	2,882
Petroleos Mexicanos 6.875% 8/4/2026	8,766	8,887
Petroleos Mexicanos 6.49% 1/23/2027	29,433	29,753
Petroleos Mexicanos 6.50% 3/13/2027	28,790	29,169
Petroleos Mexicanos 5.35% 2/12/2028	2,025	2,018
Petroleos Mexicanos 8.75% 6/2/2029	330	356
Petroleos Mexicanos 6.84% 1/23/2030	124,845	127,066
Petroleos Mexicanos 5.95% 1/28/2031	800	775
Petroleos Mexicanos 6.75% 9/21/2047	26	21
Petroleos Mexicanos 7.69% 1/23/2050	610	555
Petroleos Mexicanos 6.95% 1/28/2060	209	172
PETRONAS Capital, Ltd. 3.50% 4/21/2030 (f)	365	355
PETRONAS Capital, Ltd. 4.95% 1/3/2031 (f)	2,745	2,835
PETRONAS Capital, Ltd. 2.48% 1/28/2032	200	180
PETRONAS Capital, Ltd. 5.34% 4/3/2035 (f)	2,450	2,558
PETRONAS Capital, Ltd. 4.55% 4/21/2050 (f)	400	355
PETRONAS Capital, Ltd. 5.848% 4/3/2055	300	318
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	9,577	9,678
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	3,436	3,323
PG&E Corp. 5.00% 7/1/2028	660	654
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030) (a)	970	998
Philip Morris International, Inc. 5.125% 2/13/2031	238	246
Philip Morris International, Inc. 4.75% 11/1/2031	609	620
Philip Morris International, Inc. 5.75% 11/17/2032	9,986	10,646
Philip Morris International, Inc. 5.375% 2/15/2033	9,870	10,310
Philip Morris International, Inc. 5.625% 9/7/2033	1,000	1,061
Philip Morris International, Inc. 5.25% 2/13/2034	1,000	1,033
Philip Morris International, Inc. 4.90% 11/1/2034	7,303	7,365
Philippines (Republic of) 6.375% 10/23/2034	2,320	2,618
PK ALIFT Loan Funding, Series 2025-2, Class A, 4.75% 3/15/2043 (e)(f)	250	251
PLDT, Inc. 2.50% 1/23/2031	380	347
PLDT, Inc. 3.45% 6/23/2050	200	144
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (a)	4,055	4,596
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (a)	1,175	1,239
PNC Financial Services Group, Inc. 5.575% 1/29/2036 (USD-SOFR + 1.394% on 1/29/2035) (a)	3,582	3,739
POSCO Holdings, Inc. 4.875% 1/23/2027 (f)	3,520	3,547
POSCO Holdings, Inc. 5.75% 1/17/2028 (f)	305	315
POSCO Holdings, Inc. 5.75% 5/7/2035	400	420
Post Holdings, Inc. 5.50% 12/15/2029 (f)	490	489
Post Holdings, Inc. 4.625% 4/15/2030 (f)	535	516
Post Holdings, Inc. 6.25% 2/15/2032 (f)	833	857
Prestige Brands, Inc. 3.75% 4/1/2031 (f)	800	737
Prio Luxembourg Holding SARL 6.125% 6/9/2026	2,940	2,938
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (e)(f)	184	174
Prologis, LP 4.75% 6/15/2033	1,362	1,375
Prologis, LP 5.00% 3/15/2034	185	188
Prologis, LP 5.00% 1/31/2035	1,138	1,154
Prologis, LP 5.25% 6/15/2053	74	72
Prologis, LP 5.25% 3/15/2054	70	68
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (a)(e)(f)	2,005	1,935
Prudential Financial, Inc. 3.905% 12/7/2047	250	201
Capital World Bond Fund — Page 33 of 59

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
PT Bank Negara Indonesia (Persero) Tbk 4.30% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.466% on 3/24/2027) (a)	USD28,770	$27,943
PT Freeport Indonesia 4.763% 4/14/2027	200	201
PT Freeport Indonesia 5.315% 4/14/2032	200	203
PT Freeport Indonesia 6.20% 4/14/2052	200	205
PT Krakatau Posco 6.375% 6/11/2027	200	204
PT Krakatau Posco 6.375% 6/11/2029	200	206
PTTEP Treasury Center Co., Ltd. 2.587% 6/10/2027 (f)	230	224
Public Service Electric and Gas Co. 4.90% 8/15/2035	4,655	4,694
Qatar Energy 3.125% 7/12/2041 (f)	16,050	12,389
Quikrete Holdings, Inc. 6.375% 3/1/2032 (f)	115	119
Quikrete Holdings, Inc. 6.75% 3/1/2033 (f)	250	260
Radiology Partners, Inc. 9.781% PIK 2/15/2030 (f)(i)	1,300	1,273
Radiology Partners, Inc. 8.50% 7/15/2032 (f)	805	834
Raizen Fuels Finance SA 6.45% 3/5/2034 (f)	7,050	6,843
Raizen Fuels Finance SA 6.95% 3/5/2054 (f)	935	861
Range Resources Corp. 4.75% 2/15/2030 (f)	465	455
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/2030	5,949	5,249
Reliance Industries, Ltd. 6.25% 10/19/2040	250	277
Reliance Industries, Ltd. 3.625% 1/12/2052	250	185
Repsol E&P Capital Markets US, LLC 5.204% 9/16/2030 (f)	4,674	4,710
Repsol E&P Capital Markets US, LLC 5.976% 9/16/2035 (f)	4,625	4,714
RHP Hotel Properties, LP 7.25% 7/15/2028 (f)	391	404
RHP Hotel Properties, LP 4.50% 2/15/2029 (f)	560	550
RHP Hotel Properties, LP 6.50% 6/15/2033 (f)	85	88
Rio Tinto Finance (USA) PLC 5.25% 3/14/2035	1,355	1,397
RLJ Lodging Trust, LP 3.75% 7/1/2026 (f)	40	40
RLJ Lodging Trust, LP 4.00% 9/15/2029 (f)	440	416
Roche Holdings, Inc. 4.592% 9/9/2034 (f)	2,500	2,501
Romania (Republic of) 7.625% 1/17/2053 (f)	346	371
Roper Technologies, Inc. 4.45% 9/15/2030	2,000	2,009
Roper Technologies, Inc. 4.75% 2/15/2032	1,000	1,012
Roper Technologies, Inc. 4.90% 10/15/2034	2,675	2,679
Roper Technologies, Inc. 5.10% 9/15/2035	8,845	8,920
Royal Bank of Canada 5.153% 2/4/2031 (USD-SOFR + 1.03% on 2/4/2030) (a)	12,050	12,420
Royal Bank of Canada 4.971% 5/2/2031 (USD-SOFR + 1.13% on 5/2/2030) (a)	7,523	7,707
Royal Bank of Canada 4.696% 8/6/2031 (USD-SOFR + 1.06% on 8/6/2030) (a)	5,402	5,476
Royal Caribbean Cruises, Ltd. 6.25% 3/15/2032 (f)	325	336
Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033 (f)	450	462
RTX Corp. 5.00% 2/27/2026	250	251
RTX Corp. 5.75% 11/8/2026	1,000	1,017
RTX Corp. 3.125% 5/4/2027	250	247
RTX Corp. 5.75% 1/15/2029	1,500	1,573
RTX Corp. 6.00% 3/15/2031	708	765
RTX Corp. 1.90% 9/1/2031	722	629
RTX Corp. 6.10% 3/15/2034	1,478	1,619
RTX Corp. 2.82% 9/1/2051	750	477
RTX Corp. 3.03% 3/15/2052	500	330
RTX Corp. 5.375% 2/27/2053	1,000	979
RTX Corp. 6.40% 3/15/2054	1,102	1,234
Sabre GLBL, Inc. 11.125% 7/15/2030 (f)	265	257
Sally Holdings, LLC 6.75% 3/1/2032	560	583
Samarco Mineracao SA 9.00% PIK 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2025) (a)(i)	24,102	24,242
Samarco Mineracao SA 9.00% PIK 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2025) (a)(f)(i)	3,068	3,086
Capital World Bond Fund — Page 34 of 59

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
San Miguel Global Power Holdings Corp. 8.75% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 7.732% on 9/12/2029) (a)	USD5,000	$5,141
Sands China, Ltd. 3.80% 1/8/2026	1,000	998
Sands China, Ltd. 5.40% 8/8/2028	22,220	22,747
Sands China, Ltd. 4.375% 6/18/2030	200	197
Sands China, Ltd. 3.25% 8/8/2031	1,000	922
Santander Holdings USA, Inc. 3.244% 10/5/2026	7,197	7,128
Saskatchewan (Province of) 3.25% 6/8/2027	1,073	1,059
Sasol Financing USA, LLC 8.75% 5/3/2029 (b)	8,550	8,876
Sats Treasury Pte., Ltd. 4.828% 1/23/2029	200	204
Saturn Oil & Gas, Inc. 9.625% 6/15/2029 (f)	305	316
Saudi Arabia (Kingdom of) 3.625% 3/4/2028	2,510	2,483
Saudi Arabia (Kingdom of) 4.875% 7/18/2033 (f)	595	604
Saudi Arabia (Kingdom of) 5.625% 1/13/2035 (f)	1,580	1,686
Saudi Arabia (Kingdom of) 4.875% 9/9/2035 (f)	3,095	3,114
Saudi Arabia (Kingdom of) 5.75% 1/16/2054	205	206
Saudi Arabian Oil Co. 5.25% 7/17/2034 (f)	1,695	1,746
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033 (e)(f)	9,743	9,984
Science Applications International Corp. 5.875% 11/1/2033 (f)	110	110
SCIH Salt Holdings, Inc. 4.875% 5/1/2028 (f)	360	352
SCIH Salt Holdings, Inc. 6.625% 5/1/2029 (f)	860	844
Seadrill Finance, Ltd. 8.375% 8/1/2030 (f)	550	571
Sealed Air Corp. 6.50% 7/15/2032 (f)	790	819
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031 (e)(f)	478	482
Securitized Term Auto Receivables Trust, Series 2025-B, Class B, 4.925% 12/29/2032 (e)(f)	4,115	4,152
Senegal (Republic of) 6.25% 5/23/2033	570	414
Sensata Technologies BV 4.00% 4/15/2029 (f)	620	596
Sensata Technologies, Inc. 3.75% 2/15/2031 (f)	160	148
Serbia (Republic of) 6.25% 5/26/2028 (f)	1,962	2,048
Serbia (Republic of) 6.50% 9/26/2033 (f)	1,378	1,499
Service Corp. International 5.75% 10/15/2032	225	228
Service Properties Trust 4.75% 10/1/2026	157	157
Service Properties Trust 4.95% 2/15/2027	362	361
Service Properties Trust 0% 9/30/2027 (f)	210	185
Service Properties Trust 3.95% 1/15/2028	340	318
Service Properties Trust 8.375% 6/15/2029	825	838
Service Properties Trust 4.95% 10/1/2029	567	500
Service Properties Trust 4.375% 2/15/2030	1,302	1,108
Service Properties Trust 8.625% 11/15/2031 (f)	1,569	1,672
Service Properties Trust 8.875% 6/15/2032	525	528
ServiceNow, Inc. 1.40% 9/1/2030	4,324	3,788
Shell International Finance BV 3.00% 11/26/2051	2,500	1,664
Sherwin-Williams Co. 4.50% 8/15/2030	4,000	4,028
Sherwin-Williams Co. 5.15% 8/15/2035	2,069	2,106
Shift4 Payments, LLC 6.75% 8/15/2032 (f)	365	378
Siemens Funding BV 5.80% 5/28/2055 (f)	1,752	1,883
Simon Property Group, LP 5.125% 10/1/2035	3,452	3,494
Sirius XM Radio, LLC 3.125% 9/1/2026 (f)	250	247
Sirius XM Radio, LLC 5.00% 8/1/2027 (f)	200	199
Sirius XM Radio, LLC 4.00% 7/15/2028 (f)	1,000	967
Sirius XM Radio, LLC 4.125% 7/1/2030 (f)	1,019	956
Sirius XM Radio, LLC 3.875% 9/1/2031 (f)	2,106	1,910
SK hynix, Inc. 1.50% 1/19/2026 (f)	252	250
SK hynix, Inc. 2.375% 1/19/2031 (f)	294	264
SK hynix, Inc. 6.50% 1/17/2033	400	442
Capital World Bond Fund — Page 35 of 59

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 5.922% 11/15/2052 (d)(e)(f)	USD3,283	$3,319
SMB Private Education Loan Trust, Series 2025-A, Class A1A, 5.13% 4/15/2054 (e)(f)	3,637	3,707
SMRC Automotive Holdings Netherlands BV 5.625% 7/11/2029 (f)	4,125	4,222
Snap, Inc. 6.875% 3/1/2033 (f)	520	532
Solstice Advanced Materials, Inc. 5.625% 9/30/2033 (f)	350	351
Sonic Automotive, Inc. 4.625% 11/15/2029 (f)	400	389
Sonic Automotive, Inc. 4.875% 11/15/2031 (f)	630	603
South Africa (Republic of) 4.30% 10/12/2028	1,034	1,019
South Africa (Republic of) 5.875% 6/22/2030	800	820
South Africa (Republic of) 5.375% 7/24/2044	800	652
Southern California Edison Co. 3.65% 3/1/2028	252	248
Southern California Edison Co. 5.45% 3/1/2035	3,710	3,757
Southern California Edison Co. 2.95% 2/1/2051	6,229	3,816
Southern California Edison Co. 3.45% 2/1/2052	5,983	3,985
Southern California Edison Co. 5.75% 4/15/2054	3,981	3,771
Southern California Edison Co. 5.90% 3/1/2055	3,000	2,916
Southern California Edison Co. 6.20% 9/15/2055	2,471	2,494
Southwestern Electric Power Co. 3.25% 11/1/2051	675	450
Standard Building Solutions, Inc. 6.25% 8/1/2033 (f)	295	299
Standard Chartered PLC 4.866% 3/15/2033 (5-year USD-ICE Swap + 1.97% on 3/15/2028) (a)(f)	3,500	3,511
Standard Chartered PLC 4.866% 3/15/2033 (5-year USD-ICE Swap + 1.97% on 3/15/2028) (a)	1,200	1,204
Standard Chartered PLC 5.905% 5/14/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 5/14/2034) (a)(f)	6,796	7,180
Standard Chartered PLC 3.265% 2/18/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 2/18/2031) (a)(f)	957	879
Starbucks Corp. 4.80% 5/15/2030	4,280	4,371
Starbucks Corp. 5.40% 5/15/2035	1,493	1,549
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.601% 2/17/2042 (d)(e)(f)	1,334	1,339
Starwood Property Trust, Inc. 5.25% 10/15/2028 (f)	625	626
State Street Corp. 5.146% 2/28/2036 (USD-SOFR + 1.217% on 2/28/2035) (a)	2,124	2,174
Station Casinos, LLC 6.625% 3/15/2032 (f)	205	211
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 5.318% 7/15/2032 (d)(e)(f)	4,776	4,776
Stillwater Mining Co. 4.00% 11/16/2026 (b)	9,642	9,552
Stryker Corp. 4.85% 2/10/2030	3,191	3,271
Stryker Corp. 5.20% 2/10/2035	2,700	2,785
Summit Digitel Infrastructure Pvt, Ltd. 2.875% 8/12/2031 (f)	235	212
Summit Midstream Holdings, LLC 8.625% 10/31/2029 (f)	370	372
Sunoco, LP 7.00% 5/1/2029 (f)	195	202
Sunoco, LP 4.50% 5/15/2029	1,375	1,342
Sunoco, LP 4.50% 4/30/2030	160	154
Sunoco, LP 5.625% 3/15/2031 (f)	140	139
Sunoco, LP 6.25% 7/1/2033 (f)	275	280
Sunoco, LP 5.875% 3/15/2034 (f)	145	144
Sunoco, LP, 7.875% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 4.23% on 9/18/2030) (a)(f)	405	412
Surgery Center Holdings, Inc. 7.25% 4/15/2032 (f)	530	545
Surgery Center Holdings, Inc., Term Loan, (1-month USD CME Term SOFR + 2.50%) 6.663% 12/19/2030 (d)(h)	89	89
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.593% 2/15/2042 (d)(e)(f)	41,079	40,924
Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029) (a)(f)	1,400	1,413
Synopsys, Inc. 4.85% 4/1/2030	6,075	6,190
Capital World Bond Fund — Page 36 of 59

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Synopsys, Inc. 5.00% 4/1/2032	USD3,050	$3,118
Synopsys, Inc. 5.15% 4/1/2035	9,565	9,734
Synopsys, Inc. 5.70% 4/1/2055	4,741	4,788
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	4,510	4,586
Takeda U.S. Financing, Inc. 5.90% 7/7/2055	868	895
Talen Energy Supply, LLC 8.625% 6/1/2030 (f)	1,270	1,349
Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.733% 5/17/2030 (d)(h)	420	422
Talos Production, Inc. 9.00% 2/1/2029 (f)	850	880
Talos Production, Inc. 9.375% 2/1/2031 (f)	620	646
Tampa Electric Co. 5.15% 3/1/2035	1,375	1,395
Tencent Holdings, Ltd. 3.975% 4/11/2029	250	250
Tencent Holdings, Ltd. 2.39% 6/3/2030 (f)	300	279
Tencent Holdings, Ltd. 3.68% 4/22/2041	1,535	1,321
Tencent Holdings, Ltd. 3.84% 4/22/2051	4,082	3,305
Tenet Healthcare Corp. 6.75% 5/15/2031	720	746
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	6,700	6,587
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	1,220	1,228
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	200	208
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	855	639
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	200	206
State of Texas, Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	4,760	3,361
Texas Combined Tirz I, LLC 0% 12/7/2062 (f)(g)	98	98
Texas Instruments, Inc. 5.10% 5/23/2035	4,700	4,848
TGS ASA 8.50% 1/15/2030 (f)	435	448
Therrmo Fisher Scientific Inc. 4.794% 10/7/2035	2,019	2,019
Tierra Mojada Luxembourg II SARL 5.75% 12/1/2040	6,649	6,552
TNB Global Ventures Capital Bhd 3.244% 10/19/2026	500	494
TopBuild Corp. 5.625% 1/31/2034 (f)	205	204
TotalEnergies Capital SA 5.488% 4/5/2054	3,735	3,698
Towd Point Mortgage Trust, Series 2024-3, Class A1A, 5.027% 7/25/2065 (d)(e)(f)	945	956
TransDigm, Inc. 6.375% 3/1/2029 (f)	300	307
TransDigm, Inc. 4.875% 5/1/2029	500	493
TransDigm, Inc. 6.875% 12/15/2030 (f)	135	140
TransDigm, Inc. 6.625% 3/1/2032 (f)	275	283
TransDigm, Inc. 6.375% 5/31/2033 (f)	380	385
TransDigm, Inc. 6.25% 1/31/2034 (f)	535	551
TransDigm, Inc. 6.75% 1/31/2034 (f)	755	781
Transocean Aquila, Ltd. 8.00% 9/30/2028 (f)	54	56
Transocean International, Ltd. 7.875% 10/15/2032 (f)	185	187
Transocean Titan Financing, Ltd. 8.375% 2/1/2028 (f)	973	1,000
Transocean, Inc. 8.25% 5/15/2029 (f)	185	183
Transocean, Inc. 8.75% 2/15/2030 (f)	277	292
Transocean, Inc. 8.50% 5/15/2031 (f)	415	407
Transocean, Inc. 6.80% 3/15/2038	625	530
Travelers Cos., Inc. 5.05% 7/24/2035	383	390
Travelers Cos., Inc. 5.70% 7/24/2055	626	649
TreeHouse Foods, Inc. 4.00% 9/1/2028	430	419
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (f)(g)	600	600
Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040 (e)(f)	1,467	1,474
Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040 (e)(f)	317	317
Tricon Residential Trust, Series 2024-SFR4, Class A, 4.30% 11/17/2041 (e)(f)	3,220	3,195
Trident TPI Holdings, Inc. 12.75% 12/31/2028 (f)	500	534
Trinitas CLO, Ltd., Series 2018-9A, Class ARRR, (3-month USD CME Term SOFR + 1.20%) 5.525% 1/20/2032 (d)(e)(f)	1,330	1,330
Truist Financial Corp. 5.071% 5/20/2031 (USD-SOFR + 1.309% on 5/20/2030) (a)	1,484	1,522
Capital World Bond Fund — Page 37 of 59

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Truist Insurance Holdings, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.752% 5/6/2032 (d)(h)	USD845	$862
Turkey (Republic of), Series 30Y, 7.125% 7/17/2032	8,960	9,256
Turkey (Republic of), Series 30Y, 6.00% 1/14/2041	2,240	1,961
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (e)(f)	3,993	4,005
U.S. Bank National Association, Series 2025-SUP2, Class B1, 4.818% 9/25/2032 (e)(f)	645	646
U.S. Treasury 0.25% 10/31/2025	25	25
U.S. Treasury 3.00% 10/31/2025	11	11
U.S. Treasury 4.50% 11/15/2025	29	29
U.S. Treasury 4.25% 1/31/2026	11,091	11,100
U.S. Treasury 0.75% 3/31/2026	2,000	1,970
U.S. Treasury 2.25% 3/31/2026	25	25
U.S. Treasury 0.75% 4/30/2026	1,156	1,136
U.S. Treasury 4.875% 4/30/2026	28,655	28,830
U.S. Treasury 3.625% 5/15/2026	85	85
U.S. Treasury 4.375% 7/31/2026	1,900	1,909
U.S. Treasury 4.625% 9/15/2026	3,840	3,872
U.S. Treasury 1.125% 10/31/2026	1,550	1,508
U.S. Treasury 4.125% 10/31/2026	19,900	19,988
U.S. Treasury 2.00% 11/15/2026	1,500	1,472
U.S. Treasury 4.625% 11/15/2026	3,000	3,029
U.S. Treasury 1.625% 11/30/2026	25	25
U.S. Treasury 4.375% 12/15/2026	6,506	6,558
U.S. Treasury 4.25% 12/31/2026	3,000	3,020
U.S. Treasury 4.00% 1/15/2027	22	22
U.S. Treasury 2.25% 2/15/2027	4,550	4,464
U.S. Treasury 4.125% 2/15/2027	11,699	11,768
U.S. Treasury 2.50% 3/31/2027	3,852	3,788
U.S. Treasury 4.50% 4/15/2027	1,247	1,263
U.S. Treasury 0.50% 4/30/2027	300	286
U.S. Treasury 2.375% 5/15/2027	2,160	2,117
U.S. Treasury 2.625% 5/31/2027	2,170	2,134
U.S. Treasury 3.875% 5/31/2027	5,000	5,018
U.S. Treasury 3.75% 6/30/2027	32,944	33,007
U.S. Treasury 4.375% 7/15/2027	1,096	1,110
U.S. Treasury 2.75% 7/31/2027	3,900	3,839
U.S. Treasury 3.625% 8/31/2027	4,500	4,500
U.S. Treasury 3.375% 9/15/2027	1,500	1,493
U.S. Treasury 3.50% 9/30/2027	133	133
U.S. Treasury 4.125% 9/30/2027 (j)	14,282	14,422
U.S. Treasury 3.875% 11/30/2027	5,250	5,278
U.S. Treasury 2.75% 2/15/2028	310	304
U.S. Treasury 1.125% 2/29/2028	8,937	8,429
U.S. Treasury 4.00% 2/29/2028	3,685	3,718
U.S. Treasury 1.25% 3/31/2028	1,244	1,174
U.S. Treasury 3.625% 3/31/2028	— (k)	— (k)
U.S. Treasury 1.25% 5/31/2028	1,715	1,612
U.S. Treasury 3.625% 5/31/2028	350	350
U.S. Treasury 2.875% 8/15/2028	1,030	1,009
U.S. Treasury 1.125% 8/31/2028	10,000	9,313
U.S. Treasury 4.375% 8/31/2028	7,970	8,133
U.S. Treasury 3.375% 9/15/2028	35	35
U.S. Treasury 1.25% 9/30/2028	3,000	2,798
U.S. Treasury 4.625% 4/30/2029	54,662	56,409
U.S. Treasury 4.50% 5/31/2029	1,450	1,491
U.S. Treasury 3.25% 6/30/2029	1,700	1,675
Capital World Bond Fund — Page 38 of 59

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
U.S. Treasury 4.25% 6/30/2029	USD424	$432
U.S. Treasury 4.125% 10/31/2029	18,228	18,521
U.S. Treasury 4.125% 11/30/2029	5,919	6,015
U.S. Treasury 3.875% 12/31/2029	2,000	2,013
U.S. Treasury 1.50% 2/15/2030	240	219
U.S. Treasury 0.625% 5/15/2030	17,634	15,330
U.S. Treasury 3.75% 5/31/2030	11,114	11,122
U.S. Treasury 3.875% 6/30/2030	162,257	163,265
U.S. Treasury 0.625% 8/15/2030	20	17
U.S. Treasury 3.625% 8/31/2030	10,002	9,953
U.S. Treasury 3.625% 9/30/2030	1,892	1,882
U.S. Treasury 4.625% 9/30/2030	2,880	2,994
U.S. Treasury 4.375% 11/30/2030	7,800	8,022
U.S. Treasury 4.25% 2/28/2031	1,900	1,943
U.S. Treasury 4.125% 3/31/2031	1,900	1,931
U.S. Treasury 1.625% 5/15/2031	2,810	2,502
U.S. Treasury 1.25% 8/15/2031	1,114	964
U.S. Treasury 4.125% 10/31/2031	768	780
U.S. Treasury 1.375% 11/15/2031	2,800	2,424
U.S. Treasury 4.125% 11/30/2031	2,270	2,303
U.S. Treasury 2.875% 5/15/2032	4,279	4,023
U.S. Treasury 4.00% 7/31/2032	1,200	1,206
U.S. Treasury 3.875% 8/15/2033 (j)	38,198	37,888
U.S. Treasury 4.50% 11/15/2033	1,053	1,089
U.S. Treasury 4.375% 5/15/2034 (j)	32,438	33,191
U.S. Treasury 3.875% 8/15/2034	3,369	3,319
U.S. Treasury 4.25% 11/15/2034	11,185	11,312
U.S. Treasury 4.25% 8/15/2035 (j)	48,713	49,105
U.S. Treasury 4.50% 8/15/2039	2,270	2,287
U.S. Treasury 4.375% 11/15/2039	1,000	992
U.S. Treasury 4.625% 2/15/2040	250	254
U.S. Treasury 1.125% 8/15/2040	2,473	1,561
U.S. Treasury 1.875% 2/15/2041 (j)	11,036	7,763
U.S. Treasury 2.25% 5/15/2041	7,922	5,874
U.S. Treasury 1.75% 8/15/2041	9,093	6,172
U.S. Treasury 2.00% 11/15/2041	669	470
U.S. Treasury 3.125% 11/15/2041	100	83
U.S. Treasury 2.375% 2/15/2042	1,803	1,337
U.S. Treasury 3.25% 5/15/2042	4,936	4,149
U.S. Treasury 2.75% 8/15/2042	100	78
U.S. Treasury 2.75% 11/15/2042	1,480	1,147
U.S. Treasury 4.00% 11/15/2042	245	227
U.S. Treasury 3.875% 2/15/2043	160	145
U.S. Treasury 2.875% 5/15/2043	3,120	2,445
U.S. Treasury 3.875% 5/15/2043 (j)	11,170	10,120
U.S. Treasury 4.375% 8/15/2043	111	107
U.S. Treasury 4.75% 11/15/2043	670	677
U.S. Treasury 4.50% 2/15/2044	2,499	2,444
U.S. Treasury 3.375% 5/15/2044	1,550	1,294
U.S. Treasury 2.50% 2/15/2045	1,900	1,361
U.S. Treasury 4.75% 2/15/2045	1,167	1,174
U.S. Treasury 3.00% 5/15/2045	30	24
U.S. Treasury 2.875% 8/15/2045	1,250	950
U.S. Treasury 4.875% 8/15/2045	359	367
U.S. Treasury 2.50% 2/15/2046	2,510	1,771
Capital World Bond Fund — Page 39 of 59

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.75% 8/15/2047	USD3,455	$2,505
U.S. Treasury 3.00% 2/15/2048	673	508
U.S. Treasury 3.125% 5/15/2048	800	617
U.S. Treasury 3.00% 8/15/2048	896	674
U.S. Treasury 2.25% 8/15/2049	256	164
U.S. Treasury 2.375% 11/15/2049	258	169
U.S. Treasury 2.00% 2/15/2050 (j)	20,560	12,294
U.S. Treasury 1.25% 5/15/2050 (j)	12,110	5,941
U.S. Treasury 1.375% 8/15/2050	1,835	922
U.S. Treasury 1.875% 2/15/2051	1,762	1,006
U.S. Treasury 2.375% 5/15/2051	2,239	1,441
U.S. Treasury 2.00% 8/15/2051 (j)	37,600	22,028
U.S. Treasury 1.875% 11/15/2051	2,099	1,188
U.S. Treasury 2.25% 2/15/2052 (j)	45,870	28,454
U.S. Treasury 2.875% 5/15/2052	3,157	2,254
U.S. Treasury 3.00% 8/15/2052	1,843	1,348
U.S. Treasury 4.00% 11/15/2052 (j)	5,190	4,592
U.S. Treasury 3.625% 2/15/2053	383	317
U.S. Treasury 3.625% 5/15/2053 (j)	5,547	4,582
U.S. Treasury 4.125% 8/15/2053	300	271
U.S. Treasury 4.75% 11/15/2053	2,087	2,090
U.S. Treasury 4.25% 2/15/2054	3,025	2,792
U.S. Treasury 4.625% 5/15/2054	24,131	23,707
U.S. Treasury 4.25% 8/15/2054	626	578
U.S. Treasury 4.50% 11/15/2054	627	604
U.S. Treasury 4.75% 5/15/2055	17,186	17,238
U.S. Treasury 4.75% 8/15/2055	90	90
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051 (c)(j)	18,189	10,087
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053 (c)	1,009	808
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (c)(j)	23,715	21,899
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (c)(j)	41,619	40,650
Uber Technologies, Inc. 4.50% 8/15/2029 (f)	225	225
UBS Group AG 3.869% 1/12/2029 (3-month USD CME Term SOFR + 1.672% on 1/12/2028) (a)(f)	3,799	3,768
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029) (a)(f)	2,000	2,067
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030) (a)(f)	4,000	3,955
UKG, Inc. 6.875% 2/1/2031 (f)	1,282	1,324
UniCredit SpA 5.459% 6/30/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.75% on 6/30/2030) (a)(f)	16,050	16,188
Uniform Mortgage-Backed Security 2.50% 10/1/2055 (e)(l)	1,323	1,115
Uniform Mortgage-Backed Security 3.50% 10/1/2055 (e)(l)	18,388	16,802
Uniform Mortgage-Backed Security 4.00% 10/1/2055 (e)(l)	744	701
Uniform Mortgage-Backed Security 4.50% 10/1/2055 (e)(l)	82	80
Uniform Mortgage-Backed Security 5.50% 10/1/2055 (e)(l)	762	768
Uniform Mortgage-Backed Security 6.00% 10/1/2055 (e)(l)	2,505	2,559
Uniform Mortgage-Backed Security 6.50% 10/1/2055 (e)(l)	2,715	2,806
Uniform Mortgage-Backed Security 7.00% 10/1/2055 (e)(l)	74,125	77,543
Uniform Mortgage-Backed Security 2.50% 11/1/2055 (e)(l)	506	427
Uniform Mortgage-Backed Security 5.50% 11/1/2055 (e)(l)	368	371
Uniform Mortgage-Backed Security 6.50% 11/1/2055 (e)(l)	2,480	2,565
Union Pacific Corp. 5.10% 2/20/2035	4,762	4,899
Union Pacific Corp. 4.30% 3/1/2049	1,550	1,310
Unisys Corp. 10.625% 1/15/2031 (f)	431	460
United Mexican States 5.375% 3/22/2033	6,160	6,163
United Mexican States 4.875% 5/19/2033	210	204
Capital World Bond Fund — Page 40 of 59

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
United Mexican States 6.00% 5/7/2036	USD420	$430
United Mexican States 6.875% 5/13/2037	3,025	3,270
United Mexican States 6.625% 1/29/2038	640	674
United Mexican States 6.338% 5/4/2053	3,120	3,041
United Mexican States 6.40% 5/7/2054	910	891
United Mexican States 7.375% 5/13/2055	1,110	1,222
United Mexican States 3.771% 5/24/2061	1,300	823
United Mexican States 3.75% 4/19/2071	1,260	769
United Natural Foods, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.75%) 8.913% 5/1/2031 (d)(h)	612	616
United Rentals (North America), Inc. 3.875% 2/15/2031	840	795
United Rentals (North America), Inc. 6.125% 3/15/2034 (f)	100	104
UnitedHealth Group, Inc. 5.15% 7/15/2034	1,917	1,968
UnitedHealth Group, Inc. 5.30% 6/15/2035	12,100	12,513
UnitedHealth Group, Inc. 5.625% 7/15/2054	5,493	5,467
UnitedHealth Group, Inc. 5.95% 6/15/2055	3,725	3,886
Universal Entertainment Corp. 9.875% 8/1/2029 (f)	400	397
Univision Communications, Inc. 8.00% 8/15/2028 (f)	290	301
Univision Communications, Inc. 4.50% 5/1/2029 (f)	1,775	1,676
Univision Communications, Inc. 7.375% 6/30/2030 (f)	510	513
Univision Communications, Inc. 9.375% 8/1/2032 (f)	750	800
US Foods, Inc. 4.625% 6/1/2030 (f)	585	572
USA Compression Partners, LP 6.25% 10/1/2033 (f)	150	151
USI, Inc. 7.50% 1/15/2032 (f)	200	210
Vail Resorts, Inc. 5.625% 7/15/2030 (f)	200	201
Vail Resorts, Inc. 6.50% 5/15/2032 (f)	325	336
Vale Overseas, Ltd. 3.75% 7/8/2030	5	5
Vale Overseas, Ltd. 6.40% 6/28/2054	2,085	2,145
Valvoline, Inc. 3.625% 6/15/2031 (f)	758	696
Varanasi Aurangabad Nh-2 Tollway Private, Ltd. 5.90% 2/28/2034 (f)	199	209
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 8.00% PIK and 6.261% Cash 1/16/2026 (d)(g)(h)(i)	114	28
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 8.00%) 8.00% PIK 7/16/2026 (d)(g)(h)(i)	115	28
Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 6.322% Cash 10/12/2028 (d)(g)(h)(i)	189	47
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029 (f)	310	297
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030 (f)	189	197
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (f)	1,215	1,148
Venture Global LNG, Inc. 8.125% 6/1/2028 (f)	500	518
Venture Global LNG, Inc. 9.50% 2/1/2029 (f)	500	551
Venture Global LNG, Inc. 7.00% 1/15/2030 (f)	625	647
Venture Global LNG, Inc. 8.375% 6/1/2031 (f)	70	74
Venture Global LNG, Inc. 9.875% 2/1/2032 (f)	479	522
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (f)	520	575
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (f)	750	790
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (f)	150	169
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (f)	555	590
Veralto Corp. 5.35% 9/18/2028	3,250	3,356
Veralto Corp. 5.45% 9/18/2033	1,500	1,570
Verisk Analytics, Inc. 4.50% 8/15/2030	352	353
Verisk Analytics, Inc. 5.125% 2/15/2036	1,710	1,727
Veritiv Operating Co. 10.50% 11/30/2030 (f)	235	253
Verizon Communications, Inc. 5.25% 4/2/2035	764	777
Verizon Communications, Inc. 3.40% 3/22/2041	1,800	1,423
Verizon Communications, Inc. 3.55% 3/22/2051	794	583
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (a)(e)(f)	3,800	3,854
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (d)(e)(f)	4,991	5,028
Capital World Bond Fund — Page 41 of 59

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Verus Securitization Trust, Series 2025-7, Class A1, 5.129% 8/25/2070 (6.129% on 8/1/2029) (a)(e)(f)	USD1,274	$1,280
Viasat, Inc. 5.625% 4/15/2027 (f)	630	628
Viasat, Inc. 6.50% 7/15/2028 (f)	825	807
Viasat, Inc. 7.50% 5/30/2031 (f)	575	540
Viasat, Inc., Term Loan B, (1-month USD CME Term SOFR + 4.50%) 8.778% 3/2/2029 (d)(h)	259	257
Viasat, Inc., Term Loan B, (1-month USD CME Term SOFR + 4.50%) 8.75% 5/30/2030 (d)(h)	75	74
Viatris, Inc. 4.00% 6/22/2050	3,528	2,409
VICI Properties, LP 4.75% 2/15/2028	581	586
Vital Energy, Inc. 7.875% 4/15/2032 (f)	265	257
Voyager Parent, LLC 9.25% 7/1/2032 (f)	1,380	1,460
Voyager Parent, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.75%) 8.752% 7/1/2032 (d)(h)	625	627
WarnerMedia Holdings, Inc. 3.755% 3/15/2027	250	247
WarnerMedia Holdings, Inc. 4.054% 3/15/2029	310	299
WarnerMedia Holdings, Inc. 4.279% 3/15/2032	730	670
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	2,495	1,993
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	346	258
Warrior Met Coal, Inc. 7.875% 12/1/2028 (f)	152	155
Weatherford International, Ltd. 8.625% 4/30/2030 (f)	618	632
Weatherford International, Ltd. 6.75% 10/15/2033 (f)	405	406
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052) (a)	1,283	1,128
WESCO Distribution, Inc. 6.375% 3/15/2033 (f)	1,005	1,043
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028 (e)(f)	91	91
Westpac Banking Corp. 2.963% 11/16/2040	400	306
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (e)(f)	798	803
WMG Acquisition Corp. 3.75% 12/1/2029 (f)	845	807
WMG Acquisition Corp. 3.875% 7/15/2030 (f)	1,010	959
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (b)(i)	697	763
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028 (f)	830	811
Wynn Macau, Ltd. 6.75% 2/15/2034 (f)	5,945	6,031
Wynn Resorts Finance, LLC 7.125% 2/15/2031 (f)	277	298
X Corp., Term Loan B3, 9.50% 10/26/2029 (h)	350	352
X Corp., Term Loan B, (USD-SOFR + 6.50%) 10.958% 10/26/2029 (d)(h)	243	239
X.AI Corp. 12.50% 6/30/2030	420	442
Xcel Energy, Inc. 2.35% 11/15/2031	535	471
Xcel Energy, Inc. 5.50% 3/15/2034	3,951	4,080
Xcel Energy, Inc. 5.60% 4/15/2035	4,067	4,219
Xerox Holdings Corp. 5.50% 8/15/2028 (f)	212	125
Xerox Holdings Corp. 8.875% 11/30/2029 (f)	248	135
Xiaomi Best Time International, Ltd. 4.10% 7/14/2051	200	164
		4,681,652
Total bonds, notes & other debt instruments (cost: $9,150,805,000)		9,012,361
Convertible bonds & notes 0.05% U.S. dollars 0.05%
Airbnb, Inc., convertible notes, 0% 3/15/2026	543	532
Axon Enterprise, Inc. 0.50% 12/15/2027	90	282
Carnival Corp., convertible notes, 5.75% 12/1/2027	195	436
CenterPoint Energy, Inc., convertible notes, 3.00% 8/1/2028 (f)	362	368
Coinbase Global, Inc., convertible notes, 0.50% 6/1/2026	150	167
Duke Energy Corp., convertible notes, 4.125% 4/15/2026	230	247
EchoStar Corp., convertible notes, 3.875% PIK 11/30/2030 (i)	328	808
Halozyme Therapeutics, Inc. 1.00% 8/15/2028	236	332
Marriott Vacations Worldwide Corp., convertible notes, 3.25% 12/15/2027	236	226
Capital World Bond Fund — Page 42 of 59

unaudited
Convertible bonds & notes (continued) U.S. dollars (continued)		Principal amount (000)	Value (000)
PENN Entertainment, Inc. 2.75% 5/15/2026		USD87	$90
Spotify USA, Inc., convertible notes, 0% 3/15/2026		235	322
Ventas Realty, LP 3.75% 6/1/2026		244	316
Welltower OP, LLC 2.75% 5/15/2028 (f)		186	348
Total convertible bonds & notes (cost: $3,994,000)			4,474
Preferred securities 0.01% U.S. dollars 0.01%		Shares
ACR III LSC Holdings, LLC, Series B, preferred shares (f)(g)(m)		277	453
Total preferred securities (cost: $287,000)			453
Common stocks 0.01% U.S. dollars 0.01%
Royal Caribbean Cruises, Ltd.		2,603	842
Aimbridge Topco, LLC (g)(m)		3,074	238
New Fortress Energy, Inc., Class A (m)		35,169	78
Endo, LP, Class A1 (f)(m)		45,666	29
Endo, LP, nonvoting shares (g)(m)		805,000	— (k)
DSG TopCo, Inc. (m)		1,681	19
Altera Infrastructure, LP (g)		77	3
Mallinckrodt PLC (m)		3	1
Venator Materials PLC (g)(m)		706	— (k)
			1,210
Total common stocks (cost: $2,361,000)			1,210
Investment funds 0.00%
Capital Group Central Corporate Bond Fund (n)		26,083	223
Total investment funds (cost: $212,000)			223
Short-term securities 10.66% Bills & notes of governments & government agencies outside the U.S. 0.11%	Weighted average yield at acquisition	Principal amount (000)
Egypt (Arab Republic of) 11/11/2025	20.307%	EGP68,250	1,387
Egypt (Arab Republic of) 12/16/2025	22.431	67,300	1,334
Egypt (Arab Republic of) 1/6/2026	19.531	24,975	488
Egypt (Arab Republic of) 1/20/2026	20.639	1,625	32
Egypt (Arab Republic of) 3/3/2026	22.762	14,100	266
Egypt (Arab Republic of) 5/26/2026	19.554	126,775	2,268
Egypt (Arab Republic of) 6/2/2026	19.637	39,525	704
Italy (Republic of) 11/14/2025	1.881	EUR1,890	2,214
Italy (Republic of) 12/12/2025	1.796	1,160	1,357
Nigeria (Republic of) 12/16/2025	22.546	NGN1,110,235	718
			10,768
Money market investments 10.55%		Shares
Capital Group Central Cash Fund 4.17% (n)(o)		10,616,999	1,061,700
Total short-term securities (cost: $1,072,156,000)			1,072,468
Capital World Bond Fund — Page 43 of 59

unaudited
Options purchased (equity style) 0.00%	Shares	Value (000)
Options purchased (equity style)*		$51
Total options purchased (equity style) (cost: $819,000)		51
Total investment securities 100.33% (cost: $10,230,634,000)		10,091,240
Total options written† 0.00% (premium received: $42,000)		(3)
Other assets less liabilities (0.33)%		(32,884)
Net assets 100.00%		$10,058,353
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 9/30/2025 (000)
Call
3 Month SOFR Futures Option	700	12/12/2025	USD97.00	USD175,000	$13
3 Month SOFR Futures Option	700	12/12/2025	97.50	175,000	4
3 Month SOFR Futures Option	1,600	12/12/2025	98.00	400,000	10
					$27
Put
3 Month SOFR Futures Option	900	12/12/2025	USD95.69	USD225,000	$6
					$33
Options on foreign currencies
Description	Counterparty	Expiration date	Exercise price	Notional amount (000)	Value at 9/30/2025 (000)
Call
GBP/USD Foreign Currency Options	Goldman Sachs	12/15/2025	USD1.43	GBP25,000	$18
†Options written (equity style)

Options on foreign currencies
Description	Counterparty	Expiration date	Exercise price	Notional amount (000)	Value at 9/30/2025 (000)
Call
GBP/USD Foreign Currency Options	Goldman Sachs	12/15/2025	USD1.49	GBP(25,000)	$(3)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 9/30/2025 (000)
3 Month SONIA Futures	Long	1,010	3/18/2026	USD326,411	$23
3 Month SOFR Futures	Long	1	3/18/2026	241	— (k)
Capital World Bond Fund — Page 44 of 59

unaudited
Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 9/30/2025 (000)
3 Month CORRA Futures	Long	12,385	6/17/2026	USD2,175,073	$7,113
3 Month CORRA Futures	Long	303	9/16/2026	53,216	112
3 Month SOFR Futures	Long	142	9/16/2026	34,334	(27)
2 Year Italy Government Bond Futures	Long	2,428	12/10/2025	307,679	(195)
2 Year Euro-Schatz Futures	Short	2,126	12/10/2025	(267,025)	327
2 Year Canadian Government Bond Futures	Long	2,717	12/31/2025	206,689	780
2 Year U.S. Treasury Note Futures	Long	6,869	1/6/2026	1,431,489	(2,173)
3 Year Australian Treasury Bond Futures	Long	59	12/16/2025	4,171	(15)
5 Year Euro-Bobl Futures	Long	808	12/10/2025	111,758	(139)
5 Year Canadian Government Bond Futures	Long	653	12/31/2025	54,109	689
5 Year U.S. Treasury Note Futures	Long	988	1/6/2026	107,885	(228)
10 Year French Government Bond Futures	Long	50	12/10/2025	7,124	37
10 Year Italy Government Bond Futures	Short	340	12/10/2025	(47,837)	(522)
10 Year Euro-Bund Futures	Short	3,863	12/10/2025	(583,111)	(3,527)
10 Year Australian Treasury Bond Futures	Short	178	12/15/2025	(13,351)	15
10 Year Japanese Government Bond Futures	Short	745	12/22/2025	(684,069)	4,927
10 Year UK Gilt Futures	Long	3,446	12/31/2025	421,000	1,759
10 Year U.S. Treasury Note Futures	Long	1,943	12/31/2025	218,588	666
10 Year Canadian Government Bond Futures	Long	225	12/31/2025	19,798	431
10 Year Ultra U.S. Treasury Note Futures	Short	1,441	12/31/2025	(165,828)	(781)
20 Year U.S. Treasury Note Futures	Long	1,665	12/31/2025	194,129	4,370
30 Year Euro-Buxl Futures	Short	528	12/10/2025	(70,966)	(885)
30 Year Ultra U.S. Treasury Bond Futures	Short	44	12/31/2025	(5,283)	(11)
					$12,746
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	38,027	JPY	5,388,500	Morgan Stanley	10/3/2025	$1,579
USD	43,043	EUR	36,263	HSBC Bank	10/3/2025	461
TRY	838,559	USD	19,825	Barclays Bank PLC	10/3/2025	299
TRY	150,290	USD	3,563	Citibank	10/3/2025	44
EUR	119,158	USD	139,854	UBS AG	10/6/2025	96
TRY	47,980	USD	1,132	JPMorgan Chase	10/6/2025	17
USD	743	THB	23,971	UBS AG	10/6/2025	4
USD	225	GBP	168	Barclays Bank PLC	10/6/2025	(1)
USD	625	CHF	500	Bank of America	10/6/2025	(4)
USD	294	MXN	5,500	Bank of America	10/6/2025	(7)
EUR	316,716	USD	371,799	BNP Paribas	10/7/2025	203
USD	42,433	AUD	64,342	HSBC Bank	10/7/2025	(147)
USD	19,003	AUD	29,181	Goldman Sachs	10/7/2025	(308)
EUR	33,350	CAD	53,733	JPMorgan Chase	10/8/2025	549
HUF	2,608,342	USD	7,704	Citibank	10/8/2025	145
CZK	214,330	USD	10,208	UBS AG	10/8/2025	131
JPY	5,309,820	USD	35,837	JPMorgan Chase	10/8/2025	99
HUF	3,823,730	USD	11,412	Citibank	10/8/2025	93
Capital World Bond Fund — Page 45 of 59

unaudited
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2025 (000)
Currency purchased (000)		Currency sold (000)
MYR	78,543	USD	18,606	JPMorgan Chase	10/8/2025	$68
MYR	148,530	USD	35,250	HSBC Bank	10/8/2025	65
ZAR	47,448	USD	2,702	Goldman Sachs	10/8/2025	44
EUR	3,980	GBP	3,456	Standard Chartered Bank	10/8/2025	27
HUF	788,520	EUR	1,998	JPMorgan Chase	10/8/2025	26
USD	6,206	PLN	22,520	UBS AG	10/8/2025	10
USD	6,124	NOK	61,020	Goldman Sachs	10/8/2025	9
USD	1,056	SEK	9,910	Barclays Bank PLC	10/8/2025	3
USD	2,222	RON	9,620	Citibank	10/8/2025	2
CZK	6,000	EUR	245	Goldman Sachs	10/8/2025	1
CZK	114,606	USD	5,527	Citibank	10/8/2025	1
HUF	32,850	USD	98	Goldman Sachs	10/8/2025	1
EUR	1,350	USD	1,585	Morgan Stanley	10/8/2025	— (k)
USD	47	EUR	40	Morgan Stanley	10/8/2025	— (k)
USD	1,000	PLN	3,635	Citibank	10/8/2025	— (k)
RON	101	USD	23	Citibank	10/8/2025	— (k)
EUR	270	USD	318	Citibank	10/8/2025	(1)
GBP	330	USD	445	HSBC Bank	10/8/2025	(2)
USD	666	HUF	222,008	Citibank	10/8/2025	(2)
USD	332	HUF	111,003	Citibank	10/8/2025	(2)
USD	333	ZAR	5,793	UBS AG	10/8/2025	(3)
USD	2,559	HUF	851,570	UBS AG	10/8/2025	(4)
SEK	10,090	EUR	916	Barclays Bank PLC	10/8/2025	(4)
NOK	32,890	USD	3,301	Goldman Sachs	10/8/2025	(5)
USD	498	ZAR	8,683	Citibank	10/8/2025	(5)
HUF	221,580	USD	675	UBS AG	10/8/2025	(8)
EUR	2,013	HUF	788,610	JPMorgan Chase	10/8/2025	(8)
USD	660	HUF	222,518	Goldman Sachs	10/8/2025	(9)
USD	5,974	GBP	4,450	Goldman Sachs	10/8/2025	(11)
SGD	10,020	USD	7,785	Bank of America	10/8/2025	(12)
PLN	54,220	USD	14,941	UBS AG	10/8/2025	(25)
USD	15,488	HUF	5,158,910	Bank of America	10/8/2025	(35)
USD	2,461	MXN	46,281	Goldman Sachs	10/8/2025	(64)
EUR	8,011	USD	9,482	HSBC Bank	10/8/2025	(72)
SEK	252,470	USD	26,947	Bank of America	10/8/2025	(114)
USD	58,786	MYR	248,060	HSBC Bank	10/8/2025	(193)
JPY	3,670,720	USD	25,066	BNP Paribas	10/8/2025	(223)
USD	123,129	EUR	105,625	Citibank	10/8/2025	(942)
EUR	48,470	USD	56,507	Citibank	10/9/2025	432
USD	14,299	THB	452,790	Citibank	10/9/2025	336
USD	21,066	THB	675,150	Standard Chartered Bank	10/9/2025	245
EUR	293,011	USD	343,970	HSBC Bank	10/9/2025	235
ZAR	187,570	USD	10,696	Citibank	10/9/2025	158
USD	341,127	EUR	290,260	Citibank	10/9/2025	154
USD	12,449	SEK	116,560	Citibank	10/9/2025	61
USD	2,998	THB	95,855	Barclays Bank PLC	10/9/2025	42
MYR	25,100	USD	5,954	HSBC Bank	10/9/2025	14
USD	1,951	GBP	1,443	UBS AG	10/9/2025	11
SEK	132,420	USD	14,073	BNP Paribas	10/9/2025	2
EUR	12,105	RON	61,620	BNP Paribas	10/9/2025	(2)
EUR	29,525	USD	34,699	Citibank	10/9/2025	(16)
Capital World Bond Fund — Page 46 of 59

unaudited
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2025 (000)
Currency purchased (000)		Currency sold (000)
EUR	21,180	USD	24,910	HSBC Bank	10/9/2025	$(29)
CNH	1,700,387	USD	239,420	Citibank	10/9/2025	(710)
USD	33,153	JPY	4,814,490	JPMorgan Chase	10/10/2025	562
USD	32,045	JPY	4,703,010	Morgan Stanley	10/10/2025	208
USD	25,525	GBP	18,861	Morgan Stanley	10/10/2025	158
USD	43,702	EUR	37,140	Goldman Sachs	10/10/2025	71
USD	1,730	NZD	2,900	Barclays Bank PLC	10/10/2025	48
EUR	5,900	USD	6,928	Citibank	10/10/2025	3
EUR	450	USD	526	Citibank	10/10/2025	3
EUR	140	USD	164	Citibank	10/10/2025	— (k)
USD	528	EUR	450	HSBC Bank	10/10/2025	(1)
EUR	510	USD	601	UBS AG	10/10/2025	(2)
USD	11,370	EUR	9,682	Citibank	10/10/2025	(5)
EUR	450	USD	534	BNP Paribas	10/10/2025	(5)
GBP	12,244	USD	16,571	Morgan Stanley	10/10/2025	(103)
BRL	844,560	USD	154,536	JPMorgan Chase	10/14/2025	3,583
USD	20,452	INR	1,804,750	HSBC Bank	10/14/2025	154
USD	11,239	IDR	185,150,157	BNP Paribas	10/14/2025	143
MXN	397,911	USD	21,623	Goldman Sachs	10/14/2025	71
CLP	8,286,244	USD	8,606	Morgan Stanley	10/14/2025	13
USD	17,709	INR	1,573,790	Standard Chartered Bank	10/14/2025	9
CZK	8,700	EUR	356	Goldman Sachs	10/14/2025	1
EUR	351	PLN	1,500	Goldman Sachs	10/14/2025	— (k)
USD	790	COP	3,106,876	JPMorgan Chase	10/14/2025	(1)
JPY	33,000	USD	226	JPMorgan Chase	10/14/2025	(3)
USD	650	PEN	2,268	BNP Paribas	10/14/2025	(3)
USD	19,871	BRL	106,640	Goldman Sachs	10/14/2025	(94)
USD	16,431	MXN	309,300	BNP Paribas	10/14/2025	(432)
USD	65,377	BRL	357,296	JPMorgan Chase	10/14/2025	(1,516)
CNH	2,040	USD	287	Bank of America	10/15/2025	(1)
CNH	3,109,590	USD	436,697	HSBC Bank	10/16/2025	71
EUR	31,220	USD	36,677	HSBC Bank	10/16/2025	14
ILS	14,850	USD	4,470	JPMorgan Chase	10/16/2025	13
USD	331	THB	10,670	UBS AG	10/16/2025	2
CAD	3,570	USD	2,567	Bank of America	10/16/2025	1
USD	71	EUR	60	HSBC Bank	10/16/2025	1
USD	35	EUR	30	Morgan Stanley	10/16/2025	— (k)
EUR	90	USD	106	Goldman Sachs	10/16/2025	— (k)
CAD	4,930	USD	3,567	Barclays Bank PLC	10/16/2025	(22)
CNH	139,260	USD	19,615	UBS AG	10/16/2025	(55)
THB	867,125	USD	27,391	UBS AG	10/16/2025	(641)
CAD	97,720	USD	71,040	Morgan Stanley	10/16/2025	(765)
CAD	181,272	USD	131,136	BNP Paribas	10/16/2025	(776)
EUR	121,361	USD	142,555	Goldman Sachs	10/17/2025	85
AUD	5,397	USD	3,534	Bank of America	10/17/2025	37
EUR	124,318	USD	146,100	Morgan Stanley	10/17/2025	15
JPY	42,000	USD	285	HSBC Bank	10/17/2025	(1)
CNH	3,930	USD	555	Goldman Sachs	10/17/2025	(3)
SEK	5,100	USD	550	Goldman Sachs	10/17/2025	(8)
USD	85,563	EUR	72,807	Morgan Stanley	10/17/2025	(9)
EUR	49,110	GBP	42,590	BNP Paribas	10/20/2025	446
Capital World Bond Fund — Page 47 of 59

unaudited
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	24,300	GBP	17,790	Morgan Stanley	10/20/2025	$371
USD	1,044	EUR	880	Standard Chartered Bank	10/20/2025	9
EUR	29,259	DKK	218,340	Citibank	10/20/2025	4
PLN	1,500	USD	410	Goldman Sachs	10/20/2025	2
EUR	757	RON	3,850	Goldman Sachs	10/20/2025	2
DKK	740	USD	116	JPMorgan Chase	10/20/2025	1
EUR	140	PLN	600	HSBC Bank	10/20/2025	— (k)
DKK	58,510	EUR	7,841	Citibank	10/20/2025	(1)
JPY	697,097	EUR	4,023	BNP Paribas	10/20/2025	(5)
USD	1,808	DKK	11,540	JPMorgan Chase	10/20/2025	(10)
NZD	17,141	USD	10,259	HSBC Bank	10/20/2025	(313)
GBP	16,881	USD	23,059	Morgan Stanley	10/20/2025	(352)
JPY	11,760,493	USD	80,419	UBS AG	10/20/2025	(713)
JPY	20,399,487	USD	139,915	Morgan Stanley	10/20/2025	(1,658)
SGD	732	USD	567	Citibank	10/21/2025	2
USD	31,327	EUR	26,556	Morgan Stanley	10/22/2025	105
JPY	943,000	USD	6,319	Morgan Stanley	10/22/2025	73
CNH	60,670	USD	8,508	UBS AG	10/22/2025	18
USD	984	PLN	3,570	BNP Paribas	10/22/2025	2
CZK	5,100	USD	245	JPMorgan Chase	10/22/2025	1
CZK	8,700	EUR	357	JPMorgan Chase	10/22/2025	— (k)
JPY	42,000	USD	285	Citibank	10/22/2025	— (k)
CNH	1,500	USD	211	Bank of New York Mellon	10/22/2025	(1)
CZK	20,400	USD	989	Goldman Sachs	10/22/2025	(5)
USD	794	CZK	16,601	HSBC Bank	10/22/2025	(7)
CZK	30,340	USD	1,474	Citibank	10/22/2025	(10)
CZK	73,078	USD	3,550	Bank of New York Mellon	10/22/2025	(24)
EUR	50	USD	59	Goldman Sachs	10/23/2025	— (k)
USD	59	EUR	50	Barclays Bank PLC	10/23/2025	— (k)
TRY	24,000	USD	548	Citibank	10/24/2025	17
CNH	9,590	USD	1,351	Barclays Bank PLC	10/24/2025	(3)
USD	36,909	EUR	31,220	Morgan Stanley	10/27/2025	191
USD	3,807	NOK	37,620	HSBC Bank	10/27/2025	37
GBP	27,382	EUR	31,290	Morgan Stanley	10/27/2025	31
USD	2,088	BRL	11,160	Citibank	10/27/2025	6
HUF	222,129	USD	665	Citibank	10/27/2025	2
EUR	1,052	USD	1,237	BNP Paribas	10/27/2025	— (k)
HUF	311,731	USD	939	Citibank	10/27/2025	(3)
USD	823	MXN	15,212	Morgan Stanley	10/27/2025	(5)
USD	664	HUF	223,284	UBS AG	10/27/2025	(7)
EUR	4,270	USD	4,998	UBS AG	10/28/2025	25
GBP	1,500	USD	2,005	Goldman Sachs	10/28/2025	13
NZD	1,257	USD	727	Morgan Stanley	10/28/2025	3
USD	35	EUR	30	Barclays Bank PLC	10/28/2025	— (k)
USD	100,708	EUR	86,046	UBS AG	10/28/2025	(498)
EUR	11,420	USD	13,359	Bank of America	10/29/2025	74
CHF	8,080	USD	10,135	Bank of America	10/29/2025	53
GBP	4,830	USD	6,470	Morgan Stanley	10/29/2025	27
GBP	90	USD	121	Citibank	10/29/2025	— (k)
EUR	550	USD	648	BNP Paribas	10/29/2025	(1)
THB	4,600	USD	143	HSBC Bank	10/29/2025	(1)
Capital World Bond Fund — Page 48 of 59

unaudited
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	35,550	EUR	30,390	Bank of America	10/29/2025	$(196)
IDR	117,791,240	USD	6,996	Citibank	10/30/2025	60
PEN	9,560	USD	2,721	Citibank	10/30/2025	30
KRW	6,945,257	USD	4,934	Citibank	10/30/2025	19
USD	831	COP	3,250,357	UBS AG	10/30/2025	5
COP	636,510	USD	163	UBS AG	10/30/2025	(1)
USD	27,141	KRW	38,206,020	Citibank	10/30/2025	(104)
USD	232,816	BRL	1,252,525	Morgan Stanley	10/30/2025	(688)
CZK	744,500	EUR	30,350	Citibank	11/7/2025	221
AUD	760	USD	495	Morgan Stanley	11/12/2025	9
BRL	6,000	USD	1,055	Barclays Bank PLC	11/24/2025	57
USD	520	BRL	3,000	Barclays Bank PLC	11/24/2025	(36)
USD	2,215	PHP	126,150	Citibank	11/26/2025	56
USD	359	NZD	601	Barclays Bank PLC	12/10/2025	10
JPY	6,167,160	USD	41,816	JPMorgan Chase	12/15/2025	220
CZK	800,000	USD	38,159	Citibank	12/17/2025	500
EUR	95,083	USD	111,656	BNP Paribas	12/17/2025	488
USD	15,232	GBP	11,150	Citibank	12/17/2025	235
USD	23,352	THB	750,000	BNP Paribas	12/17/2025	133
USD	33,268	CNH	235,000	Citibank	12/17/2025	116
USD	3,074	NZD	5,143	Barclays Bank PLC	12/17/2025	83
USD	5,201	EUR	4,380	BNP Paribas	12/17/2025	35
USD	19,514	SGD	25,000	HSBC Bank	12/17/2025	19
MYR	55,000	USD	13,083	HSBC Bank	12/17/2025	16
USD	341	NZD	571	Barclays Bank PLC	12/17/2025	9
EUR	3,800	USD	4,474	UBS AG	12/17/2025	8
USD	3,416	JPY	500,000	BNP Paribas	12/17/2025	7
USD	3,229	GBP	2,400	BNP Paribas	12/17/2025	1
USD	1,411	CNH	10,000	Bank of America	12/17/2025	— (k)
USD	449	EUR	383	Bank of New York Mellon	12/17/2025	(3)
USD	1,241	EUR	1,055	HSBC Bank	12/17/2025	(3)
EUR	10,000	USD	11,797	Citibank	12/17/2025	(3)
GBP	10,150	USD	13,656	BNP Paribas	12/17/2025	(4)
SEK	77,000	USD	8,224	HSBC Bank	12/17/2025	(4)
USD	13,112	CNH	93,000	Standard Chartered Bank	12/17/2025	(7)
EUR	10,000	SEK	110,587	BNP Paribas	12/17/2025	(11)
CNH	747,500	USD	105,469	Citibank	12/17/2025	(18)
EUR	2,800	USD	3,324	HSBC Bank	12/17/2025	(22)
USD	14,033	EUR	11,930	HSBC Bank	12/17/2025	(38)
NOK	28,400	USD	2,895	Goldman Sachs	12/17/2025	(49)
USD	13,044	MYR	55,000	BNP Paribas	12/17/2025	(55)
NOK	69,600	USD	7,088	BNP Paribas	12/17/2025	(112)
THB	375,000	USD	11,739	Citibank	12/17/2025	(129)
USD	33,883	PLN	124,000	BNP Paribas	12/17/2025	(187)
USD	43,940	NOK	440,720	HSBC Bank	12/17/2025	(232)
NOK	142,000	USD	14,476	Goldman Sachs	12/17/2025	(244)
EUR	28,135	USD	33,483	Citibank	12/17/2025	(299)
CAD	39,400	USD	28,729	HSBC Bank	12/17/2025	(313)
USD	15,357	BRL	85,000	JPMorgan Chase	12/17/2025	(318)
USD	39,545	AUD	60,291	HSBC Bank	12/17/2025	(387)
USD	23,653	COP	96,000,000	Standard Chartered Bank	12/17/2025	(572)
Capital World Bond Fund — Page 49 of 59

unaudited
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2025 (000)
Currency purchased (000)		Currency sold (000)
EUR	19,130	USD	22,689	Morgan Stanley	12/18/2025	$(125)
HUF	204,000	EUR	506	Morgan Stanley	12/23/2025	14
EUR	516	HUF	204,000	Morgan Stanley	12/23/2025	(2)
USD	6,302	HUF	2,108,860	UBS AG	12/23/2025	(13)
CNH	252,260	USD	35,694	HSBC Bank	12/23/2025	(92)
						$(499)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	4.63358%	Annual	10/31/2025	USD955	$— (k)	$—	$— (k)
5.298%	Annual	6-month PLN-WIBOR	Semi-annual	2/14/2026	PLN124,260	54	—	54
6-month CZK-PRIBOR	Semi-annual	3.875%	Annual	2/14/2026	CZK716,270	(40)	—	(40)
0.8738%	Annual	SONIA	Annual	10/8/2026	GBP4,000	(157)	—	(157)
SOFR	Annual	3.848%	Annual	11/15/2026	USD1,460	(4)	—	(4)
SOFR	Annual	3.8045%	Annual	12/15/2026	3,095	(9)	—	(9)
SONIA	Annual	1.2822%	Annual	1/28/2027	GBP1,150	50	—	50
2.5225%	Semi-annual	Bank of Canada Overnight Repo	Semi-annual	5/22/2027	CAD175,500	417	—	417
2.478%	Semi-annual	Bank of Canada Overnight Repo	Semi-annual	6/30/2027	10,060	20	5	15
SOFR	Annual	3.41338%	Annual	6/30/2027	USD5,723	1	—	1
SOFR	Annual	3.62%	Annual	6/30/2027	10,426	(35)	—	(35)
SOFR	Annual	3.5042%	Annual	7/2/2027	11,350	(14)	—	(14)
1.9883%	Annual	6-month EURIBOR	Semi-annual	7/2/2027	EUR11,460	(33)	—	(33)
2.00055655%	Annual	6-month EURIBOR	Semi-annual	7/11/2027	45,080	(122)	(12)	(110)
2.0443%	Annual	6-month EURIBOR	Semi-annual	7/15/2027	11,520	(22)	—	(22)
6-month EURIBOR	Semi-annual	2.0767%	Annual	7/29/2027	14,750	18	—	18
SOFR	Annual	3.70%	Annual	8/1/2027	USD5,100	(26)	—	(26)
SOFR	Annual	3.699%	Annual	8/1/2027	7,610	(38)	—	(38)
SOFR	Annual	3.479%	Annual	8/6/2027	5,100	(6)	—	(6)
SOFR	Annual	3.497%	Annual	8/12/2027	8,610	(14)	—	(14)
3.5175%	Annual	SOFR	Annual	8/15/2027	139,970	278	—	278
3.0825%	At maturity	Eurozone HICP Ex. Tobacco	At maturity	8/15/2027	EUR1,000	18	—	18
SOFR	Annual	3.4925%	Annual	8/19/2027	USD456,680	(717)	—	(717)
SOFR	Annual	3.493%	Annual	8/24/2027	3,300	(5)	—	(5)
SOFR	Annual	3.4325%	Annual	8/30/2027	8,700	(5)	—	(5)
6-month PLN-WIBOR	Semi-annual	4.14%	Annual	9/2/2027	PLN511,117	(108)	—	(108)
3.515%	Annual	6-month CZK-PRIBOR	Semi-annual	9/2/2027	CZK2,877,983	(441)	—	(441)
SOFR	Annual	3.2685%	Annual	9/9/2027	USD600,000	1,432	—	1,432
SOFR	Annual	3.3075%	Annual	9/15/2027	5,100	8	—	8
SOFR	Annual	3.3395%	Annual	9/23/2027	456,805	441	—	441
SOFR	Annual	3.329%	Annual	9/23/2027	11,400	13	—	13
1.9308%	Annual	Euro STR	Annual	9/24/2027	EUR220,000	(91)	—	(91)
SONIA	Annual	5.1013%	Annual	10/7/2027	GBP1,650	(57)	—	(57)
0.57520783%	Annual	SONIA	Annual	4/9/2028	10,370	(1,052)	(18)	(1,034)
Capital World Bond Fund — Page 50 of 59

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
4.4785%	Annual	SOFR	Annual	10/4/2028	USD500	$16	$—	$16
8.845%	28-day	Overnight MXN-F-TIIE	28-day	11/17/2028	MXN16,677	44	—	44
5.086%	Annual	6-month PLN-WIBOR	Semi-annual	7/12/2029	PLN35,830	335	—	335
6-month CZK-PRIBOR	Semi-annual	3.635%	Annual	7/12/2029	CZK205,915	75	—	75
SOFR	Annual	3.4705%	Annual	2/10/2030	USD110,460	(497)	—	(497)
6-month EURIBOR	Semi-annual	2.2562%	Annual	3/5/2030	EUR19,060	85	—	85
6-month EURIBOR	Semi-annual	2.2577%	Annual	3/5/2030	19,060	83	—	83
6-month EURIBOR	Semi-annual	2.2592%	Annual	3/5/2030	19,070	82	—	82
3.925%	Annual	6-month NOK-NIBOR	Semi-annual	3/5/2030	NOK112,734	(69)	—	(69)
3.924%	Annual	6-month NOK-NIBOR	Semi-annual	3/5/2030	112,737	(69)	—	(69)
3.92%	Annual	6-month NOK-NIBOR	Semi-annual	3/5/2030	112,750	(71)	—	(71)
6-month EURIBOR	Semi-annual	2.1912%	Annual	3/6/2030	EUR17,750	136	—	136
3.825%	Annual	6-month NOK-NIBOR	Semi-annual	3/6/2030	NOK113,217	(114)	—	(114)
4.165%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	86,241	33	—	33
4.1703%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	60,360	25	—	25
4.162%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	60,374	23	—	23
4.165%	Annual	6-month NOK-NIBOR	Semi-annual	3/25/2030	215,748	85	—	85
3-month SEK-STIBOR	Quarterly	2.6312%	Annual	4/2/2030	SEK129,570	(186)	—	(186)
3-month SEK-STIBOR	Quarterly	2.3527%	Annual	4/22/2030	460,010	(64)	—	(64)
3-month SEK-STIBOR	Quarterly	2.3532%	Annual	4/22/2030	459,990	(65)	—	(65)
2.2053%	Annual	6-month EURIBOR	Semi-annual	4/22/2030	EUR43,190	(332)	—	(332)
2.2033%	Annual	6-month EURIBOR	Semi-annual	4/22/2030	43,210	(337)	—	(337)
3.6899%	Annual	SONIA	Annual	4/25/2030	GBP5,090	(39)	—	(39)
3-month SEK-STIBOR	Quarterly	2.3302%	Annual	5/2/2030	SEK16,610	— (k)	—	— (k)
3.9208%	Annual	6-month NOK-NIBOR	Semi-annual	7/29/2030	NOK51,000	(33)	—	(33)
6.2597%	Annual	6-month HUF-BUBOR	Semi-annual	8/1/2030	HUF420,000	— (k)	—	— (k)
3-month SEK-STIBOR	Quarterly	2.2732%	Annual	8/14/2030	SEK448,260	175	—	175
2.3523%	Annual	6-month EURIBOR	Semi-annual	8/14/2030	EUR38,000	(51)	—	(51)
2.665%	At maturity	U.S. Urban CPI	At maturity	8/18/2030	USD5,904	2	—	2
3.7982%	Annual	SONIA	Annual	8/20/2030	GBP6,870	(17)	—	(17)
2.625%	At maturity	U.S. Urban CPI	At maturity	8/21/2030	USD5,891	(9)	—	(9)
2.6825%	At maturity	U.S. Urban CPI	At maturity	8/27/2030	5,855	9	—	9
2.755%	At maturity	U.S. Urban CPI	At maturity	8/29/2030	5,900	30	—	30
2.3533%	Annual	6-month EURIBOR	Semi-annual	9/17/2030	EUR4,740	(8)	—	(8)
6-month NOK-NIBOR	Semi-annual	3.99%	Annual	9/22/2030	NOK215,300	72	—	72
6.1177%	Annual	6-month HUF-BUBOR	Semi-annual	9/23/2030	HUF600,000	(11)	—	(11)
6-month NOK-NIBOR	Semi-annual	4.09%	Annual	9/23/2030	NOK117,836	(14)	—	(14)
6-month NOK-NIBOR	Semi-annual	4.08%	Annual	9/23/2030	231,550	(17)	—	(17)
6-month NOK-NIBOR	Semi-annual	4.095%	Annual	9/23/2030	231,540	(33)	—	(33)
2.2679%	Annual	SONIA	Annual	7/14/2032	GBP590	(78)	—	(78)
SOFR	Annual	4.1615%	Annual	5/15/2033	USD400	(17)	—	(17)
SOFR	Annual	4.15%	Annual	5/15/2033	740	(31)	—	(31)
4.0135%	Annual	SOFR	Annual	8/21/2033	840	28	—	28
2.5828%	Annual	6-month EURIBOR	Semi-annual	7/2/2035	EUR2,030	(18)	—	(18)
4.4715%	Annual	6-month PLN-WIBOR	Semi-annual	7/31/2035	PLN5,100	(4)	—	(4)
2.65411364%	Annual	6-month EURIBOR	Semi-annual	9/2/2035	EUR3,030	(8)	(3)	(5)
2.6963%	Annual	6-month EURIBOR	Semi-annual	9/26/2035	1,010	1	—	1
3-month SEK-STIBOR	Quarterly	2.7207%	Annual	9/26/2035	SEK11,190	— (k)	—	— (k)
Capital World Bond Fund — Page 51 of 59

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
6-month EURIBOR	Semi-annual	2.7107%	Annual	10/4/2039	EUR1,100	$20	$—	$20
0.9221376%	Annual	SONIA	Annual	4/9/2041	GBP5,500	(2,932)	(48)	(2,884)
2.23%	Annual	SONIA	Annual	7/14/2042	320	(115)	—	(115)
4.6386%	Annual	SONIA	Annual	8/27/2045	190	2	—	2
6-month EURIBOR	Semi-annual	2.8527%	Annual	10/12/2045	EUR590	8	—	8
1.0469%	Annual	SONIA	Annual	3/2/2052	GBP70	(52)	—	(52)
SOFR	Annual	4.057%	Annual	8/24/2055	USD600	(13)	—	(13)
6-month EURIBOR	Semi-annual	2.89009984%	Annual	9/2/2055	EUR1,320	5	5	— (k)
SOFR	Annual	4.039%	Annual	9/2/2055	USD600	(11)	—	(11)
SOFR	Annual	4.0545%	Annual	9/6/2055	393	(8)	—	(8)
SOFR	Annual	3.944%	Annual	9/9/2055	20,400	(39)	—	(39)
6-month EURIBOR	Semi-annual	2.8972%	Annual	9/11/2055	EUR11,810	28	—	28
6-month EURIBOR	Semi-annual	2.9012%	Annual	9/17/2055	420	1	—	1
SOFR	Annual	3.9305%	Annual	9/23/2055	USD50,335	19	—	19
6-month EURIBOR	Semi-annual	2.9287%	Annual	9/24/2055	EUR22,000	(112)	—	(112)
						$(4,298)	$(71)	$(4,227)
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 9/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
13.87%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	BRL200,000	$(79)	$—	$(79)
10.69660495%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	18,589	(280)	—	(280)
12.215%	At maturity	BZDIOVER	At maturity	Bank of America	1/4/2027	300,000	(1,931)	—	(1,931)
11.91%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	300,000	(2,265)	—	(2,265)
11.405%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	643,575	(6,149)	—	(6,149)
13.995%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	358,750	1,576	—	1,576
14.115%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	98,690	515	—	515
14.05%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	72,455	345	—	345
14.05%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	43,955	209	—	209
13.445%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	33,000	39	—	39
11.495%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	236,580	(3,205)	—	(3,205)
10.045%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	353,760	(9,674)	—	(9,674)
13.615%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2031	6,000	18	—	18
							$(20,881)	$—	$(20,881)
Capital World Bond Fund — Page 52 of 59

unaudited
Swap contracts (continued)

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 9/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2025 (000)
CDX.NA.IG.44	1.00%	Quarterly	6/20/2030	USD45,593	$(1,033)	$(1,018)	$(15)
CDX.NA.HY.44	5.00%	Quarterly	6/20/2030	108,630	(8,658)	(6,903)	(1,755)
CDX.EM.44	1.00%	Quarterly	12/20/2030	115,000	2,521	2,470	51
ITRAXX.EUR.44	1.00%	Quarterly	12/20/2030	EUR186,670	(4,707)	(4,713)	6
ITRAXX.EUR.XO.44	5.00%	Quarterly	12/20/2030	18,200	(2,269)	(2,260)	(9)
CDX.NA.IG.45	1.00%	Quarterly	12/20/2030	USD229,560	(5,201)	(5,123)	(78)
					$(19,347)	$(17,547)	$(1,800)
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (p) (000)	Value at 9/30/2025 (q) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2025 (000)
CDX.NA.HY.45	5.00%	Quarterly	12/20/2030	USD 4,450	$343	$339	$4
Investments in affiliates (n)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2025 (000)	Dividend or interest income (000)
Investment funds 0.00%
Capital Group Central Corporate Bond Fund	$209	$8	$—	$—	$6	$223	$8
Short-term securities 10.56%
Money market investments 10.56%
Capital Group Central Cash Fund 4.17% (o)	421,730	3,565,483	2,925,438	(49)	(26)	1,061,700	20,057
Total 10.56%				$(49)	$(20)	$1,061,923	$20,065
Restricted securities (b)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Stillwater Mining Co. 4.00% 11/16/2026	1/26/2024-2/20/2024	$9,175	$9,552	0.09%
Sasol Financing USA, LLC 8.75% 5/3/2029	7/18/2023-2/16/2024	8,576	8,876	0.09
Bank of America Corp. 0.58% 8/8/2029 (3-month EUR-EURIBOR + 0.73% on 8/8/2028) (a)	2/4/2021	3,792	3,474	0.03
General Motors Financial Co., Inc. 4.00% 7/10/2030	10/25/2024-10/31/2024	2,429	2,660	0.03
Wells Fargo & Co. 3.90% 7/22/2032 (3-month EUR-EURIBOR + 1.22% on 7/22/2031) (a)	10/16/2024-12/4/2024	1,277	1,416	0.01
McDonalds Corp. 4.00% 3/7/2030	11/14/2023	1,184	1,353	0.01
Finastra USA, Inc., Term Loan, (1-month USD CME Term SOFR + 4.00%) 8.129% 7/30/2032 (d)(h)	9/13/2023-6/13/2025	664	668	0.01
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.288% 9/13/2029 (d)(h)	9/13/2023	148	151	0.00 (r)
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (i)	9/29/2025	694	763	0.01
Capital World Bond Fund — Page 53 of 59

unaudited
Restricted securities (b) (continued)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
HPHT Finance 25, Ltd. 5.00% 2/21/2030	4/8/2025-6/16/2025	$594	$610	0.01%
NBM US Holdings, Inc. 6.625% 8/6/2029	7/16/2025	515	517	0.01
CK Hutchison International (21), Ltd. 3.125% 4/15/2041	5/19/2025-5/22/2025	287	310	0.00 (r)
Total		$29,335	$30,350	0.30%

(a)	Step bond; coupon rate may change at a later date.
(b)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(c)	Index-linked bond whose principal amount moves with a government price index.
(d)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(e)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(f)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,029,942,000, which represented 10.24% of the net assets of the fund.

(g)	Value determined using significant unobservable inputs.
(h)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $15,767,000, which represented 0.16% of the net assets of the fund.

(i)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(j)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $129,610,000, which represented 1.29% of the net assets of the fund.
(k)	Amount less than one thousand.
(l)	Represents securities transacted on a TBA basis.
(m)	Security did not produce income during the last 12 months.
(n)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(o)	Rate represents the seven-day yield at 9/30/2025.
(p)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(q)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

(r)	Amount less than 0.01%.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Capital World Bond Fund — Page 54 of 59

unaudited
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. The average month-end notional amount of options on futures while held was $926,832,000. The average month-end notional amount of futures contracts while held was $4,858,082,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $4,924,813,000. Swaps and over-the-counter (OTC) options are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, exchange rates, implied option volatilities, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $2,002,620,000 and $676,186,000, respectively. The average month-end notional amount of options on foreign currencies while held was $123,376,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Capital World Bond Fund — Page 55 of 59

unaudited
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of September 30, 2025, were as follows (dollars in thousands):
Capital World Bond Fund — Page 56 of 59

unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$1,856,458	$—	$1,856,458
Japanese yen	—	782,502	—	782,502
British pounds	—	331,408	—	331,408
Brazilian reais	—	247,200	—	247,200
Australian dollars	—	186,498	—	186,498
Chinese yuan renminbi	—	167,531	—	167,531
Indian rupees	—	123,853	—	123,853
South Korean won	—	123,178	—	123,178
Malaysian ringgits	—	121,692	—	121,692
Canadian dollars	—	65,151	—	65,151
Danish kroner	—	58,185	—	58,185
Indonesian rupiah	—	52,909	—	52,909
Mexican pesos	—	44,818	—	44,818
Colombian pesos	—	36,070	—	36,070
Norwegian kroner	—	30,257	—	30,257
Polish zloty	—	22,620	—	22,620
South African rand	—	12,984	—	12,984
Czech korunas	—	12,022	—	12,022
Hungarian forints	—	11,762	—	11,762
Thai baht	—	10,429	—	10,429
Philippine pesos	—	9,987	—	9,987
Turkish lira	—	6,843	—	6,843
New Zealand dollars	—	5,952	—	5,952
Egyptian pounds	—	4,178	—	4,178
Peruvian nuevos soles	—	3,442	—	3,442
Romanian leu	—	1,550	—	1,550
Kazakhstani tenge	—	887	—	887
Swedish kronor	—	238	—	238
Ukrainian hryvnia	—	105	—	105
U.S. dollars	—	4,677,500	4,152	4,681,652
Convertible bonds & notes	—	4,474	—	4,474
Preferred securities	—	—	453	453
Common stocks	920	49	241	1,210
Investment funds	223	—	—	223
Short-term securities	1,061,700	10,768	—	1,072,468
Options purchased on futures (equity style)	33	—	—	33
Options purchased on foreign currencies (equity style)	—	18	—	18
Total	$1,062,876	$9,023,518	$4,846	$10,091,240

Capital World Bond Fund — Page 57 of 59

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$21,249	$—	$—	$21,249
Unrealized appreciation on open forward currency contracts	—	14,799	—	14,799
Unrealized appreciation on centrally cleared interest rate swaps	—	4,162	—	4,162
Unrealized appreciation on bilateral interest rate swaps	—	2,702	—	2,702
Unrealized appreciation on centrally cleared credit default swaps	—	61	—	61
Liabilities:
Value of options written (equity style)	—	(3)	—	(3)
Unrealized depreciation on futures contracts	(8,503)	—	—	(8,503)
Unrealized depreciation on open forward currency contracts	—	(15,298)	—	(15,298)
Unrealized depreciation on centrally cleared interest rate swaps	—	(8,389)	—	(8,389)
Unrealized depreciation on bilateral interest rate swaps	—	(23,583)	—	(23,583)
Unrealized depreciation on centrally cleared credit default swaps	—	(1,857)	—	(1,857)
Total	$12,746	$(27,536)	$—	$(14,790)
*
Options written, futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

Key to abbreviation(s)
Assn. = Association
AUD = Australian dollars
BBSW = Bank Bill Swap Rate
BRL = Brazilian reais
BUBOR = Budapest Interbank Offered Rate
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAB = Capital Appreciation Bonds
CAD = Canadian dollars
CHF = Swiss francs
CLO = Collateralized Loan Obligations
CLP = Chilean pesos
CME = CME Group
CNH = Chinese yuan renminbi
CNY = Chinese yuan renminbi
COP = Colombian pesos
CORRA = Canadian Overnight Repo Rate Average
CPI = Consumer Price Index
CZK = Czech korunas
DAC = Designated Activity Company
DKK = Danish kroner
EGP = Egyptian pounds
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
F-TIIE = Funding Equilibrium Interbank Interest Rate
GBP = British pounds
GO = General Obligation
HICP = Harmonised Index of Consumer Prices
HUF = Hungarian forints
ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah
ILS = Israeli shekels
INR = Indian rupees

JPY = Japanese yen
KRW = South Korean won
KZT = Kazakhstani tenge
MXN = Mexican pesos
MYR = Malaysian ringgits
NGN = Nigerian naira
NIBOR = Norwegian Interbank Offered Rate
NOK = Norwegian kroner
NZD = New Zealand dollars
PEN = Peruvian nuevos soles
PHP = Philippine pesos
PIK = Payment In Kind
PLN = Polish zloty
PRIBOR = Prague Interbank Offered Rate
Ref. = Refunding
Rev. = Revenue
RON = Romanian leu
SEK = Swedish kronor
SGD = Singapore dollars
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
STIBOR = Stockholm Interbank Offered Rate
STR = Short-Term Rate
TBA = To be announced
THB = Thai baht
TRY = Turkish lira
UAH = Ukrainian hryvnia
USD = U.S. dollars
UST = U.S. Treasury
WIBOR = Warsaw Interbank Offered Rate
ZAR = South African rand
Capital World Bond Fund — Page 58 of 59

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
MFGEFP3-031-1125
Capital World Bond Fund — Page 59 of 59